UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21734

PIMCO Global StocksPlus® & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO Closed-End Funds

Semiannual Report

December 31, 2016

PCM Fund, Inc.

PIMCO Global StocksPLUS® & Income Fund

PIMCO Income Opportunity Fund

PIMCO Strategic Income Fund, Inc.

PIMCO Dynamic Credit and Mortgage Income Fund

(formerly PIMCO Dynamic Credit Income Fund)

PIMCO Dynamic Income Fund

(1)	Consolidated Schedule of Investments

Letter from the Chairman of the Board & President

Dear Shareholder,

The global financial markets generated mixed results during the reporting period. Investor sentiment fluctuated as investors reacted to incoming economic data, shifting monetary policy, volatile commodity prices and numerous geopolitical issues.

For the six-month reporting period ended December 31, 2016

The U.S. economy continued to expand during the reporting period, although the pace was relatively modest overall. Looking back, U.S. gross domestic product (“GDP”), which represents the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanded at a 0.9% annual pace during the second quarter of 2016. GDP grew at a 3.5% annual pace during the third quarter — the strongest reading in two years. Finally, the Commerce Department’s initial reading — released after the reporting period had ended — showed that fourth quarter 2016 GDP grew at an annual pace of 1.9%.

At its meeting in December 2015, the Federal Reserve (“Fed”) took its initial step toward normalizing monetary policy. In particular, the Fed raised interest rates from a range between 0% and 0.25% to a range between 0.25% and 0.50%. During its first seven meetings in 2016, the Fed remained on hold as it monitored incoming economic data, as well as several geopolitical events. Then, in a well-telegraphed move, the Fed again raised interest rates in December 2016 to a range between 0.50% and 0.75%. In its official statement following the Fed’s December 2016 meeting it said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Economic activity outside the U.S. was generally tepid during the reporting period. In the eurozone, growth was modest and inflation remained lower than the European Central Bank’s (“ECB”) target. As a result, the ECB maintained its highly accommodative monetary policy and extended the duration of its bond buying program through December 2017. In the aftermath of the United Kingdom’s decision to leave the European Union (“Brexit”), the Bank of England lowered rates in October 2016 from 0.50% to 0.25% — an all-time low. Elsewhere, uneven growth in Japan prompted the Bank of Japan to push the rate on current accounts that commercial banks hold to negative territory.

After weakness earlier in 2016, commodity prices generally stabilized and moved higher during the six months ended December 31, 2016. Crude oil rose from approximately $48 a barrel when the reporting period began to roughly $54 at the end of December 2016. Finally, foreign exchange markets fluctuated given economic data, decoupling central bank policy, Brexit and the surprise outcome from the U.S. November elections that propelled the U.S. dollar higher.

Outlook

PIMCO’s baseline view is for the aging U.S. economic expansion to continue during the remainder of 2017. PIMCO foresees U.S. GDP growth of 2%–2.5% in 2017, twice the annualized growth rate from the fourth quarter of 2015 through the second quarter of 2016, but below the 3.5% rate during the third quarter of 2016. PIMCO believes business investment will likely snap back, helped by higher energy prices and, eventually, more clarity on corporate tax reform. In PIMCO’s view, consumer spending will be supported by a further decline in unemployment, rising wages and expectations of personal income tax cuts to be enacted at the end of 2017. Meanwhile PIMCO expects headline Consumer Price Index (“CPI”) inflation to increase and to converge with core inflation above 2%, with the Fed raising interest rates two or three times during 2017 (with risks to the upside).

Overseas, PIMCO’s baseline view is for eurozone growth to be in a 1%–1.5% range as political uncertainty remains elevated ahead of crucial elections in France, Germany, the Netherlands and, potentially, in Italy. While PIMCO believes that headline inflation will rise above 1%, core inflation should make little headway toward the European

2	PIMCO CLOSED-END FUNDS

Central Bank’s “below but close to 2%” objective. In the UK, PIMCO’s baseline view is for growth to moderate into a 0.75%–1.5% range, reflecting fairly robust momentum so far, but also the ongoing uncertainty over the impact of Brexit. PIMCO’s baseline view in Japan is that fiscal stimulus and recent yen weakening will propel GDP growth into a 0.75%–1.25% range in 2017. However, PIMCO believes inflation will remain subdued and significantly below the Bank of Japan’s 2% target. Finally, for China, PIMCO’s baseline view is that the public sector credit bubble and its private sector capital outflows will likely remain under control and growth will slow into a 6%–6.5% range as policymakers prioritize financial stability over economic stimulus ahead of the 19th National Party Congress in the fourth quarter of 2017.

In the following pages of this PIMCO Closed-End Funds Semiannual Report, please find specific details regarding investment performance and a discussion of factors that most affected the Funds’ performance over the six months ended December 31, 2016.

Thank you for investing with us. We value your trust and will continue to work diligently to meet your investment needs. If you have questions regarding any of your PIMCO Closed-End Funds investments, please contact your financial advisor or call the Funds’ shareholder servicing agent at (844) 33-PIMCO or (844) 337-4626. We also invite you to visit our website at www.pimco.com to learn more about our views.

Sincerely,

Hans W. Kertess	Peter G. Strelow
Chairman of the Board	President

SEMIANNUAL REPORT	DECEMBER 31, 2016	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well- diversified investment portfolio. It is important to note, however, that in an environment where interest rates trend upward, rising rates would negatively impact the performance of most bond funds, and fixed- income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund Management will anticipate such movement. As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with rising interest rates. This is especially true since the Federal Reserve Board has concluded its quantitative easing program and, at its meetings on December 16, 2015 and December 14, 2016, raised interest rates for the first time since 2006. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets” in corporate bonds. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates.

The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, management risk and the risk that a Fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in a Fund’s net asset value (“NAV”). A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying a derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not directly own. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and a Fund. For instance, in December 2015, the SEC proposed new regulations applicable to mutual fund’s use of derivatives and related instruments. If adopted as proposed, these regulations could significantly limit or impact a fund’s ability to invest in derivatives and other instruments, limit a fund’s ability to employ certain strategies that use derivatives and adversely affect fund’s performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objectives.

PIMCO Global StocksPLUS® & Income Fund’s (“PGP”) monthly distributions are expected to include, among other possible sources, interest income from its debt portfolio and payments and premiums (characterized as capital for financial accounting purposes and as ordinary income for tax purposes) generated by certain types of interest rate derivatives.

Strategies involving interest rate derivatives may attempt to capitalize on differences between short-term and long-term interest rates as part of the PGP’s duration and yield curve active management strategies. For instance, in the event that long-term interest rates are higher than short-term interest rates, the Fund may elect to pay a floating short- term interest rate and to receive a long-term fixed interest rate for a stipulated period of time, thereby generating payments as a function of the difference between current short-term interest rates and long-term interest rates, so long as the floating short-term interest rate (which may rise) is lower than the fixed long-term interest rate.

PGP and other Funds may also enter into opposite sides of multiple interest rate swaps or other derivatives with respect to the same underlying reference instrument (e.g., a 10-year U.S. treasury) that have different effective dates with respect to interest accrual time periods for the principal purpose of generating distributable gains (characterized as ordinary income for tax purposes) and that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”). In a paired swap transaction, a Fund would generally enter into one or more interest rate swap agreements whereby the Fund agrees to make regular payments starting at the time the Fund enters into the agreements equal to a floating interest rate in return for payments equal to a fixed interest rate (the “initial leg”). The Fund would also enter into one or more interest rate swap agreements on the same underlying instrument, but take the opposite position (i.e., in this example, the Fund would make regular payments equal to a fixed interest rate in return for receiving payments equal to a

4	PIMCO CLOSED-END FUNDS

floating interest rate) with respect to a contract whereby the payment obligations do not commence until a date following the commencement of the initial leg (the “forward leg”).

A Fund’s income- and gain-generating strategies may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. equity markets or the Fund’s debt investments, or arising from its use of derivatives. For instance, a significant portion of PGP’s monthly distributions may be sourced from paired swap transactions utilized to produce current distributable ordinary income for tax purposes on the initial leg, with a substantial possibility that the Fund will later realize a corresponding capital loss and potential decline in its net asset value with respect to the forward leg (to the extent there are not corresponding offsetting capital gains being generated from other sources). Because some or all of these transactions may generate capital losses without corresponding offsetting capital gains, portions of a Fund’s distributions recognized as ordinary income for tax purposes (such as from paired swap transactions) may be economically similar to a taxable return of capital when considered together with such capital losses.

PGP’s index option strategy, to the extent utilized, seeks to generate payments and premiums from writing options that may offset some or all of the capital losses incurred as a result of paired swaps transactions. However, the Fund may use paired swap transactions to support monthly distributions where the index option strategy does not produce an equivalent amount of offsetting gains, including without limitation when such strategy is not being used to a significant extent. In addition, gains (if any) generated from the index option strategy may be offset by the Fund’s realized capital losses, including any available capital loss carryforwards. PGP currently has significant capital loss carryforwards, some of which will expire at particular dates, and to the extent that the Fund’s capital losses exceed capital gains, the Fund cannot use its capital loss carryforwards to offset capital gains.

The notional exposure of a Fund’s interest rate derivatives may represent a multiple of the Fund’s total net assets. There can be no assurance a Fund’s strategies involving interest rate derivatives will work as intended and such strategies are subject to the risks related to the use of derivatives generally, as discussed above (see also Notes 6 and 7 in the Notes to Financial Statements for further discussion on the use of derivative instruments and certain of the risks associated therewith).

A Fund’s use of leverage creates the opportunity for increased income for the Fund’s common shareholders, but also creates special risks. Leverage is a speculative technique that may expose a Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on a Fund’s portfolio, the interest and other costs to the Fund of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to the Fund’s common shareholders. In addition, fees and expenses of any form of leverage used by a Fund will be borne entirely by its common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Fund’s common shares. There can be no assurance that a Fund’s use of leverage will result in a higher yield on its common shares, and it may result in losses. Leverage creates several major types of risks for a Fund’s common shareholders, including: (1) the likelihood of greater volatility of net asset value and market price of the Fund’s common shares, and of the investment return to the Fund’s common shareholders, than a comparable portfolio without leverage; (2) the possibility either that the Fund’s common share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on the Fund’s common shares will fluctuate because such costs vary over time; and (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Fund’s common shares.

A Fund’s investments in and exposure to foreign securities involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability. Foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of certain foreign countries are relatively small, with a limited number of companies representing a small number of industries. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, auditing and custody standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or other confiscation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in foreign securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Risks associated with investing in foreign securities may be increased when a Fund invests in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the emerging market.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and, as applicable, risks associated with mortgage-related

SEMIANNUAL REPORT	DECEMBER 31, 2016	5

Important Information About the Funds (Cont.)

securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. In the case of a loan participation or assignment, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In the event of the insolvency of the lender selling a loan participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans or acting as an originator of loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, lender liability, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans. To the extent that a Fund originates a loan, it may be responsible for all or a substantial portion of the expenses associated with initiating the loan, irrespective of whether the loan transaction is ultimately consummated or closed. This may include significant legal and due diligence expenses, which will be indirectly borne by a Fund and its shareholders.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may experience additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High-yield bonds (commonly referred to as “junk bonds”) typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money on its investment. The Funds may also invest in bonds and other instruments that are not rated, but which PIMCO considers to be equivalent to high-yield investments. The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted securities are often illiquid and may not be actively traded. Sale of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

The global economic crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all experienced large public budget deficits, the effects of which are still yet unknown and may slow the overall recovery of the European economies from the global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or other central banks or supranational agencies such as the International Monetary Fund. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn which could significantly affect the value of a Fund’s European investments. It is possible that one or more Economic and Monetary Union of the European Union (“EMU”) member countries could abandon the euro and return to a national currency and/or that the euro will cease to

6	PIMCO CLOSED-END FUNDS

exist as a single currency in its current form. The exit of any country out of the euro may have an extremely destabilizing effect on other eurozone countries and their economies and a negative effect on the global economy as a whole. Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties. In June 2016, the United Kingdom approved a referendum to leave the European Union. Significant uncertainty remains in the market regarding the ramifications of that development, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict.

As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cyber security breaches of a Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, distributors and other third parties) or issuers that a Fund invests in can also subject a Fund to many of the same risks associated with direct cyber security breaches. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. Like with operational risk in general, the Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially since the Funds do not directly control the cyber security systems of issuers or third party service providers. The Funds and their shareholders could be negatively impacted as a result.

The Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Funds’ performance and/or ability to achieve their investment objectives. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of the Funds could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Funds to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. The common shares of a Fund may trade at a price that is less than the initial offering price and/or the net asset value of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the net asset value of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to net asset value thereafter.

SEMIANNUAL REPORT	DECEMBER 31, 2016	7

Important Information About the Funds (Cont.)

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: asset allocation risk, credit risk, stressed securities risk, distressed and defaulted securities risk, corporate bond risk, market risk, issuer risk, liquidity risk, equity securities and related market risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, mortgage market/ subprime risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, redenomination risk, non- diversification risk, management risk, municipal bond risk, inflation- indexed security risk, senior debt risk, loans, participations and assignments risk, reinvestment risk, real estate risk, U.S. Government securities risk, foreign (non-U.S.) government securities risk, valuation risk, segregation and cover risk, focused investment risk, credit default swaps risk, event-linked securities risk, counterparty risk, preferred securities risk, confidential information access risk, other investment companies risk, private placements risk, inflation/deflation risk, regulatory risk, tax risk, recent economic conditions risk, market disruptions and geopolitical risk, potential conflicts of interest involving allocation of investment opportunities, repurchase agreements risk, securities lending risk, zero-coupon bond and payment-in-kind securities risk, portfolio turnover risk, smaller company risk, short sale risk and convertible securities risk. A description of certain of these risks is available in the Notes to Financial Statements of this Report.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses.

The following table discloses the commencement of operations and diversification status of each Fund:

Fund Name	Commencement of Operations	Diversification Status
PCM Fund, Inc.	09/02/93	Diversified
PIMCO Global StocksPLUS® & Income Fund	05/31/05	Diversified
PIMCO Income Opportunity Fund	11/30/07	Diversified
PIMCO Strategic Income Fund, Inc.	02/24/94	Diversified
PIMCO Dynamic Credit and Mortgage Income Fund	01/31/13	Diversified
PIMCO Dynamic Income Fund	05/30/12	Diversified

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees/Directors1 are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Investment Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (SAI), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO (844-337-4626), on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

[1]	Hereinafter, the terms “Trustee” or “Trustees” used herein shall refer to a Director or Directors of applicable Funds.

8	PIMCO CLOSED-END FUNDS

Each Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Funds at (844) 33-PIMCO (844-337-4626) and on the Funds’ website at www.pimco.com.

Updated portfolio holdings information about a Fund will be available at www.pimco.com approximately 15 calendar days after such Fund’s most recent fiscal quarter end, and will remain accessible until such Fund files a Form N-Q or a shareholder report for the period which includes the date of the information. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	DECEMBER 31, 2016	9

PCM Fund, Inc.

Symbol on NYSE - PCM

Allocation Breakdown as of 12/31/2016†§

Non-Agency Mortgage-Backed Securities	38.7%
Asset-Backed Securities	37.5%
Corporate Bonds & Notes	16.1%
Short-Term Instruments	3.6%
Bank Loan Obligations	2.3%
Other	1.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2016)(1)

Market Price	$10.00
NAV	$9.63
Premium/(Discount) to NAV	3.84%
Market Price Distribution Yield(2)	9.60%
NAV Distribution Yield(2)	9.97%
Total Effective Leverage(3)	46%

Average Annual Total Return(1) for the period ended December 31, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (09/02/93)
Market Price	13.61%	25.71%	9.59%	8.07%	8.61%
NAV	9.50%	13.85%	11.66%	9.98%	9.00%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PCM’s primary investment objective is to seek to achieve high current income. Capital gains from the disposition of investments are a secondary objective of the Fund.

Fund Insights at NAV

The following impacted performance during the reporting period:

»	The Fund’s exposure to non-agency mortgage-backed securities contributed to performance, as the sector had positive returns.

»	The Fund’s exposure to high yield industrials contributed to performance, as the sector had positive returns.

»	The Fund’s exposure to high yield financials contributed to performance, as the sector had positive returns.

»	The Fund’s selection of commercial mortgage-backed securities (CMBS) contributed to performance, as select subordinated issues outperformed the broader CMBS sector.

»	The Fund’s U.S. duration exposure detracted from performance, as U.S. interest rates increased.

»	The Fund’s selection of high yield utilities issues detracted modestly from performance, as select issuers underperformed the broader high yield utilities sector.

10	PIMCO CLOSED-END FUNDS

PIMCO Global StocksPLUS® & Income Fund

Symbol on NYSE - PGP

Allocation Breakdown as of 12/31/2016†§

Non-Agency Mortgage-Backed Securities	37.5%
Corporate Bonds & Notes	36.3%
Short-Term Instruments	13.5%
Asset-Backed Securities	7.8%
U.S. Government Agencies	1.5%
Other	3.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2016)(1)

Market Price	$14.07
NAV	$10.11
Premium/(Discount) to NAV	39.17%
Market Price Distribution Yield(2)	12.51%
NAV Distribution Yield(2)	17.41%
Total Effective Leverage(3)	44%

Average Annual Total Return(1) for the period ended December 31, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (05/31/05)
Market Price	(23.67)%	(12.45)%	5.55%	7.96%	9.46%
NAV	14.49%	14.82%	17.43%	10.16%	11.58%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Global StocksPLUS® & Income Fund’s primary investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation.

Fund Insights at NAV

The following impacted performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to performance, as the S&P 500 Index returned 7.82%.

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to performance, as the MSCI EAFE Index returned 5.67%.

»	The Fund’s exposure to high yield corporate credit contributed to performance, as the Bloomberg Barclays U.S. Corporate High Yield Index returned 7.40%.

»	The Fund’s exposure to non-agency mortgage-backed securities contributed to performance. The Markit iBoxx Broad U.S. Non-Agency RMBS USD Index gained 11.66%.

»	The Fund’s exposure to U.S. dollar-denominated Brazilian corporate debt contributed to performance, as the JPMorgan Brazil CEMBI returned 9.54%.

»	The Fund’s exposure to a defensive equity options strategy on the S&P 500 Index detracted from performance, as the S&P 500 Index returned 7.82%.

»	The Fund’s exposure to U.S. duration detracted from performance, as Treasury yields increased.

SEMIANNUAL REPORT	DECEMBER 31, 2016	11

PIMCO Income Opportunity Fund

Symbol on NYSE - PKO

Allocation Breakdown as of 12/31/2016†§

Corporate Bonds & Notes	32.6%
Asset-Backed Securities	28.5%
Non-Agency Mortgage-Backed Securities	26.2%
Short-Term Instruments	4.2%
Convertible Preferred Securities	3.0%
Other	5.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2016)(1)

Market Price	$23.16
NAV	$23.30
Premium/(Discount) to NAV	(0.60)%
Market Price Distribution Yield(2)	9.84%
NAV Distribution Yield(2)	9.79%
Total Effective Leverage(3)	43%

Average Annual Total Return(1) for the period ended December 31, 2016
	6 Month*	1 Year	5 Year	Commencement of Operations (11/30/07)
Market Price	7.31%	22.96%	10.50%	11.28%
NAV	9.91%	15.29%	12.37%	11.90%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Income Opportunity Fund’s investment objective is to seek current income as a primary focus and also capital appreciation.

Fund Insights at NAV

The following impacted performance during the reporting period:

»	The Fund’s exposure to non-agency mortgage-backed securities contributed to performance, as the sector had positive returns.

»	The Fund’s exposure to high yield corporates contributed to performance, as the sector had positive returns.

»	The Fund’s selection of commercial mortgage-backed securities (CMBS) contributed to performance, as select subordinated issues outperformed the broader CMBS sector.

»	The Fund’s selection of collateralized loan obligations (CLOs) contributed to performance, as select senior tranches outperformed the broader CLO sector.

»	The Fund’s exposure to U.S. dollar-denominated Brazilian corporate debt contributed to performance, as the asset class had positive returns.

»	The Fund’s exposure to U.S. dollar-denominated Russian corporate debt contributed to performance, as the asset class had positive returns.

»	The Fund’s U.S. duration exposure detracted from performance, as U.S. interest rates increased.

»	The Fund’s exposure to the middle of the Australian and U.K. yield curves detracted modestly from performance, as intermediate term interest rates increased in those countries.

12	PIMCO CLOSED-END FUNDS

PIMCO Strategic Income Fund, Inc.

Symbol on NYSE - RCS

Allocation Breakdown as of 12/31/2016†§

U.S. Government Agencies	59.9%
Non-Agency Mortgage-Backed Securities	14.7%
Corporate Bonds & Notes	8.3%
U.S. Treasury Obligations	6.7%
Asset-Backed Securities	6.1%
Short-Term Instruments	3.3%
Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2016)(1)

Market Price	$8.79
NAV	$7.66
Premium/(Discount) to NAV	14.75%
Market Price Distribution Yield(2)	10.92%
NAV Distribution Yield(2)	12.53%
Total Effective Leverage(3)	28%

Average Annual Total Return(1) for the period ended December 31, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (02/24/94)
Market Price	(3.62)%	9.33%	6.38%	10.44%	8.95%
NAV	3.24%	7.82%	10.25%	10.48%	8.58%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

The primary investment objective of PIMCO Strategic Income Fund, Inc. is to generate a level of income that is higher than that generated by high quality, intermediate-term U.S. debt securities. The Fund also seeks capital appreciation to the extent consistent with this objective.

Fund Insights at NAV

The following impacted performance during the reporting period:

»	The Fund’s exposure to non-agency mortgage-backed securities contributed to performance, as the sector had positive returns.

»	The Fund’s exposure to agency mortgage-backed securities contributed to performance, as select positions outperformed during the reporting period.

»	The Fund’s exposure to high yield corporates contributed to performance, as the sector had positive returns.

»	The Fund’s selection of European residential mortgage-backed securities (RMBS) contributed to performance, as select prime and non-conforming issues outperformed the broader European RMBS sector.

»	The Fund’s selection of commercial mortgage-backed securities (CMBS) contributed to performance, as select subordinated issues outperformed the broader CMBS sector.

»	The Fund’s exposure to U.S. dollar-denominated Brazilian corporate debt contributed to performance, as the asset class had positive returns.

»	The Fund’s exposure to U.S. dollar-denominated Russian corporate debt contributed to performance, as the asset class had positive returns.

»	The Fund’s U.S. duration exposure detracted from performance, as U.S. interest rates increased.

»	The Fund’s selection of agency collateralized mortgage obligations (CMOs) detracted from performance, as select interest-only bonds underperformed the broader CMO sector.

SEMIANNUAL REPORT	DECEMBER 31, 2016	13

PIMCO Dynamic Credit and Mortgage Income Fund

Symbol on NYSE - PCI

Allocation Breakdown as of 12/31/2016†§

Asset-Backed Securities	43.9%
Non-Agency Mortgage-Backed Securities	27.4%
Corporate Bonds & Notes	20.2%
Short-Term Instruments	5.7%
Bank Loan Obligations	1.5%
Other	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2016)(1)

Market Price	$20.22
NAV	$21.25
Premium/(Discount) to NAV	(4.85)%
Market Price Distribution Yield(2)	9.74%
NAV Distribution Yield(2)	9.26%
Total Effective Leverage(3)	46%

Average Annual Total Return(1) for the period ended December 31, 2016
	6 Month*	1 Year	Commencement of Operations (01/31/13)
Market Price	14.39%	28.12%	5.76%
NAV	12.15%	17.91%	7.58%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Dynamic Credit and Mortgage Income Fund’s (formerly PIMCO Dynamic Credit Income Fund) primary investment objective is to seek current income and capital appreciation as a secondary objective.

Fund Insights at NAV

The following impacted performance during the reporting period:

»	The Fund’s exposure to non-agency mortgage-backed securities contributed to performance, as the sector had positive returns.

»	The Fund’s exposure to high yield corporates contributed to performance, as the sector had positive returns.

»	The Fund’s selection of commercial mortgage-backed securities (CMBS) contributed to performance, as select subordinated issues outperformed the broader CMBS sector.

»	The Fund’s selection of collateralized loan obligations (CLOs) contributed to performance, as select senior tranches outperformed the broader CLO sector.

»	The Fund’s exposure to U.S. dollar-denominated Brazilian corporate debt contributed to performance, as the asset class had positive returns.

»	The Fund’s U.S. duration exposure detracted from performance, as U.S. interest rates increased.

»	The Fund’s selection of asset backed securities (ABS) detracted from performance, as select student loan ABS underperformed the broader ABS sector.

»	The Fund’s exposure to the middle of the Australian and U.K. yield curves detracted modestly from performance, as intermediate term interest rates increased in those countries.

14	PIMCO CLOSED-END FUNDS

PIMCO Dynamic Income Fund

Symbol on NYSE - PDI

Allocation Breakdown as of 12/31/2016†§

Non-Agency Mortgage-Backed Securities	55.1%
Asset-Backed Securities	26.1%
Corporate Bonds & Notes	11.1%
Short-Term Instruments	5.5%
U.S. Government Agencies	1.2%
Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2016)(1)

Market Price	$27.70
NAV	$25.86
Premium/(Discount) to NAV	7.12%
Market Price Distribution Yield(2)	9.55%
NAV Distribution Yield(2)	10.23%
Total Effective Leverage(3)	47%

Average Annual Total Return(1) for the period ended December 31, 2016
	6 Month*	1 Year	Commencement of Operations (05/30/12)
Market Price	11.21%	17.81%	17.28%
NAV	7.96%	10.95%	16.86%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Dynamic Income Fund’s primary investment objective is to seek current income, and capital appreciation is a secondary objective.

Fund Insights at NAV

The following impacted performance during the reporting period:

»	The Fund’s exposure to non-agency mortgage-backed securities contributed to performance, as the sector had positive returns.

»	The Fund’s exposure to high yield corporates contributed to performance, as the sector had positive returns.

»	The Fund’s selection of European residential mortgage-backed securities (RMBS) contributed to performance, as select prime and non-conforming issues outperformed the broader European RMBS sector.

»	The Fund’s selection of commercial mortgage-backed securities (CMBS) contributed to performance, as select subordinated issues outperformed the broader CMBS sector.

»	The Fund’s selection of collateralized loan obligations (CLOs) contributed to performance, as select senior tranches outperformed the broader CLO sector.

»	The Fund’s exposure to U.S. dollar-denominated Brazilian corporate debt contributed to performance, as the asset class had positive returns.

»	The Fund’s exposure to U.S. dollar-denominated Russian corporate debt contributed to performance, as the asset class had positive returns.

»	The Fund’s U.S. duration exposure detracted from performance, as U.S. interest rates increased.

»	The Fund’s selection of asset backed securities (ABS) detracted from performance, as select student loan ABS underperformed the broader ABS sector.

SEMIANNUAL REPORT	DECEMBER 31, 2016	15

Financial Highlights

		Investment Operations			Less Distributions(b)

	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PCM Fund, Inc.
07/01/2016 - 12/31/2016+	$9.71	$0.50	$0.40	$0.90	$(0.98)	$0.00	$0.00	$(0.98)
06/30/2016	10.68	1.22	(1.23)	(0.01)	(0.96)	0.00	0.00	(0.96)
01/01/2015 - 06/30/2015(e)	10.72	0.44	0.00 ^	0.44	(0.48)	0.00	0.00	(0.48	)(i)
12/31/2014	11.17	0.94	(0.34)	0.60	(1.05)	0.00	0.00	(1.05)
12/31/2013	11.35	1.12	(0.20)	0.92	(1.10)	0.00	0.00	(1.10)
12/31/2012	9.48	1.06	1.93	2.99	(1.12)	0.00	0.00	(1.12)
12/31/2011	9.88	1.13	(0.47)	0.66	(1.06)	0.00	0.00	(1.06)

PIMCO Global StocksPLUS® & Income Fund
07/01/2016 - 12/31/2016+	$9.76	$0.51	$0.83	$1.34	$(0.99)	$0.00	$0.00	$(0.99)
06/30/2016	12.88	1.15	(2.07)	(0.92)	(2.02)	0.00	(0.18)	(2.20)
04/01/2015 - 06/30/2015(f)	12.82	0.34	0.27	0.61	(0.55)	0.00	0.00	(0.55	)(i)
03/31/2015	14.72	1.15	(0.85)	0.30	(2.20)	0.00	0.00	(2.20)
03/31/2014	14.32	1.39	1.21	2.60	(2.20)	0.00	0.00	(2.20)
03/31/2013	12.57	1.38	2.57	3.95	(2.20)	0.00	0.00	(2.20)
03/31/2012	14.88	1.61	(1.72)	(0.11)	(2.20)	0.00	0.00	(2.20)

PIMCO Income Opportunity Fund
07/01/2016 - 12/31/2016+	$22.59	$1.16	$1.03	$2.19	$(1.48)	$0.00	$0.00	$(1.48)
06/30/2016	25.94	2.33	(2.89)	(0.56)	(2.28)	(0.51)	0.00	(2.79)
11/01/2014 - 06/30/2015(g)	28.38	1.54	(0.86)	0.68	(2.34)	(0.77)	(0.01)	(3.12	)(i)
10/31/2014	28.67	2.71	(0.12)	2.59	(2.88)	0.00	0.00	(2.88)
10/31/2013	27.86	2.87	0.77	3.64	(2.83)	0.00	0.00	(2.83)
10/31/2012	24.62	2.61	3.69	6.30	(3.06)	0.00	0.00	(3.06)
10/31/2011	26.97	3.24	(2.20)	1.04	(3.39)	0.00	0.00	(3.39)

PIMCO Strategic Income Fund, Inc.
07/01/2016 - 12/31/2016+	$7.89	$0.33	$(0.08)	$0.25	$(0.48)	$0.00	$0.00	$(0.48)
06/30/2016	8.58	0.76	(0.45)	0.31	(1.00)	0.00	0.00	(1.00)
02/01/2015 - 06/30/2015(h)	8.57	0.30	0.11	0.41	(0.40)	0.00	0.00	(0.40	)(i)
01/31/2015	9.24	0.90	(0.55)	0.35	(1.02)	0.00	0.00	(1.02)
01/31/2014	9.66	0.99	(0.30)	0.69	(1.11)	0.00	0.00	(1.11)
01/31/2013	8.91	1.05	0.95	2.00	(1.25)	0.00	0.00	(1.25)
01/31/2012	9.97	1.36	(1.03)	0.33	(1.39)	0.00	0.00	(1.39)

PIMCO Dynamic Credit and Mortgage Income Fund
07/01/2016 - 12/31/2016+	$20.43	$0.79	$1.64	$2.43	$(1.61)	$0.00	$0.00	$(1.61)
06/30/2016	23.00	2.01	(2.40)	(0.39)	(2.18)	0.00	0.00	(2.18)
01/01/2015 - 06/30/2015(e)	22.83	0.76	0.35	1.11	(0.94)	0.00	0.00	(0.94	)(i)
12/31/2014	24.04	1.79	(0.53)	1.26	(2.47)	0.00	0.00	(2.47)
01/31/2013 -12/31/2013	23.88	1.33	0.76	2.09	(1.68)	(0.24)	0.00	(1.92)

PIMCO Dynamic Income Fund
07/01/2016 - 12/31/2016+	$26.56	$1.34	$0.73	$2.07	$(2.77)	$0.00	$0.00	$(2.77)
06/30/2016	31.38	3.87	(3.45)	0.42	(4.25)	(0.99)	0.00	(5.24)
04/01/2015 - 06/30/2015(f)	30.74	0.80	0.47	1.27	(0.63)	0.00	0.00	(0.63	)(i)
03/31/2015	32.11	3.25	(0.49)	2.76	(4.13)	0.00	0.00	(4.13)
03/31/2014	30.69	3.70	1.24	4.94	(3.29)	(0.23)	0.00	(3.52)
05/30/2012 - 03/31/2013	23.88	2.79	6.50	9.29	(2.18)	(0.27)	0.00	(2.45)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2 in the Notes to Financial Statements for more information.

(c)

Total investment return is calculated assuming a purchase of a share at the market price on the first day and a sale of a share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(d)	Interest expense primarily relates to participation in borrowing and financing transactions. See Note 5 in the Notes to Financial Statements for more information.
(e)	Fiscal year end changed from December 31st to June 30th.
(f)	Fiscal year end changed from March 31st to June 30th.
(g)	Fiscal year end changed from October 31st to June 30th.
(h)	Fiscal year end changed from January 31st to June 30th.
(i)

Total distributions for the period ended June 30, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended June 30, 2015.

16	PIMCO CLOSED-END FUNDS	See Accompanying Notes

		Common Share			Ratios/Supplemental Data
						Ratios to Average Net Assets
Offering Cost Charged to Paid in Capital in Excess of Par		Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(c)	Net Assets End of Year or Period (000s)	Expenses(d)		Expenses Excluding Interest Expense(d)		Net Investment Income		Portfolio Turnover Rate

$	N/A	$9.63	$10.00	13.61%	$111,305	3.00	%*	1.56	%*	9.92	%*	4%
	N/A	9.71	9.72	6.91	112,099	2.69		1.58		12.25		12
	N/A	10.68	10.05	(1.28)	123,235	2.26	*	1.54	*	8.32	*	20
	N/A	10.72	10.65	0.34	123,633	1.89		1.40		8.38		11
	N/A	11.17	11.65	6.49	128,672	2.05		1.52		9.75		6
	N/A	11.35	12.02	23.34	130,461	2.59		1.76		10.05		13
	N/A	9.48	10.77	10.43	108,810	2.44		1.75		11.30		26

$	N/A	$10.11	$14.07	(23.67)%	$107,738	3.36	%*	1.97	%*	10.08	%*	7%
	N/A	9.76	19.53	31.38	103,627	2.75		1.82		10.56		26
	N/A	12.88	16.92	(21.82)	135,468	2.34	*	1.72	*	10.35	*	3
	N/A	12.82	22.27	4.05	134,594	2.30		1.78		8.29		92
	N/A	14.72	23.67	19.44	153,393	1.94		1.67		9.62		197
	N/A	14.32	21.95	21.57	148,170	2.64		2.10		10.75		33
	N/A	12.57	20.18	(8.00)	128,952	2.71		2.12		12.70		90

$	N/A	$23.30	$23.16	7.31%	$349,523	2.92	%*	1.75	%*	9.80	%*	14%
	N/A	22.59	23.00	7.87	338,292	2.63		1.73		9.99		16
	N/A	25.94	24.20	0.22	388,353	2.43	*	1.79	*	8.93	*	14
	N/A	28.38	27.26	4.39	424,632	2.01		1.65		9.44		175
	N/A	28.67	28.90	6.81	426,561	1.93		1.66		10.03		65
	N/A	27.86	29.85	26.98	411,976	2.29		1.86		10.38		57
	N/A	24.62	26.45	11.68	359,909	2.44		1.93		12.40		194

$	N/A	$7.66	$8.79	(3.62)%	$324,260	1.41	%*	0.97	%*	8.36	%*	3%
	N/A	7.89	9.61	24.14	332,051	1.27		0.96		9.43		39
	N/A	8.58	8.69	(5.81)	357,692	1.16	*	0.96	*	8.58	*	17
	N/A	8.57	9.65	5.92	355,942	1.18		0.98		10.01		90
	N/A	9.24	10.12	(4.58)	379,762	1.39		1.00		10.48		208
	N/A	9.66	11.84	12.21	392,317	1.55		1.00		11.14		293
	N/A	8.91	11.80	28.34	357,712	1.48		1.01		14.27		147

$	N/A	$21.25	$20.22	14.39%	$2,915,284	3.70	%*	2.10	%*	7.26	%*	15%
	N/A	20.43	19.13	6.69	2,804,003	3.20		2.03		9.63		26
	N/A	23.00	20.18	2.23	3,155,689	2.63	*	1.97	*	6.71	*	31
	(0.00)^	22.83	20.65	2.68	3,132,146	2.36		1.91		7.29		35
	(0.01)	24.04	22.48	(2.79)	3,298,673	1.52	*	1.42	*	6.06	*	76

$	N/A	$25.86	$27.70	11.21%	$1,201,904	3.96	%*	2.13	%*	9.70	%*	11%
	N/A	26.56	27.57	13.75	1,222,499	3.60		2.12		13.67		13
	N/A	31.38	29.21	2.87	1,426,891	2.83	*	2.01	*	10.23	*	5
	N/A	30.74	29.00	9.04	1,397,987	3.12		2.12		9.98		10
	N/A	32.11	30.32	9.62	1,458,961	3.15		2.17		11.90		18
	(0.03)	30.69	31.10	35.21	1,393,099	2.91	*	2.04	*	12.04	*	16

SEMIANNUAL REPORT	DECEMBER 31, 2016	17

Statements of Assets and Liabilities

December 31, 2016 (Unaudited)

(Amounts in thousands†, except per share amounts)	PCM Fund, Inc.	PIMCO Global StocksPLUS® & Income Fund	PIMCO Income Opportunity Fund	PIMCO Strategic Income Fund, Inc.

Assets:
Investments, at value
Investments in securities*	$193,674	$168,474	$568,671	$954,820
Financial Derivative Instruments
Exchange-traded or centrally cleared	134	772	380	81
Over the counter	0	2,202	894	706
Cash	7	70	294	3
Deposits with counterparty	2,058	17,497	6,806	5,493
Foreign currency, at value	0	0	1	96
Receivable for investments sold	5,545	980	13,525	21
Receivable for mortgage dollar rolls	0	0	0	338,309
Interest and/or dividends receivable	1,188	1,723	4,582	3,926
Other assets	2	2	1	2
Total Assets	202,608	191,720	595,154	1,303,457

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$88,139	$78,097	$235,847	$117,400
Payable for sale-buyback transactions	0	0	0	52,975
Payable for mortgage dollar rolls	0	0	0	338,309
Financial Derivative Instruments
Exchange-traded or centrally cleared	151	1,453	559	915
Over the counter	1,364	905	4,525	781
Payable for investments purchased	538	2	11	2,094
Payable for TBA investments purchased	0	0	0	462,125
Deposits from counterparty	0	1,771	1,274	560
Distributions payable to common shareholders	924	1,563	2,850	3,386
Overdraft due to custodian	0	1	0	0
Accrued management fees	162	187	552	278
Other liabilities	25	3	13	374
Total Liabilities	91,303	83,982	245,631	979,197

Net Assets	$111,305	$107,738	$349,523	$324,260

Net Asset Consist of:
Shares:
Par value ($0.001 per share), ($0.00001 per share), ($0.00001 per share), ($0.00001 per share)	$12	$0	$0	$0
Paid in capital in excess of par	125,702	232,604	343,877	369,599
(Overdistributed) net investment income	(1,259)	(7,446)	(9,248)	(8,204)
Accumulated undistributed net realized (loss)	(15,803)	(129,179)	(1,589)	(58,775)
Net unrealized appreciation	2,653	11,759	16,483	21,640

Net Assets Applicable to Common Shareholders	$111,305	$107,738	$349,523	$324,260

Common shares issued and outstanding	11,554	10,655	15,002	42,329

Net Asset Value Per Common Share	$9.63	$10.11	$23.30	$7.66

Cost of investments in securities	$190,949	$161,812	$555,421	$952,081
Cost of foreign currency held	$0	$1	$9	$96
Cost or premiums of financial derivative instruments, net	$(1,579)	$(1,446)	$(4,887)	$(695)

* Includes repurchase agreements of:	$1,044	$1,456	$17,165	$5,372

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Assets and Liabilities

December 31, 2016 (Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO Dynamic Credit and Mortgage Income Fund	PIMCO Dynamic Income Fund

Assets:
Investments, at value
Investments in securities*	$5,210,941	$2,217,469
Financial Derivative Instruments
Exchange-traded or centrally cleared	4,466	1,764
Over the counter	4,750	2,926
Cash	14,588	6,002
Deposits with counterparty	71,937	25,443
Foreign currency, at value	555	281
Receivable for investments sold	31,743	1,093
Interest and/or dividends receivable	31,533	10,616
Other assets	8	3
Total Assets	5,370,521	2,265,597

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,387,267	$1,023,014
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,186	2,396
Over the counter	6,881	15,676
Payable for investments purchased	14,196	6,042
Deposits from counterparty	13,547	3,954
Distributions payable to common shareholders	22,513	10,196
Accrued management fees	5,556	2,370
Other liabilities	91	45
Total Liabilities	2,455,237	1,063,693

Net Assets	$2,915,284	$1,201,904

Net Asset Consist of:
Shares:
Par value ($0.00001 per share)	$1	$0
Paid in capital in excess of par	3,274,226	1,113,368
(Overdistributed) net investment income	(72,410)	(30,989)
Accumulated undistributed net realized gain (loss)	(146,101)	13,978
Net unrealized appreciation (depreciation)	(140,432)	105,547

Net Assets Applicable to Common Shareholders	$2,915,284	$1,201,904

Common shares issued and outstanding	137,221	46,470

Net Asset Value Per Common Share	$21.25	25.86

Cost of investments in securities	$5,356,269	$2,099,883
Cost of foreign currency held	$524	$282
Cost or premiums of financial derivative instruments, net	$(5,848)	$(30,319)

* Includes repurchase agreements of:	$178,302	$63,827

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	DECEMBER 31, 2016	19

Statements of Operations

Six Months Ended December 31, 2016 (Unaudited)
(Amounts in thousands†)	PCM Fund, Inc.	PIMCO Global StocksPLUS® & Income Fund	PIMCO Income Opportunity Fund	PIMCO Strategic Income Fund, Inc.

Investment Income:
Interest, net of foreign taxes*	$7,566	$7,180	$21,992	$16,349
Dividends	2	39	664	7
Total Income	7,568	7,219	22,656	16,356

Expenses:
Management fees	904	1,043	3,081	1,598
Trustee fees and related expenses	10	10	31	29
Interest expense	842	748	2,091	732
Miscellaneous expense	1	7	3	1
Total Expenses	1,757	1,808	5,206	2,360

Net Investment Income	5,811	5,411	17,450	13,996

Net Realized Gain (Loss):
Investments in securities	73	1,873	3,590	(1,007)
Exchange-traded or centrally cleared financial derivative instruments	36	4,415	(2,800)	(9,455)
Over the counter financial derivative instruments	13	803	4,918	3,450
Foreign currency	0	(46)	(262)	62

Net Realized Gain (Loss)	122	7,045	5,446	(6,950)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	4,667	(287)	7,336	(23,699)
Exchange-traded or centrally cleared financial derivative instruments	(367)	(291)	4,830	27,735
Over the counter financial derivative instruments	167	2,533	(1,203)	(521)
Foreign currency assets and liabilities	0	(497)	(1,008)	(51)

Net Change in Unrealized Appreciation	4,467	1,458	9,955	3,464

Net Increase in Net Assets Resulting from Operations	$10,400	$13,914	$32,851	$10,510

* Foreign tax withholdings	$0	$0	$1	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended December 31, 2016 (Unaudited)
(Amounts in thousands†)	PIMCO Dynamic Credit and Mortgage Income Fund	PIMCO Dynamic Income Fund

Investment Income:
Interest, net of foreign taxes*	$163,423	$87,046
Dividends	813	93
Total Income	164,236	87,139

Expenses:
Management fees	31,129	13,477
Trustee fees and related expenses	257	111
Interest expense	24,012	11,644
Miscellaneous expense	59	25
Total Expenses	55,457	25,257

Net Investment Income	108,779	61,882

Net Realized Gain (Loss):
Investments in securities	43,336	(6,658)
Exchange-traded or centrally cleared financial derivative instruments	14,932	23,752
Over the counter financial derivative instruments	31,402	19,816
Foreign currency	(1,918)	84

Net Realized Gain	87,752	36,994

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	183,369	16,886
Exchange-traded or centrally cleared financial derivative instruments	(16,251)	(16,186)
Over the counter financial derivative instruments	(8,532)	(4,344)
Foreign currency assets and liabilities	(22,309)	299

Net Change in Unrealized Appreciation (Depreciation)	136,277	(3,345)

Net Increase in Net Assets Resulting from Operations	$332,808	$95,531

* Foreign tax withholdings	$12	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	DECEMBER 31, 2016	21

Statements of Changes in Net Assets

	PCM Fund, Inc.		PIMCO Global StocksPLUS® & Income Fund

(Amounts in thousands†)	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,811	$14,041	$5,411	$12,107
Net realized gain (loss)	122	4,847	7,045	(4,285)
Net change in unrealized appreciation (depreciation)	4,467	(18,989)	1,458	(18,012)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,400	(101)	13,914	(10,190)

Distributions to Common Shareholders:
From net investment income	(11,314)	(11,077)	(10,531)	(21,340)
From net realized capital gains	0	0	0	0
Tax basis return of capital	0	0	0	(1,918)

Total Distributions to Common Shareholders(a)	(11,314)	(11,077)	(10,531)	(23,258)

Common Share Transactions**:
Issued as reinvestment of distributions	120	42	728	1,607

Total (Decrease) in Net Assets	(794)	(11,136)	4,111	(31,841)

Net Assets Applicable to Common Shareholders:
Beginning of period	112,099	123,235	103,627	135,468
End of period*	$111,305	$112,099	$107,738	$103,627

* Including undistributed (overdistributed) net investment income of:	$(1,259)	$4,244	$(7,446)	$(2,326)

** Common Share Transactions:
Shares issued as reinvestment of distributions	12	4	41	96

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2 in the Notes to Financial Statements for more information.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO Income Opportunity Fund		PIMCO Strategic Income Fund, Inc.

Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016

$17,450	$34,942	$13,996	$31,977
5,446	5,713	(6,950)	(14,799)
9,955	(49,146)	3,464	(4,489)

32,851	(8,491)	10,510	12,689

(22,198)	(34,129)	(20,274)	(41,907)
0	(7,634)	0	0

(22,198)	(41,763)	(20,274)	(41,907)

578	193	1,973	3,577

11,231	(50,061)	(7,791)	(25,641)

338,292	388,353	332,051	357,692
$349,523	$338,292	$324,260	$332,051

$(9,248)	$(4,500)	$(8,204)	$(1,926)

25	9	213	416

SEMIANNUAL REPORT	DECEMBER 31, 2016	23

Consolidated Statements of Changes in Net Assets

	PIMCO Dynamic Credit and Mortgage Income Fund		PIMCO Dynamic Income Fund

(Amounts in thousands†)	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$108,779	$276,227	$61,882	$176,980
Net realized gain (loss)	87,752	(88,323)	36,994	(197)
Net change in unrealized appreciation (depreciation)	136,277	(240,018)	(3,345)	(157,227)

Net Increase (Decrease) in Net Assets Resulting from Operations	332,808	(52,114)	95,531	19,556

Distributions to Common Shareholders:
From net investment income	(221,527)	(299,572)	(128,104)	(193,676)
From net realized capital gains	0	0	0	(45,024)

Total Distributions to Common Shareholders(a)	(221,527)	(299,572)	(128,104)	(238,700)

Common Share Transactions**:
Issued as reinvestment of distributions	0	0	11,978	14,752
Net increase (decrease) resulting from common share transactions	0	0	11,978	14,752

Total Increase (Decrease) in Net Assets	111,281	(351,686)	(20,595)	(204,392)

Net Assets Applicable to Common Shareholders:
Beginning of period	2,804,003	3,155,689	1,222,499	1,426,891
End of period*	$2,915,284	$2,804,003	$1,201,904	$1,222,499

* Including undistributed (overdistributed) net investment income of:	$(72,410)	$40,338	$(30,989)	$35,233

** Common Share Transactions:
Shares issued as reinvestment of distributions	0	0	445	546

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2 in the Notes to Financial Statements for more information.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Cash Flows

Six Months Ended December 31, 2016
(Amounts in thousands†)	PCM Fund, Inc.	PIMCO Global StocksPLUS® & Income Fund	PIMCO Income Opportunity Fund	PIMCO Strategic Income Fund, Inc.

Cash Flows Provided by (Used for) Operating Activities:

Net increase in net assets resulting from operations	$10,400	$13,914	$32,851	$10,510

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(27,791)	(17,889)	(108,920)	(161,838)
Proceeds from sales of long-term securities	24,547	17,512	106,398	47,565
(Purchases) Proceeds from sales of short-term portfolio investments, net	7,550	(1,838)	4,437	(17,105)
(Increase) decrease in deposits with counterparty	(462)	1,704	(4,327)	(3,339)
(Increase) decrease in receivable for investments sold	8	1,365	(8,349)	(10)
(Increase) in interest and/or dividends receivable	(137)	(498)	(1,092)	(1,000)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(303)	4,825	2,420	19,888
Proceeds from (Payments on) over the counter financial derivative instruments	(36)	775	4,445	3,444
Decrease in other assets	0	0	2	1
Increase (decrease) in payable for investments purchased	538	(1,598)	(2,263)	93,664
Increase (decrease) in deposits from counterparty	0	1,751	(1,287)	(5,441)
Increase in accrued investment advisory fees	19	22	73	20
Proceeds from (Payments on) foreign currency transactions	0	(45)	(243)	11
Increase (Decrease) in other liabilities	(5)	(3)	0	70
Net Realized (Gain) Loss
Investments in securities	(73)	(1,873)	(3,590)	1,007
Exchange-traded or centrally cleared financial derivative instruments	(36)	(4,415)	2,800	9,455
Over the counter financial derivative instruments	(13)	(803)	(4,918)	(3,450)
Foreign currency	0	46	262	(62)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(4,667)	287	(7,336)	23,699
Exchange-traded or centrally cleared financial derivative instruments	367	291	(4,830)	(27,735)
Over the counter financial derivative instruments	(167)	(2,533)	1,203	521
Foreign currency assets and liabilities	0	497	1,008	51
Net amortization (accretion) on investments	(230)	(60)	(1,894)	745

Net Cash Provided by (Used for) Operating Activities	9,509	11,434	6,850	(9,329)

Cash Flows Received from (Used for) Financing Activities:
Increase in overdraft due to custodian	0	1	0	0
Cash distributions paid*	(11,194)	(10,186)	(21,616)	(18,284)
Proceeds from reverse repurchase agreements	132,628	150,658	486,129	291,649
Payments on reverse repurchase agreements	(131,358)	(151,892)	(471,502)	(277,581)
Proceeds from sale-buyback transactions	0	0	0	1,094,249
Payments on sale-buyback transactions	0	0	0	(1,081,169)
Proceeds from mortgage dollar rolls	0	0	0	2,695,136
Payments on mortgage dollar rolls	0	0	0	(2,695,136)

Net Cash Received from (Used for) Financing Activities	(9,924)	(11,419)	(6,989)	8,864

Net Increase (Decrease) in Cash and Foreign Currency	(415)	15	(139)	(465)

Cash and Foreign Currency:
Beginning of period	422	55	434	564
End of period	$7	$70	$295	$99

* Reinvestment of distributions	$120	$728	$578	$1,973

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$652	$636	$1,776	$552

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	DECEMBER 31, 2016	25

Consolidated Statements of Cash Flows

Period Ended December 31, 2016
(Amounts in thousands†)	PIMCO Dynamic Credit and Mortgage Income Fund	PIMCO Dynamic Income Fund

Cash Flows Provided by Operating Activities:

Net increase in net assets resulting from operations	$332,808	$95,531

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of long-term securities	(1,005,548)	(307,098)
Proceeds from sales of long-term securities	1,105,043	352,483
(Purchases) Proceeds from sales of short-term portfolio investments, net	(6,173)	12,195
Decrease in deposits with counterparty	31,275	4,267
Decrease in receivable for investments sold	35,139	4,371
(Increase) in interest and/or dividends receivable	(4,927)	(728)
Proceeds from exchange-traded or centrally cleared financial derivative instruments	1,961	9,546
Proceeds from over the counter financial derivative instruments	30,980	18,963
Decrease in other assets	4	2
(Decrease) in payable for investments purchased	(14,997)	(13,257)
(Decrease) in deposits from counterparty	(5,829)	(8,145)
Increase in accrued management fees	725	246
(Payments on) Proceeds from foreign currency transactions	(1,927)	113
(Decrease) in other liabilities	(16)	(4)
Net Realized (Gain) Loss
Investments in securities	(43,336)	6,658
Exchange-traded or centrally cleared financial derivative instruments	(14,932)	(23,752)
Over the counter financial derivative instruments	(31,402)	(19,816)
Foreign currency	1,918	(84)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(183,369)	(16,886)
Exchange-traded or centrally cleared financial derivative instruments	16,251	16,186
Over the counter financial derivative instruments	8,532	4,344
Foreign currency assets and liabilities	22,309	(299)
Net amortization (accretion) on investments	(22,094)	(7,801)

Net Cash Provided by Operating Activities	252,395	127,035

Cash Flows (Used for) Financing Activities:
(Decrease) in overdraft due to custodian	(593)	(112)
Cash dividend paid*	(221,527)	(116,078)
Proceeds from reverse repurchase agreements	4,237,766	1,613,899
Payments on reverse repurchase agreements	(4,253,635)	(1,618,614)

Net Cash (Used for) Financing Activities	(237,989)	(120,905)

Net Increase in Cash and Foreign Currency	14,406	6,130

Cash and Foreign Currency:
Beginning of period	737	153
End of year period	$15,143	$6,283

* Reinvestment of distributions	$0	$11,978

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$19,626	$10,477

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PCM Fund, Inc.

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.0%

BANK LOAN OBLIGATIONS 3.9%
Cactus Wellhead LLC
7.000% due 07/31/2020	$488	$442
iHeartCommunications, Inc.
7.520% due 01/30/2019	3,000	2,447
Rackspace Hosting, Inc.
4.500% due 11/03/2023	500	507
Sequa Corp.
5.250% due 06/19/2017	1,041	996

Total Bank Loan Obligations (Cost $4,973)		4,392

CORPORATE BONDS & NOTES 28.0%

BANKING & FINANCE 9.7%
Blackstone CQP Holdco LP
9.296% due 03/19/2019	3,787	3,820
Cantor Fitzgerald LP
7.875% due 10/15/2019 (i)	740	820
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (i)	304	324
Exeter Finance Corp.
9.750% due 05/20/2019	800	760
Jefferies Finance LLC
7.500% due 04/15/2021 (i)	187	186
Jefferies LoanCore LLC
6.875% due 06/01/2020 (i)	1,000	960
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (g)	1,425	1,411
Navient Corp.
8.450% due 06/15/2018 (i)	711	768
OneMain Financial Holdings LLC
6.750% due 12/15/2019	9	9
Springleaf Finance Corp.
5.250% due 12/15/2019	14	14
7.750% due 10/01/2021 (i)	150	159
8.250% due 12/15/2020 (i)	900	981
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)	2,631	577

		10,789

INDUSTRIALS 15.9%
BMC Software Finance, Inc.
8.125% due 07/15/2021	72	68
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)(i)	1,017	958
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(f)	3,091	3,246
9.000% due 02/15/2020 ^(f)	179	187
California Resources Corp.
8.000% due 12/15/2022 (i)	437	391
Chesapeake Energy Corp.
4.130% due 04/15/2019	10	10
CVS Pass-Through Trust
5.880% due 01/10/2028 (i)	1,320	1,457
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (i)	500	492
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^(f)	1,900	684
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (i)	1,700	1,530
Kinetic Concepts, Inc.
9.625% due 10/01/2021 (i)	1,400	1,487
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (i)	460	502
Scientific Games International, Inc.
10.000% due 12/01/2022	440	440
Sequa Corp.
7.000% due 12/15/2017	1,140	638

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (i)	$2,290	$2,299
UAL Pass-Through Trust
6.636% due 01/02/2024 (i)	566	611
9.750% due 07/15/2018 (i)	234	235
UCP, Inc.
8.500% due 10/21/2017	1,300	1,292
Westmoreland Coal Co.
8.750% due 01/01/2022 (i)	1,264	1,160

		17,687

UTILITIES 2.4%
Frontier Communications Corp.
11.000% due 09/15/2025	150	155
Illinois Power Generating Co.
6.300% due 04/01/2020 ^	1,515	545
7.950% due 06/01/2032 ^	1,024	369
Sprint Corp.
7.125% due 06/15/2024 (i)	946	977
TerraForm Power Operating LLC
6.375% due 02/01/2023 (i)	600	611

		2,657

Total Corporate Bonds & Notes (Cost $33,270)		31,133

MUNICIPAL BONDS & NOTES 1.1%

ARKANSAS 0.4%
Little Rock Municipal Property Owners Multipurpose Improvement District No. 10, Arkansas Special Tax Bonds, Series 2007
7.200% due 03/01/2032	455	425

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	840	760

Total Municipal Bonds & Notes (Cost $1,243)		1,185

U.S. GOVERNMENT AGENCIES 2.0%
Freddie Mac
0.100% due 05/25/2020 (a)	13,570	33
0.568% due 01/25/2021 (a)	2,659	53
0.701% due 10/25/2020 (a)	8,628	187
3.615% due 06/25/2041 (a)(i)	10,500	1,454
8.306% due 12/25/2027	450	475

Total U.S. Government Agencies (Cost $2,064)		2,202

NON-AGENCY MORTGAGE-BACKED SECURITIES 67.4%
Adjustable Rate Mortgage Trust
3.215% due 01/25/2036 ^	229	197
Banc of America Alternative Loan Trust
6.229% due 04/25/2037 ^	309	279
Banc of America Commercial Mortgage Trust
5.695% due 07/10/2046	276	276
Banc of America Funding Trust
2.981% due 12/20/2034	370	345
3.195% due 03/20/2036	132	119
5.806% due 03/25/2037 ^	150	131
7.000% due 10/25/2037 ^	844	516
Banc of America Mortgage Trust
3.398% due 11/25/2034	275	276
3.408% due 06/20/2031	452	461
3.410% due 06/25/2035	198	192
BCAP LLC Trust
0.762% due 07/26/2036	87	68
BCRR Trust
5.858% due 07/17/2040	1,000	1,001
Bear Stearns ALT-A Trust
0.926% due 04/25/2037 (i)	1,090	927
2.891% due 09/25/2034	108	105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.972% due 05/25/2036	$54	$38
3.032% due 01/25/2047	66	49
3.110% due 08/25/2036 ^	740	689
3.112% due 11/25/2036 ^	967	710
3.184% due 08/25/2036 ^	401	295
3.244% due 05/25/2036 ^	355	275
4.661% due 07/25/2035 ^	179	146
Bear Stearns Asset-Backed Securities Trust
5.500% due 12/25/2035	68	58
Bear Stearns Commercial Mortgage Securities Trust
5.711% due 06/11/2040 (i)	1,257	1,258
BRAD Resecuritization Trust
2.181% due 03/12/2021	2,323	153
6.550% due 03/12/2021	434	423
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	536	397
Chase Mortgage Finance Trust
6.000% due 03/25/2037 ^	303	260
Citigroup Commercial Mortgage Trust
5.711% due 12/10/2049 (i)	2,500	2,522
Citigroup Mortgage Loan Trust, Inc.
3.065% due 10/25/2035	788	595
3.177% due 11/25/2036 ^	206	171
3.237% due 08/25/2035 ^	118	104
3.818% due 11/25/2035	1,889	1,058
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.191% due 09/25/2035 ^	258	211
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049	825	719
CitiMortgage Alternative Loan Trust
5.500% due 04/25/2022 ^	51	52
Commercial Mortgage Loan Trust
6.095% due 12/10/2049	278	176
Commercial Mortgage Pass-Through Certificates
4.750% due 10/15/2045	1,500	1,035
Commercial Mortgage Trust
6.139% due 07/10/2046	690	743
Countrywide Alternative Loan Trust
1.036% due 02/25/2037	322	266
1.046% due 02/25/2036 ^(i)	1,057	823
1.306% due 10/25/2037	6,097	1,811
1.567% due 12/25/2035 (i)	1,746	1,599
5.500% due 03/25/2035	762	611
6.000% due 11/25/2035 ^	215	99
6.000% due 04/25/2036 ^(i)	4,233	3,274
Countrywide Home Loan Mortgage Pass-Through Trust
1.396% due 03/25/2035	230	176
2.626% due 03/25/2046 ^(i)	1,313	759
3.005% due 09/20/2036 ^	184	147
3.130% due 09/25/2047 ^	798	739
3.309% due 02/20/2036 ^	18	16
6.000% due 05/25/2037 ^	404	343
Credit Suisse First Boston Mortgage Securities Corp.
7.000% due 02/25/2033	88	95
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036	315	233
6.000% due 07/25/2036 (i)	1,733	1,300
6.500% due 05/25/2036 ^	202	132
First Horizon Alternative Mortgage Securities Trust
2.855% due 08/25/2035 ^	83	17
First Horizon Mortgage Pass-Through Trust
2.922% due 04/25/2035	94	94
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 (i)	1,700	1,702
GS Mortgage Securities Trust
1.429% due 08/10/2043 (a)	14,300	592
2.386% due 05/10/2045 (a)	5,308	407
6.064% due 08/10/2043 (i)	1,670	1,692
GSR Mortgage Loan Trust
3.228% due 03/25/2047 (i)	2,067	1,879
HarborView Mortgage Loan Trust
0.986% due 01/19/2036	973	645
IndyMac Mortgage Loan Trust
1.556% due 11/25/2034	151	128

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	27

Schedule of Investments PCM Fund, Inc. (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.118% due 05/25/2036	$225	$157
3.398% due 06/25/2037	562	520
JPMorgan Alternative Loan Trust
6.500% due 03/25/2036	1,457	1,283
JPMorgan Chase Commercial Mortgage Securities Corp.
1.419% due 03/12/2039 (a)	441	4
JPMorgan Chase Commercial Mortgage Securities Trust
0.507% due 02/15/2046 (a)	61,000	1,313
2.972% due 05/15/2045	2,200	1,027
4.000% due 08/15/2046	1,000	601
5.502% due 01/12/2043	299	300
5.713% due 02/12/2049 (i)	800	805
5.794% due 02/12/2051 (i)	755	767
6.450% due 05/12/2034 (i)	1,701	1,713
JPMorgan Commercial Mortgage-Backed Securities Trust
5.716% due 03/18/2051 (i)	4,100	4,122
JPMorgan Mortgage Trust
3.182% due 07/25/2035	125	125
LB Commercial Mortgage Trust
5.600% due 10/15/2035	65	66
5.918% due 07/15/2044 (i)	750	760
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 (i)	383	296
5.562% due 02/15/2040 (i)	719	541
5.752% due 02/15/2040	200	199
Lehman Mortgage Trust
5.000% due 08/25/2021 ^	422	412
5.908% due 04/25/2036	247	221
6.000% due 05/25/2037 ^	517	506
MASTR Adjustable Rate Mortgages Trust
3.012% due 11/25/2035 ^(i)	636	480
MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^	606	580
Merrill Lynch Mortgage Investors Trust
1.176% due 07/25/2030	254	233
1.244% due 11/25/2029	152	147
3.026% due 11/25/2035	234	229
Merrill Lynch Mortgage Trust
5.826% due 06/12/2050 (i)	1,800	1,748
Morgan Stanley Capital Trust
0.195% due 11/12/2049 (a)	10,650	42
5.690% due 04/15/2049 (i)	2,041	2,002
5.692% due 04/15/2049	234	234
5.809% due 12/12/2049	400	406
Morgan Stanley Capital, Inc. Trust
6.010% due 11/15/2030 (i)	458	463
Morgan Stanley Mortgage Loan Trust
3.326% due 01/25/2035 ^	295	109
6.000% due 08/25/2037 ^	342	297
Morgan Stanley Resecuritization Trust
5.135% due 03/26/2037	5,469	4,877
Regal Trust
2.098% due 09/29/2031	158	147
Residential Accredit Loans, Inc. Trust
4.137% due 01/25/2036 ^	509	408
6.000% due 08/25/2035 ^	322	293
6.500% due 09/25/2037 ^	337	293
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^	282	190
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036 ^	341	327
Royal Bank of Scotland Capital Funding Trust
6.068% due 02/17/2051	2,744	2,766
Structured Adjustable Rate Mortgage Loan Trust
3.013% due 01/25/2036 ^	428	324
3.236% due 09/25/2036 ^	307	270
3.312% due 04/25/2036 ^	512	403
3.317% due 11/25/2036 ^	148	143
Structured Asset Mortgage Investments Trust
0.966% due 08/25/2036 ^	1,099	893
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035	41	41
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^	187	134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
0.652% due 10/15/2041 (a)	$1,743	$0
5.509% due 04/15/2047 (i)	676	677
WaMu Commercial Mortgage Securities Trust
5.752% due 03/23/2045 (i)	625	625
WaMu Mortgage Pass-Through Certificates Trust
1.246% due 06/25/2044	644	562
2.676% due 12/25/2036 ^(i)	504	466
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2036 ^(i)	1,779	1,324
Wells Fargo Alternative Loan Trust
5.500% due 07/25/2022	46	46
Wells Fargo-RBS Commercial Mortgage Trust
0.802% due 02/15/2044 (a)(i)	18,006	466

Total Non-Agency Mortgage-Backed Securities (Cost $67,710)		74,992

ASSET-BACKED SECURITIES 65.3%
Airspeed Ltd.
0.974% due 06/15/2032	691	541
Asset-Backed Securities Corp. Home Equity Loan Trust
1.851% due 02/25/2035 (i)	3,374	2,817
2.481% due 12/25/2034 (i)	1,986	1,799
3.994% due 06/21/2029	156	150
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028	422	506
Bayview Financial Acquisition Trust
1.036% due 12/28/2036	172	168
Bear Stearns Asset-Backed Securities Trust
1.136% due 04/25/2036	2,900	1,997
1.136% due 06/25/2036	23	23
3.012% due 07/25/2036	368	348
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030	1,187	578
Centex Home Equity Loan Trust
1.256% due 01/25/2035 (i)	1,701	1,387
Citigroup Mortgage Loan Trust, Inc.
0.916% due 12/25/2036 (i)	1,845	1,147
0.976% due 12/25/2036	956	517
1.016% due 03/25/2037 (i)	4,610	3,542
1.206% due 11/25/2045 (i)	5,300	4,966
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	382	278
9.163% due 03/01/2033	939	873
Countrywide Asset-Backed Certificates
0.886% due 12/25/2036 ^(i)	1,458	1,442
0.896% due 06/25/2035 (i)	3,019	2,328
0.896% due 01/25/2037 (i)	1,085	890
0.896% due 06/25/2047 ^(i)	3,365	2,441
0.906% due 04/25/2047 (i)	1,418	1,313
0.956% due 06/25/2037 ^(i)	944	698
0.996% due 05/25/2036 (i)	9,015	4,481
2.406% due 06/25/2035 (i)	4,000	3,408
5.253% due 10/25/2032 ^	918	805
Countrywide Asset-Backed Certificates Trust
0.854% due 09/25/2046	5,000	2,132
EMC Mortgage Loan Trust
1.884% due 02/25/2041	344	338
Fremont Home Loan Trust
0.936% due 04/25/2036 (i)	1,404	1,277
GE Capital Mortgage Services, Inc. Trust
6.705% due 04/25/2029	138	116
GSAMP Trust
2.556% due 06/25/2035 (i)	2,200	1,856
HSI Asset Securitization Corp. Trust
0.866% due 04/25/2037 (i)	4,346	2,473
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.996% due 04/25/2037 (i)	5,589	3,527
Keystone Owner Trust
9.000% due 01/25/2029	56	36

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
5.420% due 11/25/2035 ^	$280	$282
MASTR Asset-Backed Securities Trust
0.866% due 08/25/2036 (i)	3,759	1,930
Morgan Stanley ABS Capital, Inc. Trust
1.536% due 12/25/2034	202	167
National Collegiate Commutation Trust
0.000% due 03/25/2038	3,500	1,553
People’s Financial Realty Mortgage Securities Trust
0.886% due 09/25/2036	1,611	501
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^(i)	4,244	2,577
Residential Asset Mortgage Products Trust
1.496% due 09/25/2032	45	40
1.679% due 12/25/2033	760	705
Residential Asset Securities Corp. Trust
1.216% due 06/25/2031 (i)	1,602	1,518
1.446% due 08/25/2035 (i)	4,350	3,168
Securitized Asset-Backed Receivables LLC Trust
1.206% due 10/25/2035 (i)	5,500	4,641
1.401% due 01/25/2035 (i)	1,662	1,468
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 (d)	1,000	583
Southern Pacific Secured Asset Corp.
1.096% due 07/25/2029	16	16
Structured Asset Investment Loan Trust
2.481% due 10/25/2034 (i)	1,986	1,716
5.256% due 10/25/2033	68	64
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^	508	499
UPS Capital Business Credit
6.177% due 04/15/2026	1,856	37

Total Asset-Backed Securities (Cost $73,659)		72,663

	SHARES
COMMON STOCKS 0.1%

ENERGY 0.1%
SemGroup Corp. ‘A’	2,654	111

UTILITIES 0.0%
Warren Resources, Inc.	7,681	28

Total Common Stocks (Cost $1,062)		139

SHORT-TERM INSTRUMENTS 6.2%

REPURCHASE AGREEMENTS (h) 0.9%
		1,044

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 3.8%
Federal Home Loan Bank
0.416% due 01/27/2017 (d)(e)	$200	200
0.457% due 01/20/2017 - 01/27/2017 (d)(e)	1,600	1,599
0.497% due 01/18/2017 (d)(e)	200	200
0.507% due 01/12/2017 - 01/25/2017 (d)(e)	2,000	2,000
0.517% due 02/10/2017 (d)(e)	200	200

		4,199

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.5%
0.475% due 03/02/2017 - 03/09/2017 (c)(d)(l)	$1,726	$1,725

Total Short-Term Instruments (Cost $6,968)		6,968

Total Investments in Securities (Cost $190,949)		193,674

Total Investments 174.0% (Cost $190,949)		$193,674

Financial Derivative Instruments (j)(k) (1.2)% (Cost or Premiums, net $(1,579))		(1,381)

Other Assets and Liabilities, net (72.8)%		(80,988)

Net Assets Applicable to Common Shareholders 100.0%		$111,305

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	12.000%	08/08/2019	08/07/2014	$ 1,409	$1,411	1.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SSB	0.010%	12/30/2016	01/03/2017	$1,044	U.S. Treasury Notes 1.000% due 05/15/2018(2)	$(1,066)	$1,044	$1,044

Total Repurchase Agreements						$(1,066)	$1,044	$1,044

(1)	Includes accrued interest.
(2)	Includes accrued interest. Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date		Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BCY	0.000%	12/16/2016	12/16/2017		$(506)	$(506)
	1.150	12/16/2016	TBD	(4)	(1,966)	(1,967)
	2.114	10/05/2016	01/05/2017		(311)	(313)
	2.354	10/03/2016	01/03/2017		(4,926)	(4,956)
	2.442	12/02/2016	03/02/2017		(3,672)	(3,680)
	2.497	01/03/2017	04/03/2017		(4,133)	(4,133)
	2.832	08/30/2016	03/01/2017		(1,088)	(1,099)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	29

Schedule of Investments PCM Fund, Inc. (Cont.)

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
DEU	1.850%	11/23/2016	01/12/2017	$(221)	$(221)
	1.850	11/23/2016	02/23/2017	(1,259)	(1,262)
	1.950	12/02/2016	03/02/2017	(1,200)	(1,202)
	1.950	12/14/2016	03/02/2017	(269)	(269)
GSC	2.104	12/15/2016	01/13/2017	(913)	(914)
JPS	1.680	11/29/2016	03/01/2017	(464)	(465)
	1.876	10/11/2016	01/06/2017	(1,305)	(1,311)
	2.430	11/29/2016	03/01/2017	(1,246)	(1,249)
MSC	1.750	10/19/2016	01/19/2017	(3,317)	(3,329)
	2.631	08/05/2016	02/06/2017	(1,374)	(1,380)
RBC	1.940	12/01/2016	06/01/2017	(571)	(572)
	2.550	09/13/2016	03/13/2017	(1,511)	(1,523)
	2.560	09/21/2016	03/20/2017	(2,094)	(2,109)
RDR	(0.250)	09/28/2016	09/28/2017	(159)	(159)
	1.320	11/22/2016	02/22/2017	(741)	(742)
	1.680	11/03/2016	02/03/2017	(710)	(712)
	2.130	11/03/2016	02/03/2017	(680)	(682)
RTA	2.055	02/04/2016	02/03/2017	(1,820)	(1,855)
	2.209	04/15/2016	04/13/2017	(2,566)	(2,607)
	2.211	03/15/2016	03/14/2017	(971)	(989)
	2.224	05/09/2016	05/08/2017	(2,643)	(2,682)
	2.227	05/12/2016	05/11/2017	(5,422)	(5,501)
	2.230	05/09/2016	05/08/2017	(1,474)	(1,496)
	2.231	03/15/2016	03/14/2017	(1,373)	(1,398)
	2.345	07/26/2016	07/25/2017	(2,856)	(2,886)
	2.543	11/14/2016	05/15/2017	(697)	(699)
	2.559	10/07/2016	10/06/2017	(2,678)	(2,695)
	2.568	11/09/2016	11/08/2017	(2,739)	(2,750)
	2.574	11/28/2016	05/26/2017	(634)	(636)
SAL	1.658	10/05/2016	01/05/2017	(2,113)	(2,122)
	1.761	11/15/2016	02/16/2017	(904)	(906)
	1.834	11/02/2016	02/02/2017	(2,153)	(2,160)
	1.835	01/05/2017	04/05/2017	(1,361)	(1,361)
SOG	1.650	11/28/2016	02/27/2017	(870)	(871)
	1.650	12/12/2016	02/21/2017	(812)	(813)
	1.700	12/14/2016	03/14/2017	(1,251)	(1,252)
	1.700	12/15/2016	03/15/2017	(1,412)	(1,413)
	2.556	11/15/2016	05/15/2017	(526)	(528)
	2.601	09/09/2016	03/09/2017	(1,190)	(1,200)
UBS	1.780	10/20/2016	01/20/2017	(830)	(833)
	1.830	10/20/2016	01/20/2017	(1,173)	(1,177)
	1.850	12/28/2016	03/14/2017	(2,489)	(2,490)
	2.366	11/21/2016	02/22/2017	(3,712)	(3,722)
	2.376	11/03/2016	02/03/2017	(1,734)	(1,741)
	2.387	11/09/2016	02/09/2017	(2,824)	(2,834)
	2.416	11/21/2016	02/22/2017	(1,762)	(1,767)

Total Reverse Repurchase Agreements					$(88,139)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(81,144) at a weighted average interest rate of 2.001%.
(4)	Open maturity reverse repurchase agreement.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2016:

(i)	Securities with an aggregate market value of $116,364 and cash of $238 have been pledged as collateral under the terms of the following master agreements as of December 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(16,654)	$0	$(16,654)	$25,222	$8,568
DEU	0	(2,954)	0	(2,954)	3,572	618
GSC	0	(914)	0	(914)	1,001	87
JPS	0	(3,025)	0	(3,025)	3,594	569

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
MSC	$0	$(4,709)	$0	$(4,709)	$5,978	$1,269
RBC	0	(4,204)	0	(4,204)	4,875	671
RDR	0	(2,295)	0	(2,295)	2,319	24
RTA	0	(26,194)	0	(26,194)	37,145	10,951
SAL	0	(6,549)	0	(6,549)	6,083	(466)
SOG	0	(6,077)	0	(6,077)	7,214	1,137
SSB	1,044	0	0	1,044	(1,066)	(22)
UBS	0	(14,564)	0	(14,564)	19,597	5,033

Total Borrowings and Other Financing Transactions	$1,044	$(88,139)	$0

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(2,231)	$(10,314)	$(3,204)	$(15,749)
U.S. Government Agencies	0	0	(1,099)	0	(1,099)
Non-Agency Mortgage-Backed Securities	0	(7,075)	(14,475)	(7,364)	(28,914)
Asset-Backed Securities	0	(5,870)	(15,897)	(15,116)	(36,883)

Total Borrowings	$0	$(15,176)	$(41,785)	$(25,684)	$(82,645)

Gross amount of recognized liabilities for reverse repurchase agreements(6)					$(82,645)

(6)	Unsettled reverse repurchase agreements liability of $(5,494) is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016(2)	Notional Amount(3)	Market Value	Unrealized Appreciation	Variation Margin
							Asset	Liability
Sprint Communications, Inc.	5.000%	12/20/2021	3.462%	$300	$ 21	$12	$1	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/21/2021	$	1,500	$(34)	$(57)	$1	$0
Pay	3-Month USD-LIBOR	1.750	12/21/2023		60,000	(1,678)	(2,808)	121	0
Receive	3-Month USD-LIBOR	1.750	12/21/2026		3,200	(178)	(256)	11	0
Receive	3-Month USD-LIBOR	2.500	06/15/2036		22,800	324	2,599	0	(137)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		1,600	27	224	0	(14)

						$(1,539)	$(298)	$133	$(151)

Total Swap Agreements						$(1,518)	$(286)	$134	$(151)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	31

Schedule of Investments PCM Fund, Inc. (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2016:

Cash of $1,821 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$134	$134	$0	$0	$(151)	$(151)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(2)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
							Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$6,328	$(1,259)	$215	$0	$(1,044)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	1,650	(320)	0	0	(320)

					$(1,579)	$215	$0	$(1,364)

Total Swap Agreements					$(1,579)	$215	$0	$(1,364)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of December 31, 2016:

(l)	Securities with an aggregate market value of $1,725 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged	Net Exposure(4)
GST	$0	$0	$0	$0	$0	$0	$(1,364)	$(1,364)	$(1,364)	$1,725	$361

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$1	$0	$0	$133	$134

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$151	$151

Over the counter
Swap Agreements	$0	$1,364	$0	$0	$0	$1,364

	$0	$1,364	$0	$0	$151	$1,515

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$1	$0	$0	$35	$36

Over the counter
Swap Agreements	$0	$13	$0	$0	$0	$13

	$0	$14	$0	$0	$35	$49

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$12	$0	$0	$(379)	$(367)

Over the counter
Swap Agreements	$0	$167	$0	$0	$0	$167

	$0	$179	$0	$0	$(379)	$(200)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,392	$0	$4,392
Corporate Bonds & Notes
Banking & Finance	0	8,618	2,171	10,789
Industrials	0	16,395	1,292	17,687
Utilities	0	2,657	0	2,657
Municipal Bonds & Notes
Arkansas	0	425	0	425
West Virginia	0	760	0	760
U.S. Government Agencies	0	2,202	0	2,202
Non-Agency Mortgage-Backed Securities	0	74,415	577	74,992
Asset-Backed Securities	0	70,454	2,209	72,663
Common Stocks
Energy	111	0	0	111
Utilities	0	0	28	28
Short-Term Instruments
Repurchase Agreements	0	1,044	0	1,044
Short-Term Notes	0	4,199	0	4,199

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
U.S. Treasury Bills	$0	$1,725	$0	$1,725

Total Investments	$111	$187,286	$6,277	$193,674

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$134	$0	$134

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(151)	0	(151)
Over the counter	0	(1,364)	0	(1,364)

	$0	$(1,515)	$0	$(1,515)

Total Financial Derivative Instruments	$0	$(1,381)	$0	$(1,381)

Totals	$111	$185,905	$6,277	$192,293

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	33

Schedule of Investments PCM Fund, Inc. (Cont.)

December 31, 2016 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016(1)
Investments in Securities, at Value
Bank Loan Obligations	$334	$0	$(3)	$1	$0	$110	$0	$(442)	$0	$0
Corporate Bonds & Notes
Banking & Finance	2,089	0	(9)	4	0	87	0	0	2,171	86
Industrials	1,309	0	0	1	(4)	(14)	0	0	1,292	(17)
Non-Agency Mortgage-Backed Securities	696	0	(19)	(1)	(548)	449	0	0	577	(50)
Asset-Backed Securities	73	2,103	0	37	0	(4)	0	0	2,209	(4)
Common Stocks
Utilities	0	988	0	0	0	(960)	0	0	28	(960)
Warrants
Industrials	0	0	0	0	(12)	12	0	0	0	0

Totals	$4,501	$3,091	$(31)	$42	$(564)	$(320)	$0	$(442)	$6,277	$(945)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$2,171	Reference Instrument	Spread movement	63.96-170.00 bps
Industrials	1,292	Proxy Pricing	Base Price	99.50
Non-Agency Mortgage-Backed Securities	577	Proxy Pricing	Base Price	6.65-99.60
Asset-Backed Securities	2,209	Proxy Pricing	Base Price	2.00-63.94
Common Stocks
Utilities	28	Other Valuation Techniques(2)	—	—

Total	$6,277

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund

December 31, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 156.4%

BANK LOAN OBLIGATIONS 1.2%
iHeartCommunications, Inc.
7.520% due 01/30/2019		$200	$163
OGX
13.000% due 04/10/2049 ^		133	63
Sequa Corp.
5.250% due 06/19/2017		1,122	1,074

Total Bank Loan Obligations (Cost $1,400)			1,300

CORPORATE BONDS & NOTES 56.8%

BANKING & FINANCE 27.4%
AGFC Capital Trust
6.000% due 01/15/2067 (j)		1,000	500
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (f)	EUR	400	403
Banco do Brasil S.A.
9.000% due 06/18/2024 (f)(j)		$387	366
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	200	60
4.750% due 01/15/2018 ^		100	30
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	100	152
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	600	615
7.875% due 09/15/2022 (f)(j)	GBP	1,250	1,542
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$3,627	3,659
BNP Paribas S.A.
7.375% due 08/19/2025 (f)(j)		1,100	1,108
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		320	321
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (j)		336	358
Cooperatieve Rabobank UA
11.000% due 06/30/2019 (f)(j)		1,135	1,338
Credit Agricole S.A.
7.500% due 06/23/2026 (f)(j)	GBP	700	866
7.875% due 01/23/2024 (f)		$200	203
Exeter Finance Corp.
9.750% due 05/20/2019		900	855
HSBC Holdings PLC
6.000% due 09/29/2023 (f)	EUR	200	218
Jefferies Finance LLC
7.500% due 04/15/2021 (j)		$967	961
Jefferies LoanCore LLC
6.875% due 06/01/2020 (j)		1,400	1,344
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (h)		1,805	1,787
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)(j)	GBP	1,600	2,070
Nationwide Building Society
10.250% due 06/29/2049 (f)		4	584
Navient Corp.
8.450% due 06/15/2018 (j)		$811	876
OneMain Financial Holdings LLC
6.750% due 12/15/2019		8	8
PHH Corp.
6.375% due 08/15/2021 (j)		300	301
7.375% due 09/01/2019 (j)		260	281
Pinnacol Assurance
8.625% due 06/25/2034 (h)		1,100	1,100
Provident Funding Associates LP
6.750% due 06/15/2021		200	202
Rio Oil Finance Trust
9.250% due 07/06/2024 (j)		1,608	1,519
9.250% due 07/06/2024		505	477
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)(j)		1,930	1,833
8.000% due 08/10/2025 (f)(j)		300	288

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (f)(j)	GBP	1,100	$1,364
Springleaf Finance Corp.
5.250% due 12/15/2019		$26	26
8.250% due 12/15/2020 (j)		530	578
Starwood Property Trust, Inc.
5.000% due 12/15/2021		200	203
TIG FinCo PLC
8.500% due 03/02/2020	GBP	132	167
8.750% due 04/02/2020 (j)		678	774
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)		$756	166

			29,503

INDUSTRIALS 25.3%
ADT Corp.
4.875% due 07/15/2032		190	158
Altice Financing S.A.
7.500% due 05/15/2026 (j)		800	834
BCD Acquisition, Inc.
9.625% due 09/15/2023		400	430
BMC Software Finance, Inc.
8.125% due 07/15/2021		89	84
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)(j)		1,229	1,158
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(g)		3,607	3,787
9.000% due 02/15/2020 ^(g)		180	187
Chesapeake Energy Corp.
4.130% due 04/15/2019		10	10
6.250% due 01/15/2017	EUR	800	841
Concordia International Corp.
9.000% due 04/01/2022		$100	85
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		470	0
CVS Pass-Through Trust
5.880% due 01/10/2028 (j)		503	555
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (j)		500	493
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (j)		1,170	1,139
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	10	13
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^(g)		$292	105
Fresh Market, Inc.
9.750% due 05/01/2023 (j)		1,200	1,029
Harvest Operations Corp.
2.330% due 04/14/2021		846	830
HCA, Inc.
7.500% due 11/15/2095		300	290
iHeartCommunications, Inc.
9.000% due 03/01/2021 (j)		690	513
9.000% due 09/15/2022 (j)		1,000	739
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		1,310	436
8.125% due 06/01/2023		54	17
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		1,890	1,701
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		100	116
Kinder Morgan, Inc.
7.750% due 01/15/2032		300	368
MDC Partners, Inc.
6.500% due 05/01/2024		200	181
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		30	17
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	400	438
OGX Austria GmbH
8.375% due 04/01/2022 ^		$2,050	0
8.500% due 06/01/2018 ^		1,400	0

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (j)		$460	$502
Rowan Cos., Inc.
7.375% due 06/15/2025		100	102
Safeway, Inc.
7.250% due 02/01/2031		350	343
Scientific Games International, Inc.
10.000% due 12/01/2022		480	480
Sequa Corp.
7.000% due 12/15/2017		1,166	653
SFR Group S.A.
7.375% due 05/01/2026 (j)		1,327	1,360
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (j)		527	529
Tembec Industries, Inc.
9.000% due 12/15/2019 (j)		2,600	2,444
Transocean, Inc.
9.000% due 07/15/2023 (j)		199	205
UAL Pass-Through Trust
6.636% due 01/02/2024 (j)		1,415	1,527
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	668	874
Westmoreland Coal Co.
8.750% due 01/01/2022 (j)		$1,815	1,665

			27,238

UTILITIES 4.1%
Frontier Communications Corp.
11.000% due 09/15/2025		150	155
Illinois Power Generating Co.
6.300% due 04/01/2020 ^		480	173
7.950% due 06/01/2032 ^		800	288
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		715	327
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (h)		769	229
Petrobras Global Finance BV
6.750% due 01/27/2041 (j)		1,796	1,518
6.850% due 06/05/2115		263	214
6.875% due 01/20/2040 (j)		551	476
7.875% due 03/15/2019 (j)		126	135
Sierra Hamilton LLC
12.250% due 12/15/2018		100	66
Sprint Capital Corp.
6.900% due 05/01/2019		50	53
Sprint Communications, Inc.
7.000% due 08/15/2020 (j)		750	797

			4,431

Total Corporate Bonds & Notes (Cost $66,059)			61,172

CONVERTIBLE BONDS & NOTES 0.6%

INDUSTRIALS 0.6%
DISH Network Corp.
3.375% due 08/15/2026		600	686

Total Convertible Bonds & Notes (Cost $600)			686

MUNICIPAL BONDS & NOTES 1.5%

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		40	42
7.750% due 01/01/2042		70	71

			113

WEST VIRGINIA 1.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,685	1,525

Total Municipal Bonds & Notes (Cost $1,697)			1,638

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	35

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
5.294% due 03/25/2037 (a)	$518	$85
5.394% due 11/25/2039 (a)	444	69
5.544% due 01/25/2038 (a)	677	88
5.624% due 03/25/2037 (a)	510	90
5.644% due 12/25/2037 (a)(j)	799	118
5.654% due 06/25/2037 (a)	228	31
5.684% due 04/25/2037 (a)	458	81
5.694% due 04/25/2037 (a)(j)	1,245	220
5.844% due 11/25/2035 (a)	209	29
6.044% due 11/25/2036 (a)(j)	2,461	477
6.444% due 02/25/2037 (a)	441	88
7.000% due 12/25/2023	127	141
7.500% due 06/01/2032	44	46
7.800% due 06/25/2026	3	3
10.055% due 12/25/2042	88	101
13.141% due 08/25/2022	146	183
Freddie Mac
0.701% due 10/25/2020 (a)(j)	10,335	224
5.736% due 03/15/2037 (a)	871	154
5.866% due 09/15/2036 (a)	519	89
5.876% due 09/15/2036 (a)(j)	1,180	212
7.000% due 08/15/2023	6	7

Total U.S. Government Agencies (Cost $2,392)		2,536

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Notes
1.500% due 08/31/2018 (l)(n)	1,000	1,006

Total U.S. Treasury Obligations (Cost $998)		1,006

NON-AGENCY MORTGAGE-BACKED SECURITIES 58.7%
Banc of America Alternative Loan Trust
15.277% due 09/25/2035 ^(j)	1,925	2,123
Banc of America Funding Trust
2.981% due 12/20/2034 (j)	370	344
3.057% due 03/20/2036 (j)	680	629
5.846% due 01/25/2037 ^	280	239
Banc of America Mortgage Trust
6.000% due 07/25/2046 ^	3	3
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.765% due 03/11/2041 (j)	1,856	1,949
BCRR Trust
5.858% due 07/17/2040 (j)	3,000	3,004
Bear Stearns Adjustable Rate Mortgage Trust
3.145% due 07/25/2036 ^	334	313
Bear Stearns ALT-A Trust
3.044% due 04/25/2035	317	280
3.118% due 11/25/2035 ^	180	149
3.149% due 09/25/2035	198	171
Bear Stearns Asset-Backed Securities Trust
21.008% due 03/25/2036 ^(j)	1,855	1,914
Bear Stearns Commercial Mortgage Securities Trust
5.394% due 02/11/2041 (j)	1,000	989
Bear Stearns Structured Products, Inc. Trust
3.006% due 01/26/2036 (j)	1,047	825
3.107% due 12/26/2046	420	326
BRAD Resecuritization Trust
2.181% due 03/12/2021	1,947	129
6.550% due 03/12/2021	364	355
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	536	397
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.056% due 08/25/2035	163	147
1.096% due 10/25/2034	12	11
Citigroup Mortgage Loan Trust, Inc.
3.044% due 03/25/2037 ^(j)	578	496
3.818% due 11/25/2035	1,799	1,008
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 (j)	733	639
Commercial Mortgage Trust
0.132% due 10/10/2046 (a)(j)	77,000	697
6.139% due 07/10/2046 (j)	760	819

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Alternative Loan Trust
0.996% due 12/25/2046 ^	$197	$95
1.086% due 10/25/2035 (j)	992	784
1.106% due 05/25/2036 ^(j)	2,073	1,032
3.036% due 10/25/2035 ^	222	184
3.102% due 02/25/2037 ^	314	273
5.500% due 08/25/2034 (j)	563	557
5.500% due 02/25/2036 ^	30	26
5.500% due 03/25/2036 ^	618	484
6.250% due 09/25/2034	88	89
6.394% due 07/25/2036 (a)(j)	1,494	395
17.721% due 07/25/2035 (j)	1,191	1,435
Countrywide Home Loan Mortgage Pass-Through Trust
0.996% due 03/25/2036	239	193
1.396% due 03/25/2035 (j)	1,132	961
1.536% due 02/25/2035	148	120
2.841% due 03/25/2037 ^(j)	450	348
2.867% due 10/20/2035 ^	180	151
3.005% due 10/20/2035 ^	241	211
3.062% due 10/20/2035 (j)	435	380
3.172% due 08/25/2034	249	223
3.309% due 02/20/2036 ^(j)	1,554	502
5.500% due 08/25/2035 ^	39	36
Credit Suisse Commercial Mortgage Trust
5.685% due 02/15/2039	130	121
6.062% due 02/15/2041 (j)	2,000	2,041
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 11/25/2036	289	267
DBUBS Mortgage Trust
4.652% due 11/10/2046	700	477
First Horizon Alternative Mortgage Securities Trust
2.800% due 11/25/2036 ^(j)	552	428
First Horizon Mortgage Pass-Through Trust
2.900% due 01/25/2037 ^(j)	973	855
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 (j)	1,700	1,702
GMAC Mortgage Corp. Loan Trust
3.500% due 06/25/2034	153	152
GS Mortgage Securities Trust
6.064% due 08/10/2043 (j)	730	740
GSR Mortgage Loan Trust
3.135% due 04/25/2035	376	363
3.193% due 05/25/2035	152	140
5.500% due 06/25/2036 ^	39	37
HarborView Mortgage Loan Trust
1.336% due 04/19/2034	30	27
2.374% due 11/19/2034	143	113
3.224% due 08/19/2036 ^	23	21
3.229% due 02/25/2036 ^	56	46
HSI Asset Loan Obligation Trust
3.201% due 01/25/2037 ^(j)	481	399
IndyMac Mortgage Loan Trust
0.862% due 06/25/2037 ^(j)	1,746	1,270
1.036% due 03/25/2035	46	41
2.869% due 06/25/2037 ^(j)	734	532
JPMBB Commercial Mortgage Securities Trust
0.119% due 11/15/2045 (a)(j)	76,047	1,318
JPMorgan Chase Commercial Mortgage Securities Corp. Pass-Through Trust
5.575% due 05/15/2041 (j)	1,500	1,514
JPMorgan Mortgage Trust
2.987% due 04/25/2037 ^(j)	1,107	875
5.500% due 01/25/2036 ^	73	64
5.500% due 06/25/2037 ^	53	51
Luminent Mortgage Trust
0.956% due 10/25/2046 (j)	785	676
MASTR Adjustable Rate Mortgages Trust
3.012% due 11/25/2035 ^	904	683
3.307% due 10/25/2034	294	259
Merrill Lynch Alternative Note Asset Trust
0.826% due 01/25/2037	302	133
Merrill Lynch Mortgage Trust
5.826% due 06/12/2050 (j)	1,600	1,554
Morgan Stanley Capital Trust
5.569% due 12/15/2044 (j)	1,149	1,172

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Opteum Mortgage Acceptance Corp. Trust
1.026% due 07/25/2036		$329	$207
Prime Mortgage Trust
5.794% due 11/25/2036 (a)		4,938	547
Provident Funding Mortgage Loan Trust
3.132% due 10/25/2035		117	117
RBSSP Resecuritization Trust
5.000% due 09/26/2036 (j)		2,385	1,409
Residential Accredit Loans, Inc. Trust
3.626% due 12/26/2034 ^		309	237
4.137% due 01/25/2036 ^(j)		1,046	839
6.000% due 09/25/2035 (j)		540	404
6.000% due 08/25/2036 ^		358	303
Residential Asset Mortgage Products Trust
7.500% due 12/25/2031		106	106
Royal Bank of Scotland Capital Funding Trust
6.068% due 02/17/2051 (j)		3,000	3,024
Structured Adjustable Rate Mortgage Loan Trust
1.996% due 05/25/2035 ^(j)		2,417	1,714
3.013% due 01/25/2036 ^		476	360
3.139% due 09/25/2036 ^		443	321
3.312% due 04/25/2036 ^(j)		512	403
3.317% due 11/25/2036 ^		148	143
3.364% due 09/25/2035		110	91
Structured Asset Mortgage Investments Trust
0.986% due 02/25/2036 (j)		490	416
1.036% due 02/25/2036 ^		390	330
Suntrust Adjustable Rate Mortgage Loan Trust
3.234% due 01/25/2037 ^		164	153
Theatre Hospitals PLC
3.401% due 10/15/2031 (j)	GBP	1,035	1,214
Wachovia Bank Commercial Mortgage Trust
5.743% due 01/15/2041 (j)		$1,500	1,462
5.969% due 02/15/2051 (j)		2,500	2,539
WaMu Commercial Mortgage Securities Trust
5.752% due 03/23/2045 (j)		625	625
WaMu Mortgage Pass-Through Certificates Trust
1.297% due 01/25/2047		130	118
2.676% due 12/25/2036 ^(j)		564	521
4.341% due 07/25/2037 ^		150	138
Washington Mutual Mortgage Pass-Through Certificates Trust
1.337% due 04/25/2047 ^		735	58
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 03/25/2037 ^(j)		331	329
Wells Fargo-RBS Commercial Mortgage Trust
0.336% due 12/15/2046 (a)		30,000	618

Total Non-Agency Mortgage-Backed Securities (Cost $52,015)			63,252

ASSET-BACKED SECURITIES 12.2%
Apidos CLO
0.000% due 07/22/2026		500	286
Bear Stearns Asset-Backed Securities Trust
6.500% due 08/25/2036 ^(j)		675	431
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030		1,424	694
Carrington Mortgage Loan Trust
0.906% due 08/25/2036		100	68
Centex Home Equity Loan Trust
1.206% due 06/25/2035		236	216
Citigroup Mortgage Loan Trust, Inc.
0.916% due 12/25/2036 (j)		1,778	1,106
0.916% due 01/25/2037		213	124
5.972% due 01/25/2037 ^(j)		662	470
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		430	312
Countrywide Asset-Backed Certificates
0.886% due 12/25/2036 ^		1,620	1,602
0.906% due 04/25/2047 (j)		1,376	1,274
1.306% due 09/25/2034		104	101
5.253% due 10/25/2032 ^		918	805

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EMC Mortgage Loan Trust
1.696% due 05/25/2039		$359	$344
Lehman XS Trust
5.012% due 05/25/2037 ^		270	386
5.420% due 11/25/2035 ^		206	207
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		45	45
Morgan Stanley ABS Capital, Inc. Trust
0.816% due 05/25/2037		150	97
Residential Asset Mortgage Products Trust
1.436% due 03/25/2033		54	50
5.572% due 06/25/2032		83	81
Soundview Home Loan Trust
0.816% due 11/25/2036		207	85
South Coast Funding Ltd.
1.124% due 01/06/2041		487	124
1.124% due 01/06/2041 (j)		13,732	3,495
Structured Asset Securities Corp. Mortgage Loan Trust
0.906% due 05/25/2036 (j)		307	299
1.056% due 06/25/2035 (j)		446	397
Washington Mutual Asset-Backed Certificates Trust
0.816% due 10/25/2036		117	54

Total Asset-Backed Securities (Cost $12,901)			13,153

SOVEREIGN ISSUES 0.8%
Costa Rica Government International Bond
7.000% due 04/04/2044 (j)		300	275
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	33	29
3.000% due 02/24/2024		33	28
3.000% due 02/24/2025		33	27
3.000% due 02/24/2026		33	27

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/24/2027	EUR	33	$27
3.000% due 02/24/2028		33	26
3.000% due 02/24/2029		33	25
3.000% due 02/24/2030		33	25
3.000% due 02/24/2031		33	24
3.000% due 02/24/2032		33	24
3.000% due 02/24/2033		33	23
3.000% due 02/24/2034		33	23
3.000% due 02/24/2035		33	22
3.000% due 02/24/2036		33	22
3.000% due 02/24/2037		33	22
3.000% due 02/24/2038		33	22
3.000% due 02/24/2039		33	22
3.000% due 02/24/2040		33	22
3.000% due 02/24/2041		33	22
3.000% due 02/24/2042		33	22
4.750% due 04/17/2019		100	100

Total Sovereign Issues (Cost $820)			859

		SHARES
COMMON STOCKS 0.1%

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		54,706	0

FINANCIALS 0.1%
TIG FinCo PLC (h)		103,539	95

Total Common Stocks (Cost $153)			95

SHORT-TERM INSTRUMENTS 21.2%

REPURCHASE AGREEMENTS (i) 1.4%
			1,456

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 9.5%
Federal Home Loan Bank
0.370% due 01/27/2017 (d)(e)	$600	$600
0.396% due 01/06/2017 (d)(e)	1,300	1,300
0.446% due 01/12/2017 (d)(e)	400	400
0.457% due 01/20/2017 (d)(e)	2,700	2,699
0.477% due 02/14/2017 - 02/28/2017 (d)(e)	2,800	2,798
0.487% due 01/23/2017 (d)(e)	600	600
0.492% due 02/13/2017 (d)(e)	1,300	1,299
Freddie Mac
0.426% due 02/07/2017 (d)(e)	500	500

		10,196

U.S. TREASURY BILLS 10.3%
0.484% due 03/02/2017 - 03/16/2017 (c)(d)(l)(n)	11,134	11,125

Total Short-Term Instruments (Cost $22,777)		22,777

Total Investments in Securities (Cost $161,812)		168,474

Total Investments 156.4% (Cost $161,812)		$168,474

Financial Derivative Instruments (k)(m) 0.6% (Cost or Premiums, net $(1,446))		616

Other Assets and Liabilities, net (57.0)%		(61,352)

Net Assets 100.0%		$107,738

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 12.000% due 08/08/2019	08/07/2014	$ 1,784	$1,787	1.66%
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	06/23/2015 - 06/24/2015	607	229	0.21
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	1,100	1,100	1.02
TIG FinCo PLC	04/02/2015	153	95	0.09

		$ 3,644	$3,211	2.98%

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	37

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SSB	0.010%	12/30/2016	01/03/2017	$1,356	U.S. Treasury Notes 3.500% due 02/15/2018(2)	$(1,384)	$1,356	$1,356
JPS	0.610	12/30/2016	01/03/2017	100	Ginnie Mae 4.000% due 11/20/2046	(105)	100	100

Total Repurchase Agreements						$(1,489)	$1,456	$1,456

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BCY	1.150%	12/16/2016	TBD	(4)	$	(2,480)	$(2,481)
	1.632	10/24/2016	01/24/2017			(276)	(277)
	1.750	11/17/2016	02/17/2017			(482)	(483)
	1.900	11/15/2016	02/15/2017			(482)	(483)
	2.354	10/03/2016	01/03/2017			(945)	(951)
	2.382	10/24/2016	01/24/2017			(1,852)	(1,861)
	2.406	11/17/2016	02/17/2017			(1,433)	(1,438)
	2.497	01/03/2017	04/03/2017			(920)	(920)
BOS	2.820	11/23/2016	02/23/2017			(2,228)	(2,235)
	2.913	12/15/2016	03/15/2017			(1,256)	(1,258)
BPG	2.731	03/16/2016	03/16/2017			(929)	(950)
BPS	1.581	10/24/2016	01/24/2017			(820)	(823)
	1.720	11/08/2016	02/08/2017			(886)	(888)
	1.720	11/22/2016	02/08/2017			(430)	(431)
DBL	3.103	12/12/2016	12/12/2017			(2,001)	(2,005)
DEU	1.750	11/17/2016	02/09/2017			(1,695)	(1,699)
	1.850	11/23/2016	02/23/2017			(5,465)	(5,477)
FOB	2.445	12/14/2016	01/17/2017			(973)	(974)
JPS	1.976	10/11/2016	01/06/2017			(1,843)	(1,851)
	2.130	11/29/2016	03/01/2017			(1,264)	(1,267)
MSC	1.700	12/07/2016	03/07/2017			(1,577)	(1,579)
	1.850	12/07/2016	03/07/2017			(1,063)	(1,064)
	1.900	11/02/2016	02/02/2017			(2,572)	(2,580)
	2.231	08/05/2016	02/06/2017			(1,838)	(1,844)
PAR	0.800	11/21/2016	01/23/2017		GBP	(565)	(697)
	0.900	11/21/2016	01/23/2017			(877)	(1,081)
RBC	2.550	09/13/2016	03/13/2017		$	(1,343)	(1,354)
	2.580	11/23/2016	05/23/2017			(1,434)	(1,438)
	2.630	11/23/2016	05/23/2017			(1,130)	(1,133)
RDR	1.660	11/22/2016	02/22/2017			(2,340)	(2,345)
	2.260	01/14/2016	01/13/2017			(1,040)	(1,063)
RTA	2.065	02/09/2016	02/03/2017			(3,467)	(3,532)
	2.207	03/11/2016	03/10/2017			(1,718)	(1,749)
	2.230	05/06/2016	05/05/2017			(2,046)	(2,077)
	2.230	07/01/2016	06/30/2017			(1,441)	(1,458)
SAL	1.756	11/18/2016	02/21/2017			(605)	(606)
	1.780	10/17/2016	01/17/2017			(579)	(581)
SOG	1.600	10/14/2016	01/13/2017			(1,315)	(1,320)
	1.650	11/21/2016	02/21/2017			(1,995)	(1,999)
	1.700	12/15/2016	03/15/2017			(970)	(971)
UBS	0.900	10/13/2016	01/13/2017		GBP	(2,279)	(2,815)
	1.100	11/18/2016	02/20/2017			(522)	(644)
	1.310	10/14/2016	01/20/2017			(803)	(992)
	1.650	10/28/2016	01/30/2017		$	(1,522)	(1,527)
	1.730	11/28/2016	02/28/2017			(1,395)	(1,397)
	1.740	11/09/2016	02/09/2017			(265)	(266)
	1.740	12/02/2016	03/02/2017			(2,424)	(2,428)
	1.780	11/30/2016	03/02/2017			(958)	(960)
	1.850	12/28/2016	03/14/2017			(1,725)	(1,726)
	1.880	11/30/2016	03/02/2017			(889)	(891)
	2.324	07/05/2016	01/05/2017			(3,341)	(3,380)

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
	2.424%	07/05/2016	01/05/2017	$	(762)	$(771)
	2.474	07/05/2016	01/05/2017		(1,064)	(1,077)

Total Reverse Repurchase Agreements						$(78,097)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(78,276) at a weighted average interest rate of 1.833%.
(4)	Open maturity reverse repurchase agreement.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2016:

(j)	Securities with an aggregate market value of $97,086 and cash of $10 have been pledged as collateral under the terms of the following master agreements as of December 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(8,894)	$0	$(8,894)	$11,257	$2,363
BOS	0	(3,493)	0	(3,493)	5,259	1,766
BPG	0	(950)	0	(950)	961	11
BPS	0	(2,142)	0	(2,142)	2,425	283
DBL	0	(2,005)	0	(2,005)	3,495	1,490
DEU	0	(7,176)	0	(7,176)	8,749	1,573
FOB	0	(974)	0	(974)	1,462	488
JPS	100	(3,118)	0	(3,018)	3,450	432
MSC	0	(7,067)	0	(7,067)	8,416	1,349
PAR	0	(1,778)	0	(1,778)	2,230	452
RBC	0	(3,925)	0	(3,925)	5,210	1,285
RDR	0	(3,408)	0	(3,408)	3,571	163
RTA	0	(8,816)	0	(8,816)	11,289	2,473
SAL	0	(1,187)	0	(1,187)	1,437	250
SOG	0	(4,290)	0	(4,290)	4,809	519
SSB	1,356	0	0	1,356	(1,384)	(28)
UBS	0	(18,874)	0	(18,874)	22,891	4,017

Total Borrowings and Other Financing Transactions	$1,456	$(78,097)	$0

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(7,440)	$(20,477)	$(2,481)	$(30,398)
U.S. Government Agencies	0	(1,100)	0	0	(1,100)
Non-Agency Mortgage-Backed Securities	0	(13,501)	(23,801)	(6,106)	(43,408)
Asset-Backed Securities	0	0	0	(2,005)	(2,005)
Sovereign Issues	0	0	(266)	0	(266)

Total Borrowings	$0	$(22,041)	$(44,544)	$(10,592)	$(77,177)

Gross amount of recognized liabilities for reverse repurchase agreements(6)					$(77,177)

(6)	Unsettled reverse repurchase agreements liability of $(920) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	39

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index January Futures	2,145.000	01/20/2017	91	$182	$134

Total Purchased Options				$182	$134

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME S&P 500 Index January Futures	2,255.000	01/20/2017	91	$(728)	$(330)

Total Written Options				$(728)	$(330)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2017	28	$(16)	$0	$(13)
S&P 500 Index March Futures	Long	03/2017	90	(172)	0	(200)

Total Futures Contracts				$(188)	$0	$(213)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	3,600	$7	$1	$0	$0
Pay	3-Month CAD-Bank Bill	3.300	06/19/2024	CAD	4,900	424	(143)	12	0
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		1,600	(299)	98	0	(14)
Pay	3-Month USD-LIBOR	2.750	06/19/2023	$	308,500	11,819	(15,557)	579	0
Pay	3-Month USD-LIBOR	3.000	06/18/2024		19,700	1,096	(1,101)	47	0
Receive	3-Month USD-LIBOR	1.750	12/21/2026		269,400	14,244	19,436	0	(896)

						$27,291	$2,734	$638	$(910)

Total Swap Agreements						$27,291	$2,734	$638	$(910)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2016:

(l)	Securities with an aggregate market value of $11,084 and cash of $17,487 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$134	$0	$638	$772	$(330)	$(213)	$(910)	$(1,453)

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2017		$11	AUD	15	$0	$0
BOA	01/2017		2,967	EUR	2,853	36	0
	01/2017		84	GBP	67	0	(1)
	01/2017		223	JPY	25,362	0	(6)
	02/2017	EUR	2,853		$2,971	0	(36)
BPS	01/2017		3,313		3,514	26	0
	01/2017	GBP	2,774		3,469	50	0
	01/2017		$73	EUR	69	0	(1)
CBK	01/2017	DKK	69		$10	0	0
	01/2017	JPY	2,478		21	0	0
	01/2017		$31	AUD	42	0	(1)
	01/2017		271	EUR	255	0	(3)
	02/2017	SEK	91		$10	0	0
GLM	01/2017	AUD	59		43	0	0
	01/2017	GBP	26		32	0	0
	01/2017	JPY	26,435		226	0	0
	01/2017		$162	EUR	155	1	0
	01/2017		129	JPY	15,176	1	0
	02/2017	CHF	11		$11	0	0
	02/2017		$32	CHF	32	0	0
HUS	01/2017	GBP	68		$85	2	0
	01/2017		$22	EUR	21	0	0
IND	01/2017		3,376	GBP	2,757	22	0
	02/2017	GBP	2,757		$3,378	0	(23)
JPM	01/2017	CAD	37		28	0	0
	01/2017	EUR	299		312	0	(3)
	01/2017		$22	AUD	29	0	(1)
	01/2017		117	EUR	110	0	(1)
	01/2017		75	GBP	61	0	0
MSB	01/2017	CAD	29		$22	1	0
NAB	01/2017		$11	JPY	1,290	0	0
RBC	01/2017	GBP	174		$215	1	0
	01/2017		$21	EUR	20	0	0
	01/2017		63	GBP	50	0	(2)
	02/2017		11	CHF	11	0	0
SCX	01/2017		131	GBP	107	1	0
	01/2017		21	HKD	163	0	0
	02/2017	CHF	75		$74	1	0
	02/2017		$11	CHF	11	0	0
TOR	01/2017	HKD	248		$32	0	0
UAG	01/2017		$138	EUR	129	0	(2)
	02/2017		53	CHF	54	0	0

Total Forward Foreign Currency Contracts						$142	$(80)

WRITTEN OPTIONS:

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED DECEMBER 31, 2016:

	Balance at Beginning of Period	Sales	Closing Buys	Expirations	Exercised	Balance at End of Period
# of Contracts	95	547	(551)	0	0	91
Premiums	$(917)	$(3,871)	$4,060	$0	$0	$(728)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)

Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value(3)
							Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 5.250% due 07/25/2033	6.250%	07/25/2033	$384	$ 0	$(19)	$0	$(19)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	41

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(2)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
							Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$2,812	$ (559)	$95	$0	$(464)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	1,760	(341)	(1)	0	(342)

					$ (900)	$94	$0	$(806)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
FBF	Receive	NDDUEAFE Index	2,023	3-Month USD-LIBOR less a specified spread	05/11/2017	$ 9,538	$0	$321	$321	$0
	Receive	NDDUEAFE Index	8,937	3-Month USD-LIBOR less a specified spread	06/07/2017	41,806	0	1,739	1,739	0

							$0	$2,060	$2,060	$0

Total Swap Agreements							$(900)	$2,135	$2,060	$(825)

(4)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2016:

(n)	Securities with an aggregate market value of $1,041 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$36	$0	$0	$36	$(43)	$0	$(19)	$(62)	$(26)	$0	$(26)
BPS	76	0	0	76	(1)	0	0	(1)	75	0	75
CBK	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
FBF	0	0	2,060	2,060	0	0	0	0	2,060	(1,770)	290
GLM	2	0	0	2	0	0	0	0	2	0	2
GST	0	0	0	0	0	0	(806)	(806)	(806)	1,041	235
HUS	2	0	0	2	0	0	0	0	2	0	2
IND	22	0	0	22	(23)	0	0	(23)	(1)	0	(1)
JPM	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
MSB	1	0	0	1	0	0	0	0	1	0	1
RBC	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
SCX	2	0	0	2	0	0	0	0	2	0	2
UAG	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)

Total Over the Counter	$142	$0	$2,060	$2,202	$(80)	$0	$(825)	$(905)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$134	$0	$0	$134
Swap Agreements	0	0	0	0	638	638

	$0	$0	$134	$0	$638	$772

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$142	$0	$142
Swap Agreements	0	0	2,060	0	0	2,060

	$0	$0	$2,060	$142	$0	$2,202

	$0	$0	$2,194	$142	$638	$2,974

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$330	$0	$0	$330
Futures	0	0	213	0	0	213
Swap Agreements	0	0	0	0	910	910

	$0	$0	$543	$0	$910	$1,453

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$80	$0	$80
Swap Agreements	0	825	0	0	0	825

	$0	$825	$0	$80	$0	$905

	$0	$825	$543	$80	$910	$2,358

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(1,191)	$0	$0	$(1,191)
Written Options	0	0	(1,720)	0	0	(1,720)
Futures	0	0	4,122	0	0	4,122
Swap Agreements	0	0	0	0	3,204	3,204

	$0	$0	$1,211	$0	$3,204	$4,415

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$688	$0	$688
Swap Agreements	0	28	91	0	(4)	115

	$0	$28	$91	$688	$(4)	$803

	$0	$28	$1,302	$688	$3,200	$5,218

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$252	$0	$0	$252
Written Options	0	0	398	0	0	398
Futures	0	0	(246)	0	0	(246)
Swap Agreements	0	0	0	0	(695)	(695)

	$0	$0	$404	$0	$(695)	$(291)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(200)	$0	$(200)
Swap Agreements	0	76	2,642	0	15	2,733

	$0	$76	$2,642	$(200)	$15	$2,533

	$0	$76	$3,046	$(200)	$(680)	$2,242

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	43

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)

December 31, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,237	$63	$1,300
Corporate Bonds & Notes
Banking & Finance	0	25,761	3,742	29,503
Industrials	0	27,238	0	27,238
Utilities	0	4,431	0	4,431
Convertible Bonds & Notes
Industrials	0	686	0	686
Municipal Bonds & Notes
Illinois	0	113	0	113
West Virginia	0	1,525	0	1,525
U.S. Government Agencies	0	2,536	0	2,536
U.S. Treasury Obligations	0	1,006	0	1,006
Non-Agency Mortgage-Backed Securities	0	62,442	810	63,252
Asset-Backed Securities	0	13,153	0	13,153
Sovereign Issues	0	859	0	859
Common Stocks
Financials	0	0	95	95
Short-Term Instruments
Repurchase Agreements	0	1,456	0	1,456
Short-Term Notes	0	10,196	0	10,196

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
U.S. Treasury Bills	$0	$11,125	$0	$11,125

Total Investments	$0	$163,764	$4,710	$168,474

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	134	638	0	772
Over the counter	0	2,202	0	2,202

	$134	$2,840	$0	$2,974

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(543)	(910)	0	(1,453)
Over the counter	0	(905)	0	(905)

	$(543)	$(1,815)	$0	$(2,358)

Total Financial Derivative Instruments	$(409)	$1,025	$0	$616

Totals	$(409)	$164,789	$4,710	$169,090

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016(1)
Investments in Securities, at Value
Bank Loan Obligations	$109	$0	$0	$0	$0	$(46)	$0	$0	$63	$(46)
Corporate Bonds & Notes
Banking & Finance	3,759	0	(12)	5	0	(10)	0	0	3,742	(11)
Industrials	850	0	0	4	(4)	(20)	0	(830)	0	0
Non-Agency Mortgage-Backed Securities	1,455	31	(177)	4	14	(40)	0	(477)	810	(27)
Common Stocks
Financials	66	0	0	0	0	29	0	0	95	29
Warrants
Industrials	0	0	0	0	(15)	15	0	0	0	0

Totals	$6,239	$31	$(189)	$13	$(5)	$(72)	$0	$(1,307)	$4,710	$(55)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$63	Other Valuation Techniques(2)		—
Corporate Bonds & Notes
Banking & Finance	2,642	Reference Instrument	Spread movement	63.96-170 bps
	1,100	Proxy Pricing	Base Price	102.67
Non-Agency Mortgage-Backed Securities	484	Proxy Pricing	Base Price	6.65-99.60
	326	Third Party Vendor	Broker Quote	77.56
Common Stocks
Financials	95	Other Valuation Techniques(2)		—

Total	$4,710

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Income Opportunity Fund

December 31, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 162.7%

BANK LOAN OBLIGATIONS 4.9%
Ancestry.com, Inc.
9.250% due 10/19/2024		$800	$818
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		7,707	7,767
iHeartCommunications, Inc.
7.520% due 01/30/2019		4,600	3,753
OGX
13.000% due 04/10/2049 ^		271	127
Rackspace Hosting, Inc.
4.500% due 11/03/2023		1,400	1,418
Sequa Corp.
5.250% due 06/19/2017		3,473	3,324

Total Bank Loan Obligations (Cost $18,066)			17,207

CORPORATE BONDS & NOTES 53.0%

BANKING & FINANCE 22.0%
AGFC Capital Trust
6.000% due 01/15/2067 (i)		2,300	1,150
Ally Financial, Inc.
8.000% due 11/01/2031		650	757
8.000% due 11/01/2031 (i)		1,020	1,186
Banco do Brasil S.A.
6.250% due 04/15/2024 (e)		240	177
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	3,100	930
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)(i)		500	532
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$400	440
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	200	205
7.875% due 09/15/2022 (e)(i)	GBP	1,970	2,430
8.000% due 12/15/2020 (e)	EUR	200	223
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$11,311	11,410
Cantor Fitzgerald LP
7.875% due 10/15/2019 (i)		3,160	3,502
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	1,700	2,492
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (i)		$582	620
Credit Agricole S.A.
7.500% due 06/23/2026 (e)(i)	GBP	1,000	1,237
7.875% due 01/23/2024 (e)(i)		$2,700	2,737
Credit Suisse AG
6.500% due 08/08/2023 (i)		200	213
Exeter Finance Corp.
9.750% due 05/20/2019		2,800	2,659
HSBC Holdings PLC
6.000% due 09/29/2023 (e)(i)	EUR	1,200	1,310
Jefferies Finance LLC
7.500% due 04/15/2021 (i)		$2,285	2,271
Jefferies LoanCore LLC
6.875% due 06/01/2020 (i)		1,450	1,392
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (g)		4,940	4,892
MPT Operating Partnership LP
5.250% due 08/01/2026		805	791
Nationwide Building Society
10.250% due 06/29/2049 (e)	GBP	8	1,216
Navient Corp.
5.500% due 01/15/2019 (i)		$845	879
5.625% due 08/01/2033		168	139
8.000% due 03/25/2020 (i)		1,100	1,223
OneMain Financial Holdings LLC
6.750% due 12/15/2019		288	301
Pinnacol Assurance
8.625% due 06/25/2034 (g)		2,900	2,899

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Provident Funding Associates LP
6.750% due 06/15/2021 (i)		$1,000	$1,010
Rio Oil Finance Trust
9.250% due 07/06/2024		1,534	1,450
9.750% due 01/06/2027		282	260
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)(i)		3,250	3,087
8.000% due 08/10/2025 (e)(i)		1,900	1,824
8.625% due 08/15/2021 (e)		1,000	1,023
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (e)(i)	GBP	2,500	3,101
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022 (i)		$3,400	3,704
6.125% due 02/07/2022		600	654
Springleaf Finance Corp.
5.250% due 12/15/2019		84	85
8.250% due 12/15/2020 (i)		2,100	2,289
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	1,754	2,244
TIG FinCo PLC
8.500% due 03/02/2020		431	546
8.750% due 04/02/2020 (i)		2,336	2,670
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)		$10,954	2,402
UBS Group AG
5.750% due 02/19/2022 (e)	EUR	400	445

			77,007

INDUSTRIALS 23.9%
ADT Corp.
4.875% due 07/15/2032		$220	183
Altice Financing S.A.
7.500% due 05/15/2026 (i)		2,200	2,293
BCD Acquisition, Inc.
9.625% due 09/15/2023		950	1,021
BMC Software Finance, Inc.
8.125% due 07/15/2021		239	225
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)(i)		3,362	3,169
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(f)		10,025	10,526
9.000% due 02/15/2020 ^(f)		573	597
California Resources Corp.
8.000% due 12/15/2022		628	562
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		100	102
Chesapeake Energy Corp.
4.130% due 04/15/2019		29	29
6.250% due 01/15/2017	EUR	2,000	2,102
Concordia International Corp.
9.000% due 04/01/2022 (i)		$300	255
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022 (i)		531	574
8.048% due 05/01/2022 (i)		567	631
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		200	0
9.250% due 06/30/2020 ^		1,800	0
CVS Pass-Through Trust
7.507% due 01/10/2032 (i)		2,508	3,056
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021 (i)		460	510
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (i)		1,600	1,576
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (i)		1,500	1,461
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	20	26
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^(f)		$1,580	569
Harvest Operations Corp.
2.330% due 04/14/2021 (i)		2,538	2,491

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HCA, Inc.
4.500% due 02/15/2027 (i)		$900	$886
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	800	836
iHeartCommunications, Inc.
9.000% due 03/01/2021 (i)		$3,790	2,819
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		3,958	1,316
8.125% due 06/01/2023		166	53
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		6,181	5,563
Kinetic Concepts, Inc.
9.625% due 10/01/2021 (i)		4,200	4,462
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		400	350
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,876	1,041
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	690	756
OGX Austria GmbH
8.375% due 04/01/2022 ^		$3,300	0
8.500% due 06/01/2018 ^		3,700	0
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (i)		1,000	890
Petroleos de Venezuela S.A.
6.000% due 11/15/2026		130	50
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (i)		1,470	1,604
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	140
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026		$1,500	1,622
Safeway, Inc.
7.250% due 02/01/2031		140	137
Sequa Corp.
7.000% due 12/15/2017		2,700	1,512
SFR Group S.A.
6.000% due 05/15/2022 (i)		500	515
7.375% due 05/01/2026 (i)		2,938	3,011
Southern Co.
5.500% due 03/15/2057		280	283
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (i)		7,650	7,679
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	2,175	2,933
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)		$400	399
Tembec Industries, Inc.
9.000% due 12/15/2019 (i)		1,800	1,692
Times Square Hotel Trust
8.528% due 08/01/2026 (i)		4,576	5,202
UAL Pass-Through Trust
9.750% due 07/15/2018 (i)		702	705
UCP, Inc.
8.500% due 10/21/2017		2,800	2,783
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,348	1,764
7.395% due 03/28/2024		500	645

			83,606

UTILITIES 7.1%
Frontier Communications Corp.
11.000% due 09/15/2025		$350	363
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		200	198
6.000% due 11/27/2023 (i)		1,350	1,438
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		381	412
6.510% due 03/07/2022 (i)		3,400	3,764
6.605% due 02/13/2018	EUR	100	112
8.625% due 04/28/2034		$1,081	1,399
9.250% due 04/23/2019		100	114

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	45

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois Power Generating Co.
6.300% due 04/01/2020 ^(i)		$4,295	$1,546
7.950% due 06/01/2032 ^(i)		4,033	1,452
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		3,750	1,716
Petrobras Global Finance BV
5.750% due 01/20/2020		570	579
6.250% due 03/17/2024		20	19
6.250% due 12/14/2026	GBP	600	694
6.625% due 01/16/2034		200	216
7.875% due 03/15/2019 (i)		$2,777	2,983
Sierra Hamilton LLC
12.250% due 12/15/2018		200	131
Sprint Capital Corp.
6.900% due 05/01/2019 (i)		1,100	1,167
Sprint Communications, Inc.
7.000% due 08/15/2020 (i)		1,100	1,169
Sprint Corp.
7.125% due 06/15/2024 (i)		3,182	3,285
7.875% due 09/15/2023		65	70
TerraForm Power Operating LLC
6.375% due 02/01/2023 (i)		1,900	1,933

			24,760

Total Corporate Bonds & Notes (Cost $204,865)			185,373

CONVERTIBLE BONDS & NOTES 1.5%

BANKING & FINANCE 1.5%
SL Green Operating Partnership LP
3.000% due 10/15/2017 (i)		3,800	5,299

Total Convertible Bonds & Notes (Cost $3,797)			5,299

MUNICIPAL BONDS & NOTES 0.8%

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		120	125
7.750% due 01/01/2042		210	213

			338

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		155	153

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		2,680	2,425

Total Municipal Bonds & Notes (Cost $3,053)			2,916

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
4.000% due 10/01/2040		39	41
Freddie Mac
0.100% due 05/25/2020 (a)		45,800	110
0.701% due 10/25/2020 (a)(i)		27,775	602
5.406% due 10/25/2028		600	641

Total U.S. Government Agencies (Cost $1,402)			1,394

NON-AGENCY MORTGAGE-BACKED SECURITIES 42.7%
Adjustable Rate Mortgage Trust
3.215% due 01/25/2036		177	154
American Home Mortgage Investment Trust
1.026% due 03/25/2037		5,138	3,014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Auburn Securities PLC
0.655% due 10/01/2041	GBP	209	$254
Banc of America Alternative Loan Trust
15.277% due 09/25/2035 ^		$1,630	1,797
Banc of America Funding Trust
2.966% due 12/20/2036		161	163
2.981% due 12/20/2034		802	747
3.051% due 03/20/2036 ^		1,131	976
3.641% due 10/20/2046 ^		644	486
Banc of America Mortgage Trust
3.190% due 09/25/2034		188	184
3.247% due 10/20/2046 ^		152	94
5.750% due 08/25/2034 (i)		340	359
Bayview Commercial Asset Trust
0.976% due 03/25/2037		183	162
Bear Stearns Adjustable Rate Mortgage Trust
2.897% due 09/25/2034		111	104
3.036% due 08/25/2047 ^		431	363
3.101% due 03/25/2035		393	374
3.183% due 09/25/2034		72	70
3.343% due 10/25/2036 ^		1,083	928
4.640% due 06/25/2047 ^		331	304
Bear Stearns ALT-A Trust
1.076% due 06/25/2046 ^(i)		3,843	3,297
1.456% due 01/25/2035		701	683
2.891% due 09/25/2034		326	316
2.977% due 04/25/2035		385	324
3.110% due 08/25/2036 ^(i)		2,961	2,754
3.169% due 11/25/2035		75	65
3.184% due 08/25/2036 ^		616	452
3.217% due 11/25/2036 ^		604	511
3.244% due 05/25/2036 ^		977	756
3.255% due 05/25/2035		617	555
4.661% due 07/25/2035 ^		384	313
Bluestone Securities PLC
0.597% due 06/09/2043	GBP	376	434
BRAD Resecuritization Trust
2.181% due 03/12/2021		$3,164	209
6.550% due 03/12/2021		591	577
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^		1,630	1,208
Celtic Residential Irish Mortgage Securitisation PLC
0.000% due 11/13/2047 (i)	EUR	512	535
Chase Mortgage Finance Trust
5.500% due 11/25/2021 ^		$981	792
6.000% due 03/25/2037 ^(i)		984	846
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 02/25/2029		314	316
Citigroup Mortgage Loan Trust, Inc.
3.044% due 03/25/2037 ^(i)		1,891	1,623
5.500% due 11/25/2035 ^		758	693
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 (i)		2,657	2,316
Commercial Mortgage Loan Trust
6.095% due 12/10/2049		846	536
Commercial Mortgage Trust
6.139% due 07/10/2046 (i)		2,170	2,338
Countrywide Alternative Loan Trust
1.006% due 06/25/2037 ^		1,230	652
1.106% due 05/25/2036 ^		2,073	1,032
1.106% due 06/25/2036 ^(i)		1,754	1,075
5.500% due 10/25/2035 ^		394	354
5.500% due 12/25/2035 ^(i)		1,848	1,540
5.750% due 05/25/2036 ^		362	281
6.000% due 11/25/2035 ^		430	197
6.000% due 04/25/2036 ^		376	308
6.000% due 04/25/2037 ^		704	478
6.500% due 09/25/2032 ^		453	442
6.500% due 07/25/2035 ^		782	531
6.500% due 06/25/2036 ^		589	427
Countrywide Home Loan Mortgage Pass-Through Trust
1.396% due 03/25/2035 (i)		756	642
2.626% due 03/25/2046 ^		3,964	2,293
2.841% due 03/25/2037 ^(i)		1,379	1,066
2.913% due 08/20/2035 ^		122	109
3.028% due 06/20/2035		265	243

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.155% due 11/25/2035 ^(i)		$2,714	$2,246
3.172% due 08/25/2034 ^		65	56
3.317% due 09/25/2047 ^		1,347	1,227
5.500% due 08/25/2035 ^		104	96
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^		531	298
Credit Suisse First Boston Mortgage Securities Corp.
7.500% due 05/25/2032		1,661	1,776
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.356% due 07/25/2036 ^		614	215
5.896% due 04/25/2036		551	407
6.500% due 05/25/2036 ^		437	286
Debussy PLC
5.930% due 07/12/2025 (i)	GBP	7,000	8,536
Deutsche ALT-A Securities, Inc.
0.906% due 02/25/2047		$733	520
Deutsche ALT-B Securities, Inc.
6.250% due 07/25/2036 ^		115	96
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
5.500% due 09/25/2033		188	195
Downey Savings & Loan Association Mortgage Loan Trust
0.916% due 04/19/2047 ^		463	178
EMF-NL BV
0.689% due 07/17/2041	EUR	800	703
1.939% due 10/17/2041		1,000	908
Epic Drummond Ltd.
0.000% due 01/25/2022		965	1,005
Eurosail PLC
1.977% due 09/13/2045	GBP	1,814	1,772
2.627% due 09/13/2045		1,314	1,227
4.227% due 09/13/2045		1,126	1,034
First Horizon Alternative Mortgage Securities Trust
2.800% due 11/25/2036 ^		$1,657	1,283
2.833% due 05/25/2036 ^		2,022	1,636
2.855% due 08/25/2035 ^		148	30
3.180% due 02/25/2036		194	156
6.250% due 11/25/2036 ^		132	100
First Horizon Mortgage Pass-Through Trust
2.722% due 07/25/2037 ^		147	124
2.900% due 01/25/2037 ^(i)		1,091	959
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 (i)		5,300	5,308
GMAC Mortgage Corp. Loan Trust
3.500% due 06/25/2034		198	197
3.531% due 06/25/2034		199	195
3.578% due 07/19/2035		88	80
GreenPoint Mortgage Funding Trust
0.936% due 01/25/2037		1,354	1,089
GS Mortgage Securities Trust
1.429% due 08/10/2043 (a)		8,116	336
6.064% due 08/10/2043 (i)		2,100	2,128
GSR Mortgage Loan Trust
1.206% due 07/25/2037 ^		475	278
3.289% due 01/25/2036 ^(i)		1,489	1,395
3.855% due 12/25/2034		37	36
6.000% due 09/25/2034		194	194
HarborView Mortgage Loan Trust
0.926% due 02/19/2046 (i)		2,116	1,631
0.946% due 11/19/2036 (i)		3,919	2,818
1.296% due 06/19/2034		322	301
1.376% due 01/19/2035		315	268
2.991% due 08/19/2036 ^		270	201
HomeBanc Mortgage Trust
1.006% due 03/25/2035		394	335
IM Pastor Fondo de Titulizacion de Activos
0.000% due 03/22/2044	EUR	734	635
Impac CMB Trust
1.276% due 11/25/2035 ^		$382	314
IndyMac Mortgage Loan Trust
0.986% due 04/25/2035		217	189
1.556% due 08/25/2034		203	171
1.616% due 09/25/2034		491	449
2.658% due 06/25/2037 ^		419	321

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.174% due 05/25/2037 ^(i)		$4,725	$3,822
3.277% due 11/25/2036 ^		1,267	1,126
3.396% due 12/25/2036 ^		1,663	1,473
4.376% due 05/25/2037 ^		25	6
JPMorgan Alternative Loan Trust
3.148% due 05/25/2036 ^		534	412
5.500% due 11/25/2036 ^		7	5
JPMorgan Chase Commercial Mortgage Securities Trust
5.502% due 01/12/2043 (i)		910	912
JPMorgan Commercial Mortgage-Backed Securities Trust
5.716% due 03/18/2051 (i)		4,000	4,021
JPMorgan Mortgage Trust
3.046% due 07/25/2035		163	161
3.096% due 05/25/2036 ^		905	813
3.110% due 10/25/2036 ^		64	55
6.000% due 08/25/2037 ^		742	658
Landmark Mortgage Securities PLC
0.088% due 06/17/2038	EUR	266	266
0.591% due 06/17/2038	GBP	697	829
Lehman Mortgage Trust
5.908% due 04/25/2036		$428	384
6.000% due 05/25/2037 ^(i)		1,804	1,766
MASTR Adjustable Rate Mortgages Trust
1.307% due 01/25/2047 ^		467	332
3.307% due 10/25/2034		940	830
Merrill Lynch Mortgage Trust
5.826% due 06/12/2050 (i)		5,400	5,245
Morgan Stanley Capital Trust
5.690% due 04/15/2049 (i)		1,100	1,079
Morgan Stanley Mortgage Loan Trust
2.936% due 07/25/2035 ^(i)		2,098	1,722
3.326% due 01/25/2035 ^		295	109
5.750% due 12/25/2035 ^		525	507
6.000% due 08/25/2037 ^		342	297
Prime Mortgage Trust
1.106% due 06/25/2036 ^		4,015	2,282
7.000% due 07/25/2034		228	218
Regal Trust
2.098% due 09/29/2031		14	13
Residential Accredit Loans, Inc. Trust
0.966% due 06/25/2037		2,484	1,942
5.500% due 04/25/2037		141	117
6.000% due 08/25/2035 ^		664	605
6.000% due 01/25/2037 ^(i)		668	597
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		563	379
6.000% due 07/25/2037 (i)		8,505	5,919
Residential Funding Mortgage Securities, Inc. Trust
4.651% due 07/27/2037 ^		358	312
6.000% due 06/25/2037 ^		541	496
Sequoia Mortgage Trust
3.202% due 01/20/2038 ^		403	347
Structured Adjustable Rate Mortgage Loan Trust
3.013% due 01/25/2036 ^		1,397	1,056
3.049% due 08/25/2034		28	27
3.317% due 11/25/2036 ^		469	455
Structured Asset Mortgage Investments Trust
0.966% due 08/25/2036 ^(i)		2,747	2,232
0.986% due 05/25/2045		194	171
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.087% due 01/25/2034		509	507
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^		373	269
Theatre Hospitals PLC
4.151% due 10/15/2031	GBP	254	299
WaMu Commercial Mortgage Securities Trust
5.752% due 03/23/2045 (i)		$3,124	3,123
WaMu Mortgage Pass-Through Certificates Trust
2.098% due 07/25/2046 (i)		2,389	2,221
2.468% due 03/25/2037 ^		664	591
2.498% due 03/25/2033		107	107
2.583% due 06/25/2037 ^(i)		1,961	1,770
2.625% due 11/25/2036 ^		411	354

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.768% due 07/25/2037 ^(i)		$1,520	$1,378
2.898% due 07/25/2037 ^(i)		3,586	3,045
Washington Mutual Mortgage Pass-Through Certificates Trust
1.417% due 10/25/2046 ^(i)		615	439
2.600% due 06/25/2033		67	67
Wells Fargo Mortgage-Backed Securities Trust
1.256% due 07/25/2037 ^		320	272
3.003% due 09/25/2036 ^		31	29
3.073% due 10/25/2036 ^		31	29
3.083% due 04/25/2036 ^		34	34

Total Non-Agency Mortgage-Backed Securities (Cost $136,849)			149,122

ASSET-BACKED SECURITIES 46.4%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		209	66
American Money Management Corp. CLO Ltd.
7.931% due 12/09/2026		1,200	1,180
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.481% due 05/25/2034		154	124
3.606% due 08/25/2032		1,134	1,081
Asset-Backed Funding Certificates Trust
0.906% due 10/25/2036 (i)		7,665	6,741
1.316% due 10/25/2033		167	152
1.416% due 03/25/2035 (i)		4,431	3,670
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 (i)		1,585	1,902
Bear Stearns Asset-Backed Securities Trust
0.953% due 09/25/2034		824	731
3.012% due 07/25/2036		613	392
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030		3,556	1,733
C-BASS CBO Corp.
1.196% due 09/06/2041		8,465	1,397
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		940	1,037
7.960% due 05/01/2031		1,720	1,250
7.970% due 05/01/2032		269	155
8.060% due 09/01/2029 (i)		3,048	1,806
9.163% due 03/01/2033		2,971	2,762
Conseco Financial Corp.
6.220% due 03/01/2030		114	122
6.330% due 11/01/2029		38	39
6.530% due 02/01/2031		1,304	1,299
7.050% due 01/15/2027		169	178
7.140% due 03/15/2028		182	188
7.240% due 06/15/2028		48	48
Countrywide Asset-Backed Certificates
0.834% due 01/25/2037 (i)		15,575	13,365
0.896% due 06/25/2035 (i)		9,498	7,322
1.096% due 12/25/2036 ^		704	362
1.316% due 08/25/2032 ^		383	334
2.031% due 02/25/2035 (i)		3,750	3,545
Countrywide Asset-Backed Certificates Trust
1.536% due 11/25/2034 (i)		455	446
4.693% due 10/25/2035		21	21
Credit Suisse First Boston Mortgage Securities Corp.
1.806% due 02/25/2031		1,858	1,714
Credit-Based Asset Servicing and Securitization LLC
1.904% due 12/25/2035		1,377	1,121
Euromax ABS PLC
0.028% due 11/10/2095	EUR	5,000	3,670
First Franklin Mortgage Loan Trust
1.206% due 11/25/2036 (i)		$10,000	9,319
1.356% due 07/25/2035 (i)		8,092	6,326
Greenpoint Manufactured Housing
8.300% due 10/15/2026		814	896
Home Equity Asset Trust
3.156% due 10/25/2033		24	22
Home Equity Loan Trust
0.986% due 04/25/2037 (i)		6,015	4,485
1.096% due 04/25/2037 (i)		8,700	5,216

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.996% due 04/25/2037 (i)	$16,766	$10,581
1.076% due 04/25/2037 (i)	5,640	4,373
JPMorgan Mortgage Acquisition Trust
0.664% due 08/25/2036	9	5
0.946% due 03/25/2047	1,849	1,451
KGS Alpha SBA Trust
1.073% due 04/25/2038 (a)	1,508	47
Lehman ABS Mortgage Loan Trust
0.846% due 06/25/2037 (i)	6,544	4,059
Long Beach Mortgage Loan Trust
0.946% due 02/25/2036	3,673	2,449
1.026% due 05/25/2046	3,837	1,676
1.461% due 11/25/2035	3,736	2,170
3.231% due 03/25/2032	291	251
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035	45	45
Morgan Stanley ABS Capital, Inc. Trust
1.791% due 01/25/2035	678	306
Morgan Stanley Dean Witter Capital, Inc. Trust
2.181% due 02/25/2033	531	514
Morgan Stanley Home Equity Loan Trust
1.806% due 12/25/2034 (i)	4,445	3,930
National Collegiate Commutation Trust
0.000% due 03/25/2038	10,400	4,620
NovaStar Mortgage Funding Trust
0.926% due 11/25/2036	1,537	760
Oakwood Mortgage Investors, Inc.
0.934% due 06/15/2032	21	19
Option One Mortgage Loan Trust
5.662% due 01/25/2037 ^	20	21
Origen Manufactured Housing Contract Trust
7.650% due 03/15/2032	2,047	2,127
Ownit Mortgage Loan Trust
3.563% due 12/25/2036	2,435	1,574
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.631% due 10/25/2034	1,161	704
Residential Asset Mortgage Products Trust
1.709% due 08/25/2033	536	494
2.481% due 09/25/2034 (i)	3,239	2,571
4.020% due 04/25/2033	2	2
5.220% due 07/25/2034 ^	77	74
5.767% due 11/25/2033 (i)	959	1,019
Residential Asset Securities Corp. Trust
1.196% due 10/25/2035 (i)	3,526	2,780
Saxon Asset Securities Trust
1.731% due 12/26/2034	629	499
Securitized Asset-Backed Receivables LLC Trust
0.986% due 02/25/2037 ^	406	274
1.431% due 01/25/2035	44	41
SLM Student Loan Trust
0.000% due 01/25/2042 (d)	2	1,993
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 (d)	2,540	1,481
Soloso CDO Ltd.
1.188% due 10/07/2037	1,300	533
South Coast Funding Ltd.
1.124% due 01/06/2041	43,659	11,111
Specialty Underwriting & Residential Finance Trust
0.906% due 06/25/2037 (i)	6,255	4,491
Structured Asset Investment Loan Trust
0.976% due 01/25/2036 (i)	6,416	4,972
Structured Asset Securities Corp. Mortgage Loan Trust
1.056% due 06/25/2035 (i)	446	397
Talon Funding Ltd.
1.432% due 06/05/2035	1,227	659
UCFC Home Equity Loan Trust
7.750% due 04/15/2030	741	724

Total Asset-Backed Securities (Cost $150,204)		162,014

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	47

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.7%
Costa Rica Government International Bond
7.000% due 04/04/2044		$500	$459
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	46,000	386
4.500% due 07/03/2017		40,000	339
4.750% due 04/17/2019	EUR	200	199
Saudi Government International Bond
3.250% due 10/26/2026		$200	190
4.500% due 10/26/2046		1,000	960

Total Sovereign Issues (Cost $2,694)			2,533

		SHARES
COMMON STOCKS 0.2%

CONSUMER DISCRETIONARY 0.1%
Tribune Media Co. ‘A’		5,969	209
tronc, Inc.		1,492	21

			230

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		110,823	0

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.1%
TIG FinCo PLC (g)	330,393	$301

Total Common Stocks (Cost $830)		531

CONVERTIBLE PREFERRED SECURITIES 4.9%

BANKING & FINANCE 4.9%
Wells Fargo & Co.
7.500% (e)	14,500	17,259

Total Convertible Preferred Securities (Cost $9,203)		17,259

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Navient Corp.
3.464% due 03/15/2017	32,400	811
3.514% due 01/16/2018	8,500	215

Total Preferred Securities (Cost $460)		1,026

SHORT-TERM INSTRUMENTS 6.9%

REPURCHASE AGREEMENTS (h) 4.9%
		17,165

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 2.0%
0.476% due 02/23/2017 - 03/09/2017 (c)(d)(i)(k)(m)	$6,838	$6,832

Total Short-Term Instruments (Cost $23,998)		23,997

Total Investments in Securities (Cost $555,421)		568,671

Total Investments 162.7% (Cost $555,421)		$568,671

Financial Derivative Instruments (j)(l) (1.1)% (Cost or Premiums, net $(4,887))		(3,810)

Other Assets and Liabilities, net (61.6)%		(215,338)

Net Assets 100.0%		$349,523

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 12.000% due 08/08/2019	08/07/2014	$4,883	$4,892	1.40%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,900	2,899	0.83
TIG FinCo PLC	04/02/2015	490	301	0.09

		$8,273	$8,092	2.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	0.610%	12/30/2016	01/03/2017	$11,900	Ginnie Mae 3.000% due 04/20/2046	$(12,530)	$11,900	$11,901
SSB	0.010	12/30/2016	01/03/2017	5,265	U.S. Treasury Notes 1.000% - 3.500% due 02/15/2018 - 05/15/2018(2)	(5,373)	5,265	5,265

Total Repurchase Agreements						$(17,903)	$17,165	$17,166

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BCY	1.150%	12/16/2016	TBD	(4)	$	(6,271)	$(6,275)
	1.900	11/30/2016	03/02/2017			(616)	(617)
	1.982	11/09/2016	02/09/2017			(478)	(479)
	2.354	10/03/2016	01/03/2017			(2,829)	(2,846)
	2.382	11/14/2016	02/09/2017			(8,403)	(8,431)
	2.406	11/17/2016	02/17/2017			(1,293)	(1,297)
	2.420	11/23/2016	02/23/2017			(3,892)	(3,903)
	2.494	12/21/2016	03/21/2017			(7,855)	(7,862)
	2.497	01/03/2017	04/03/2017			(2,979)	(2,979)
BPS	1.620	10/06/2016	01/06/2017			(1,685)	(1,692)
	1.670	11/22/2016	01/27/2017			(925)	(927)
	1.740	12/01/2016	03/02/2017			(1,321)	(1,323)
	1.780	12/08/2016	03/08/2017			(873)	(874)
	2.743	11/10/2016	05/10/2017			(10,169)	(10,211)
BRC	1.550	11/10/2016	02/03/2017			(2,262)	(2,267)
DEU	1.730	11/09/2016	01/05/2017			(582)	(584)
	1.730	11/09/2016	02/09/2017			(1,163)	(1,166)
	1.850	11/23/2016	02/23/2017			(1,591)	(1,594)
	1.900	11/28/2016	01/13/2017			(552)	(553)
	1.900	11/28/2016	02/27/2017			(1,543)	(1,546)
FOB	2.445	12/14/2016	01/17/2017			(2,399)	(2,402)
JML	1.650	12/05/2016	01/10/2017			(6,923)	(6,932)
JPS	2.526	10/12/2016	01/12/2017			(6,547)	(6,585)
MSC	1.400	11/29/2016	02/28/2017			(3,284)	(3,288)
	1.850	12/07/2016	03/07/2017			(3,224)	(3,228)
	1.900	11/02/2016	02/02/2017			(1,104)	(1,108)
	2.970	09/16/2016	09/15/2017			(1,287)	(1,289)
PAR	0.950	12/07/2016	02/07/2017		GBP	(802)	(988)
RBC	1.660	07/20/2016	01/19/2017		$	(3,734)	(3,763)
	1.940	12/07/2016	06/07/2017			(4,565)	(4,572)
	1.970	12/23/2016	06/12/2017			(3,187)	(3,189)
	2.550	09/26/2016	03/27/2017			(5,859)	(5,900)
	2.560	09/13/2016	03/13/2017			(4,510)	(4,546)
RDR	1.260	10/07/2016	01/09/2017			(1,093)	(1,096)
	1.320	11/22/2016	02/22/2017			(2,116)	(2,119)
RTA	1.501	07/14/2016	01/13/2017			(459)	(462)
	2.094	01/05/2016	01/04/2017			(7,858)	(8,024)
	2.209	04/15/2016	04/13/2017			(5,337)	(5,423)
	2.211	03/15/2016	03/14/2017			(2,265)	(2,306)
	2.211	01/04/2017	01/03/2018			(7,020)	(7,020)
	2.230	04/29/2016	04/27/2017			(4,791)	(4,865)
	2.239	04/25/2016	04/24/2017			(960)	(975)
	2.432	08/03/2016	08/02/2017			(5,568)	(5,626)
	2.543	11/14/2016	05/15/2017			(912)	(915)
SAL	1.658	10/05/2016	01/05/2017			(4,521)	(4,540)
	1.835	11/29/2016	03/01/2017			(368)	(369)
	1.835	01/05/2017	04/05/2017			(3,573)	(3,573)
	1.982	10/24/2016	01/24/2017			(2,541)	(2,551)
SOG	1.550	12/12/2016	01/18/2017			(895)	(896)
	1.600	10/25/2016	01/25/2017			(1,079)	(1,082)
	1.650	08/26/2016	02/27/2017			(1,813)	(1,824)
	1.650	09/02/2016	02/27/2017			(815)	(820)
	1.650	11/15/2016	02/15/2017			(1,485)	(1,488)
	1.650	11/21/2016	02/21/2017			(1,082)	(1,084)
	1.650	11/28/2016	02/27/2017			(2,029)	(2,035)
	1.650	12/06/2016	03/02/2017			(2,390)	(2,393)
	1.650	12/12/2016	02/27/2017			(476)	(476)
	1.700	12/14/2016	03/14/2017			(4,707)	(4,711)
	1.700	12/15/2016	03/15/2017			(3,227)	(3,230)
	2.607	12/09/2016	06/09/2017			(6,938)	(6,946)
	2.731	07/20/2016	07/20/2017			(6,558)	(6,620)
UBS	0.150	12/16/2016	01/20/2017		EUR	(1,069)	(1,126)
	0.480	10/18/2016	01/18/2017			(424)	(447)
	0.500	09/27/2016	TBD	(4)		(409)	(431)
	0.900	10/13/2016	01/13/2017		GBP	(1,645)	(2,032)
	0.900	10/17/2016	01/17/2017			(2,119)	(2,617)
	1.100	11/18/2016	02/20/2017			(1,774)	(2,189)
	1.300	10/20/2016	01/20/2017			(5,152)	(6,366)
	1.420	11/21/2016	02/22/2017		$	(209)	(209)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	49

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
	1.630%	11/03/2016	02/03/2017	$	(203)	$(204)
	1.650	10/28/2016	01/30/2017		(1,546)	(1,551)
	1.680	11/03/2016	02/03/2017		(853)	(855)
	1.730	12/01/2016	03/02/2017		(3,635)	(3,641)
	1.750	12/07/2016	03/07/2017		(1,881)	(1,883)
	1.850	12/28/2016	03/14/2017		(5,433)	(5,435)
	1.880	11/30/2016	03/02/2017		(1,392)	(1,394)
	2.314	10/05/2016	01/05/2017		(2,592)	(2,607)
	2.318	10/06/2016	01/06/2017		(2,552)	(2,567)
	2.364	10/05/2016	01/05/2017		(811)	(816)
	2.368	10/06/2016	01/06/2017		(7,823)	(7,869)
	2.414	10/05/2016	01/05/2017		(1,307)	(1,315)
	2.418	10/06/2016	01/06/2017		(1,598)	(1,608)

Total Reverse Repurchase Agreements						$(235,847)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(218,195) at a weighted average interest rate of 1.852%.
(4)	Open maturity reverse repurchase agreement.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2016:

(i)	Securities with an aggregate market value of $307,015 and cash of $360 have been pledged as collateral under the terms of the following master agreements as of December 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(34,689)	$0	$(34,689)	$50,625	$15,936
BPS	0	(15,027)	0	(15,027)	20,880	5,853
BRC	0	(2,267)	0	(2,267)	2,491	224
DEU	0	(5,443)	0	(5,443)	5,846	403
FOB	0	(2,402)	0	(2,402)	4,059	1,657
JML	0	(6,932)	0	(6,932)	8,693	1,761
JPS	11,901	(6,585)	0	5,316	(3,067)	2,249
MSC	0	(8,913)	0	(8,913)	10,702	1,789
PAR	0	(988)	0	(988)	1,237	249
RBC	0	(21,970)	0	(21,970)	25,604	3,634
RDR	0	(3,215)	0	(3,215)	3,325	110
RTA	0	(35,616)	0	(35,616)	48,953	13,337
SAL	0	(11,033)	0	(11,033)	13,634	2,601
SOG	0	(33,605)	0	(33,605)	40,448	6,843
SSB	5,265	0	0	5,265	(5,373)	(108)
UBS	0	(47,162)	0	(47,162)	60,067	12,905

Total Borrowings and Other Financing Transactions	$17,166	$(235,847)	$0

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(25,313)	$(49,653)	$(9,895)	$(84,861)
Convertible Bonds & Notes	0	0	0	(4,572)	(4,572)
U.S. Government Agencies	0	0	(479)	0	(479)
Non-Agency Mortgage-Backed Securities	0	(20,250)	(24,950)	(14,259)	(59,459)
Asset-Backed Securities	0	(30,293)	(14,000)	(28,611)	(72,904)

Total Borrowings	$0	$(75,856)	$(89,082)	$(57,337)	$(222,275)

Gross amount of recognized liabilities for reverse repurchase agreements(6)					$(222,275)

(6)	Unsettled reverse repurchase agreements liability of $(13,572) is outstanding at period end.

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

(j)   FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016(2)	Notional Amount(3)	Market Value	Unrealized Appreciation	Variation Margin
							Asset	Liability
Sprint Communications, Inc.	5.000%	12/20/2021	3.462%	$1,000	$69	$47	$2	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	71,100	$(214)	$133	$0	$(1)
Pay	1-Year BRL-CDI	15.590	01/04/2021		20	1	0	0	0
Pay	3-Month CAD-Bank Bill	3.300	06/19/2024	CAD	13,300	1,152	534	32	0
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		4,400	(821)	(667)	0	(38)
Receive	3-Month USD-LIBOR	1.500	12/21/2021	$	18,000	(413)	(567)	21	0
Pay	3-Month USD-LIBOR	1.750	12/21/2023		150,000	(4,195)	(7,021)	302	0
Receive	3-Month USD-LIBOR	2.250	06/15/2026		6,800	29	443	0	(21)
Receive	3-Month USD-LIBOR	2.500	06/15/2036		56,900	812	6,487	0	(342)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		17,600	300	2,449	0	(157)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	AUD	5,200	172	43	23	0

						$(3,177)	$1,834	$378	$(559)

Total Swap Agreements						$(3,108)	$1,881	$380	$(559)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2016:

(k)	Securities with an aggregate market value of $854 and cash of $6,446 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$380	$380	$0	$0	$(559)	$(559)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2017		$13,311	EUR	12,799	$ 164	$0
	02/2017	EUR	12,799		$13,329	0	(163)
BPS	01/2017		10,424		11,056	82	0
	01/2017	GBP	18,630		23,296	335	0
	01/2017		$190	EUR	182	1	0
CBK	01/2017	EUR	207		$216	0	(2)
	01/2017		$685	EUR	649	1	(3)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	51

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	01/2017	BRL	955		$293	$0	$0
	01/2017	EUR	3,455		3,686	48	0
	01/2017	GBP	57		70	0	0
	01/2017	JPY	84,400		740	17	0
	01/2017		$282	BRL	955	11	0
IND	01/2017		22,937	GBP	18,735	153	0
	02/2017	GBP	18,735		$22,952	0	(155)
JPM	01/2017	CAD	94		71	1	0
	01/2017		$555	EUR	522	0	(5)
RBC	01/2017	GBP	253		$317	6	0
SCX	01/2017	BRL	955		292	0	(2)
	01/2017	EUR	66		70	1	0
	01/2017		$293	BRL	955	0	0
	01/2017		388	GBP	316	2	0
	02/2017		289	BRL	955	2	0
SOG	01/2017	GBP	111		$140	3	0

Total Forward Foreign Currency Contracts						$827	$(330)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Russia Government International Bond	1.000%	06/20/2024	2.248%	$	400	$(40)	$8	$0	$(32)
BRC	Gazprom S.A.	1.900	12/20/2017	0.513		1,250	0	18	18	0
	JSC VTB Bank	2.340	12/20/2017	1.207		1,250	0	15	15	0
	Russia Government International Bond	1.000	06/20/2024	2.248		400	(46)	14	0	(32)
	Russia Government International Bond	1.000	09/20/2024	2.270		300	(25)	0	0	(25)
CBK	Russia Government International Bond	1.000	06/20/2024	2.248		500	(53)	13	0	(40)
	Russia Government International Bond	1.000	09/20/2024	2.270		300	(26)	1	0	(25)
FBF	TNK-BP Finance S.A.	3.150	12/20/2017	0.979		1,500	0	33	33	0
GST	Petrobras Global Finance BV	1.000	09/20/2020	4.072		110	(16)	4	0	(12)
	Russia Government International Bond	1.000	03/20/2020	1.121		100	(19)	18	0	(1)
	Russia Government International Bond	1.000	06/20/2024	2.248		200	(23)	7	0	(16)
HUS	Russia Government International Bond	1.000	06/20/2019	0.814		130	(5)	6	1	0
	Russia Government International Bond	1.000	06/20/2024	2.248		130	(13)	2	0	(11)
	Russia Government International Bond	1.000	09/20/2024	2.270		69	(10)	4	0	(6)
JPM	Russia Government International Bond	1.000	06/20/2024	2.248		200	(18)	2	0	(16)

							$(294)	$145	$67	$(216)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
							Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$18,103	$(3,602)	$616	$0	$(2,986)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	5,116	(991)	(2)	0	(993)

					$(4,593)	$614	$0	$(3,979)

Total Swap Agreements					$(4,887)	$759	$67	$(4,195)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2016:

(m)	Securities with an aggregate market value of $4,875 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$164	$0	$0	$164	$(163)	$0	$(32)	$(195)	$(31)	$0	$(31)
BPS	418	0	0	418	0	0	0	0	418	(708)	(290)
BRC	0	0	33	33	0	0	(57)	(57)	(24)	3	(21)
CBK	1	0	0	1	(5)	0	(65)	(70)	(69)	0	(69)
FBF	0	0	33	33	0	0	0	0	33	0	33
GLM	76	0	0	76	0	0	0	0	76	0	76
GST	0	0	0	0	0	0	(4,008)	(4,008)	(4,008)	4,846	838
HUS	0	0	1	1	0	0	(17)	(17)	(16)	26	10
IND	153	0	0	153	(155)	0	0	(155)	(2)	0	(2)
JPM	1	0	0	1	(5)	0	(16)	(21)	(20)	0	(20)
RBC	6	0	0	6	0	0	0	0	6	0	6
SCX	5	0	0	5	(2)	0	0	(2)	3	0	3
SOG	3	0	0	3	0	0	0	0	3	0	3

Total Over the Counter	$827	$0	$67	$894	$(330)	$0	$(4,195)	$(4,525)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$2	$0	$0	$378	$380

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$827	$0	$827
Swap Agreements	0	67	0	0	0	67

	$0	$67	$0	$827	$0	$894

	$0	$69	$0	$827	$378	$1,274

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$559	$559

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$330	$0	$330
Swap Agreements	0	4,195	0	0	0	4,195

	$0	$4,195	$0	$330	$0	$4,525

	$0	$4,195	$0	$330	$559	$5,084

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	53

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$3	$0	$0	$(2,803)	$(2,800)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,827	$0	$4,827
Swap Agreements	0	112	0	0	(21)	91

	$0	$112	$0	$4,827	$(21)	$4,918

	$0	$115	$0	$4,827	$(2,824)	$2,118

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$47	$0	$0	$4,783	$4,830

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,988)	$0	$(1,988)
Swap Agreements	0	640	0	0	145	785

	$0	$640	$0	$(1,988)	$145	$(1,203)

	$0	$687	$0	$(1,988)	$4,928	$3,627

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$17,080	$127	$17,207
Corporate Bonds & Notes
Banking & Finance	0	66,557	10,450	77,007
Industrials	0	80,823	2,783	83,606
Utilities	0	24,760	0	24,760
Convertible Bonds & Notes
Banking & Finance	0	5,299	0	5,299
Municipal Bonds & Notes
Illinois	0	338	0	338
Iowa	0	153	0	153
West Virginia	0	2,425	0	2,425
U.S. Government Agencies	0	1,394	0	1,394
Non-Agency Mortgage-Backed Securities	0	148,336	786	149,122
Asset-Backed Securities	0	153,873	8,141	162,014
Sovereign Issues	0	2,533	0	2,533
Common Stocks
Consumer Discretionary	230	0	0	230
Financials	0	0	301	301
Convertible Preferred Securities
Banking & Finance	0	17,259	0	17,259
Preferred Securities
Banking & Finance	1,026	0	0	1,026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Short-Term Instruments
Repurchase Agreements	$0	$17,165	$0	$17,165
U.S. Treasury Bills	0	6,832	0	6,832

Total Investments	$1,256	$544,827	$22,588	$568,671

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	380	0	380
Over the counter	0	894	0	894

	$0	$1,274	$0	$1,274

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(559)	0	(559)
Over the counter	0	(4,525)	0	(4,525)

	$0	$(5,084)	$0	$(5,084)

Total Financial Derivative Instruments	$0	$(3,810)	$0	$(3,810)

Totals	$1,256	$541,017	$22,588	$564,861

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016(1)
Investments in Securities, at Value
Bank Loan Obligations	$222	$0	$0	$0	$0	$(95)	$0	$0	$127	$(95)
Corporate Bonds & Notes
Banking & Finance	10,482	0	(32)	15	0	(15)	0	0	10,450	(15)
Industrials	5,369	0	0	16	(12)	(99)	0	(2,491)	2,783	(37)
Non-Agency Mortgage-Backed Securities	879	0	(26)	3	1	(71)	0	0	786	(71)
Asset-Backed Securities	66	8,119	0	75	0	(119)	0	0	8,141	(119)
Common Stocks
Financials	211	0	0	0	0	90	0	0	301	90
Warrants
Industrials	0	0	0	0	(40)	40	0	0	0	0

Totals	$17,229	$8,119	$(58)	$109	$(51)	$(269)	$0	$(2,491)	$22,588	$(247)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$127	Other Valuation Techniques(2)		—
Corporate Bonds & Notes
Banking & Finance	2,899	Proxy Pricing	Base Price	102.667
	7,551	Reference Instrument	Spread movement	63.962-170.000 bps
Industrials	2,783	Proxy Pricing	Base Price	99.500
Non-Agency Mortgage-Backed Securities	786	Proxy Pricing	Base Price	6.650-99.600
Asset-Backed Securities	8,141	Proxy Pricing	Base Price	3.141-99,920
Common Stocks
Financials	301	Other Valuation Techniques(2)	—	—

Total	$22,588

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	55

Schedule of Investments PIMCO Strategic Income Fund, Inc.

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 294.5%

BANK LOAN OBLIGATIONS 2.6%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/30/2017		$7,338	$7,395
iHeartCommunications, Inc.
7.520% due 01/30/2019		900	734
Sequa Corp.
5.250% due 06/19/2017		485	464

Total Bank Loan Obligations (Cost $8,667)			8,593

CORPORATE BONDS & NOTES 24.4%

BANKING & FINANCE 15.3%
Barclays Bank PLC
7.625% due 11/21/2022 (i)		800	880
14.000% due 06/15/2019 (e)	GBP	1,300	1,971
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$11,482	11,582
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		2,000	2,015
Cantor Fitzgerald LP
7.875% due 10/15/2019 (i)		930	1,031
Cooperatieve Rabobank UA
11.000% due 06/30/2019 (e)		4,166	4,912
Deutsche Bank AG
4.250% due 10/14/2021 (i)		3,200	3,213
Exeter Finance Corp.
9.750% due 05/20/2019		2,400	2,279
Jefferies LoanCore LLC
6.875% due 06/01/2020 (i)		1,000	960
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (g)		4,275	4,233
Navient Corp.
8.450% due 06/15/2018 (i)		1,539	1,662
Neuberger Berman Group LLC
4.875% due 04/15/2045 (i)		1,200	954
Pinnacol Assurance
8.625% due 06/25/2034 (g)		2,600	2,599
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 (e)(i)		1,000	1,023
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022 (i)		2,000	2,179
SL Green Realty Corp.
7.750% due 03/15/2020 (i)		4,500	5,081
Spirit Realty LP
4.450% due 09/15/2026 (i)		3,300	3,111

			49,685

INDUSTRIALS 5.5%
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(f)		1,312	1,378
9.000% due 02/15/2020 ^(f)		65	68
Concordia International Corp.
9.000% due 04/01/2022		300	255
CVS Pass-Through Trust
7.507% due 01/10/2032		836	1,019
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	620	803
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^(f)		$240	86
iHeartCommunications, Inc.
9.000% due 03/01/2021		400	297
Kinder Morgan, Inc.
5.300% due 12/01/2034 (i)		1,500	1,524
7.750% due 01/15/2032 (i)		4,500	5,521
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		48	27
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (i)		1,000	1,004

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UAL Pass-Through Trust
6.636% due 01/02/2024	$1,698	$1,832
9.750% due 07/15/2018	234	235
UCP, Inc.
8.500% due 10/21/2017	3,700	3,677

		17,726

UTILITIES 3.6%
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (i)	7,150	7,615
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034 (i)	2,600	3,365
Illinois Power Generating Co.
6.300% due 04/01/2020 ^	115	41
7.950% due 06/01/2032 ^	273	98
Petrobras Global Finance BV
3.873% due 03/17/2020	150	147
5.750% due 01/20/2020	140	142
7.875% due 03/15/2019	144	155

		11,563

Total Corporate Bonds & Notes (Cost $76,025)		78,974

MUNICIPAL BONDS & NOTES 0.5%

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,685	1,525

Total Municipal Bonds & Notes (Cost $1,589)		1,525

U.S. GOVERNMENT AGENCIES 176.4%
Fannie Mae
2.072% due 08/25/2054 (a)(i)	25,995	1,617
2.500% due 12/25/2027 (a)	5,261	438
2.565% due 12/01/2030	170	174
2.699% due 09/01/2028	7	7
2.700% due 04/01/2030	1	1
2.862% due 11/01/2027	50	51
2.900% due 12/01/2028	44	46
2.933% due 03/01/2032	79	79
3.000% due 03/01/2031	60	61
4.250% due 11/25/2024 - 03/25/2033	553	588
4.500% due 09/01/2023 - 08/01/2041	286	308
4.500% due 07/25/2040 - 04/01/2041 (i)	2,195	2,314
5.000% due 12/01/2018 - 07/25/2038	279	300
5.000% due 01/25/2038 (i)	11,129	12,106
5.500% due 07/25/2024	21	23
5.500% due 11/25/2032 - 04/25/2035 (i)	7,885	8,703
5.591% due 12/25/2042	39	42
5.750% due 06/25/2033	35	39
5.807% due 08/25/2043	2,191	2,413
6.000% due 04/25/2017 - 01/25/2044	2,304	2,585
6.000% due 12/01/2032 - 06/01/2040 (i)	7,990	9,086
6.181% due 02/25/2042	614	697
6.225% due 10/25/2042	17	20
6.500% due 10/01/2018 - 11/01/2047	8,448	9,648
6.500% due 12/01/2036 - 07/01/2039 (i)	882	1,014
6.515% due 09/25/2041	583	639
6.790% due 10/25/2042	451	519
6.850% due 12/18/2027	17	19
7.000% due 05/01/2017 - 01/01/2047	1,255	1,388
7.000% due 07/01/2036 - 03/25/2045 (i)	1,334	1,514
7.500% due 12/01/2017 - 06/25/2044	1,960	2,243
7.700% due 03/25/2023	21	23

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.805% due 06/19/2041	$928	$1,026
8.000% due 09/25/2021 - 06/01/2032	369	404
8.500% due 09/25/2021 - 06/25/2030	692	778
9.458% due 05/15/2021	67	71
9.916% due 07/15/2027	34	35
Fannie Mae, TBA
3.000% due 08/01/2046 - 03/01/2047	193,000	191,312
3.500% due 06/01/2046 - 05/01/2047	234,000	239,347
4.000% due 03/01/2047	3,000	3,148
Freddie Mac
1.776% due 07/25/2032	133	146
1.981% due 11/15/2038 (a)(i)	48,082	2,911
2.048% due 05/15/2038 (a)(i)	24,390	1,961
2.116% due 09/15/2036 (a)(i)	26,438	1,484
2.272% due 08/15/2036 (a)	7,644	497
2.691% due 12/01/2026	6	6
2.749% due 09/01/2031	35	35
2.908% due 04/01/2033	3	4
5.000% due 02/15/2024	9	10
5.500% due 04/01/2039 - 06/15/2041 (i)	7,811	8,750
6.000% due 03/15/2017 - 03/15/2035	889	1,002
6.000% due 02/15/2032 (i)	2,462	2,828
6.500% due 08/01/2021 - 09/01/2047	6,034	6,838
6.500% due 06/15/2031 - 07/01/2037 (i)	3,330	3,755
6.900% due 09/15/2023	328	359
6.950% due 07/15/2021	147	157
7.000% due 06/01/2017 - 10/25/2043	3,295	3,674
7.000% due 03/15/2029 - 08/01/2036 (i)	3,135	3,521
7.500% due 05/15/2024 - 02/25/2042	1,329	1,468
7.500% due 04/01/2028 - 12/01/2030 (i)	1,478	1,719
8.000% due 08/15/2022 - 04/15/2030	306	338
8.306% due 12/25/2027	1,599	1,688
11.506% due 03/25/2025	396	465
Freddie Mac, TBA
4.000% due 11/01/2046	3,000	3,150
Ginnie Mae
6.000% due 04/15/2029 - 12/15/2038	803	917
6.000% due 07/15/2037 - 11/15/2038 (i)	1,462	1,715
6.500% due 11/20/2024 - 10/20/2038	106	114
6.500% due 04/15/2032 - 05/15/2032 (i)	708	809
7.000% due 04/15/2024 - 06/15/2026	57	61
7.500% due 02/15/2017 - 03/15/2029	831	877
8.000% due 04/15/2017 - 11/15/2022	7	8
8.500% due 05/15/2022 - 02/15/2031	11	13
9.000% due 12/15/2017 - 01/15/2020	91	93
Ginnie Mae, TBA
4.000% due 09/01/2046	20,000	21,226
Small Business Administration
4.625% due 02/01/2025	149	157
5.510% due 11/01/2027	496	542
5.780% due 08/01/2027	47	52
5.820% due 07/01/2027	52	57
6.300% due 06/01/2018	21	22
7.200% due 06/01/2017	1	1
Vendee Mortgage Trust
6.500% due 03/15/2029	189	214
6.750% due 02/15/2026 - 06/15/2026	128	144
7.500% due 09/15/2030	2,777	3,281

Total U.S. Government Agencies (Cost $575,816)		571,895

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 19.6%
U.S. Treasury Notes
2.000% due 08/15/2025 (i)(k)		$65,700	$63,563

Total U.S. Treasury Obligations (Cost $64,990)			63,563

NON-AGENCY MORTGAGE-BACKED SECURITIES 43.4%
Adjustable Rate Mortgage Trust
2.936% due 07/25/2035		791	721
3.255% due 08/25/2035		1,928	1,846
Banc of America Mortgage Trust
2.961% due 02/25/2035		28	28
Banc of America Re-REMIC Trust
5.686% due 04/24/2049		2,833	2,840
Bancorp Commercial Mortgage Trust
6.741% due 11/15/2033		4,500	4,517
BCAP LLC Trust
0.762% due 07/26/2036		211	163
3.048% due 10/26/2036		2,925	2,595
3.073% due 10/26/2033		130	113
3.075% due 06/26/2035		43	39
Bear Stearns ALT-A Trust
3.184% due 08/25/2036 ^		455	334
Bear Stearns Commercial Mortgage Securities Trust
5.606% due 12/11/2040		5,729	5,457
7.000% due 05/20/2030		988	1,013
Celtic Residential Irish Mortgage Securitisation PLC
0.000% due 11/13/2047	EUR	5,602	5,854
0.636% due 12/14/2048	GBP	5,063	6,194
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033		$4	4
Commercial Mortgage Loan Trust
6.095% due 12/10/2049		805	510
Countrywide Alternative Loan Trust
0.966% due 07/25/2046 ^		2,422	1,780
5.500% due 05/25/2022 ^		37	27
6.500% due 07/25/2035 ^		782	531
Countrywide Home Loan Mortgage Pass-Through Trust
1.396% due 03/25/2035		2,406	1,836
2.626% due 03/25/2046 ^		3,763	2,177
3.206% due 08/25/2034		754	689
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		1,358	1,374
7.500% due 06/25/2035 ^		236	242
Credit Suisse Commercial Mortgage Trust
5.695% due 09/15/2040		1,522	1,544
Credit Suisse First Boston Mortgage Securities Corp.
1.906% due 03/25/2034 ^		421	411
Credit Suisse First Boston Mortgage-Backed Trust
7.000% due 02/25/2034		548	601
Credit Suisse Mortgage Capital Certificates
6.500% due 03/25/2036 ^		1,227	731
Emerald Mortgages PLC
0.000% due 07/15/2048	EUR	2,983	3,080
Epic Drummond Ltd.
0.000% due 01/25/2022		914	952
Eurosail PLC
1.977% due 09/13/2045	GBP	1,751	1,711
2.627% due 09/13/2045		1,251	1,168
4.227% due 09/13/2045		1,063	976
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049		$5,000	5,007
GMAC Mortgage Corp. Loan Trust
3.699% due 08/19/2034		154	148
GSAA Trust
6.000% due 04/01/2034		1,198	1,246
GSMPS Mortgage Loan Trust
6.361% due 06/19/2027		46	45
7.000% due 06/25/2043		3,082	3,267
8.000% due 09/19/2027		652	670
GSR Mortgage Loan Trust
1.086% due 12/25/2034		495	445
2.220% due 03/25/2033		3	3
6.500% due 01/25/2034		311	323

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Commercial Mortgage-Backed Securities Trust
5.716% due 03/18/2051		$4,000	$4,021
JPMorgan Mortgage Trust
3.016% due 10/25/2036 ^		3,178	2,994
5.500% due 08/25/2022 ^		31	30
5.500% due 06/25/2037 ^		588	581
Lehman XS Trust
1.434% due 09/25/2047		6,630	5,481
MASTR Adjustable Rate Mortgages Trust
3.307% due 10/25/2034		1,174	1,038
MASTR Alternative Loan Trust
6.250% due 07/25/2036		487	416
6.500% due 03/25/2034		954	1,018
7.000% due 04/25/2034		66	71
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		4,564	4,521
7.500% due 07/25/2035		2,435	2,475
Merrill Lynch Mortgage Trust
5.826% due 06/12/2050		5,100	4,953
Morgan Stanley Capital Trust
5.690% due 04/15/2049		6,041	5,924
Morgan Stanley Resecuritization Trust
2.658% due 12/26/2046		7,956	5,749
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		1,240	1,273
7.500% due 03/25/2034 ^		3,332	3,100
7.500% due 10/25/2034 ^		3,721	3,942
Newgate Funding PLC
0.934% due 12/15/2050	EUR	2,451	2,219
1.184% due 12/15/2050		2,451	2,105
1.373% due 12/15/2050	GBP	3,375	3,786
1.623% due 12/15/2050		2,772	3,022
RBSSP Resecuritization Trust
6.000% due 02/26/2037		$4,790	3,705
6.250% due 12/26/2036		6,479	4,036
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2035 ^		2,033	1,851
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		583	680
8.500% due 11/25/2031		956	949
Structured Asset Mortgage Investments Trust
2.067% due 08/25/2047 ^		3,595	3,039
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,284	2,889
WaMu Mortgage Pass-Through Certificates Trust
2.720% due 05/25/2035 (i)		348	348
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		172	188
7.500% due 04/25/2033		505	541
Wells Fargo Mortgage-Backed Securities Trust
3.010% due 06/25/2035		359	371
3.083% due 04/25/2036 ^		43	42

Total Non-Agency Mortgage-Backed Securities (Cost $135,159)			140,570

ASSET-BACKED SECURITIES 17.8%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		209	66
Airspeed Ltd.
0.974% due 06/15/2032		1,966	1,539
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.281% due 11/25/2032 ^		251	8
Bear Stearns Asset-Backed Securities Trust
0.953% due 09/25/2034		693	615
Citigroup Mortgage Loan Trust, Inc.
0.916% due 12/25/2036		5,469	3,401
0.976% due 12/25/2036		2,795	1,512
1.016% due 03/25/2037 (i)		6,980	5,363
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		1,672	1,216
7.970% due 05/01/2032		269	155

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Conseco Financial Corp.
6.530% due 02/01/2031	$153	$152
7.050% due 01/15/2027	169	178
Countrywide Asset-Backed Certificates
0.886% due 12/25/2036 ^	3,909	3,866
0.896% due 06/25/2047 ^(i)	9,855	7,148
0.956% due 06/25/2037 ^	2,772	2,049
0.956% due 06/25/2047	7,039	5,425
1.046% due 06/25/2037 (i)	8,449	5,929
4.825% due 07/25/2036 (i)	11,700	11,640
Countrywide Asset-Backed Certificates Trust
2.234% due 11/25/2034	2,297	1,221
Credit-Based Asset Servicing and Securitization LLC
6.020% due 12/25/2037	745	776
Greenpoint Manufactured Housing
8.300% due 10/15/2026	814	896
National Collegiate Commutation Trust
0.000% due 03/25/2038	10,400	4,620
Oakwood Mortgage Investors, Inc.
0.934% due 06/15/2032	21	19
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	21	17

Total Asset-Backed Securities (Cost $58,017)		57,811

SOVEREIGN ISSUES 0.1%
Costa Rica Government International Bond
7.000% due 04/04/2044	500	459

Total Sovereign Issues (Cost $500)		459

	SHARES
COMMON STOCKS 0.1%

ENERGY 0.1%
SemGroup Corp. ‘A’	7,966	333

Total Common Stocks (Cost $221)		333

SHORT-TERM INSTRUMENTS 9.6%

REPURCHASE AGREEMENTS (h) 1.7%
		5,372

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 3.4%
Federal Home Loan Bank
0.487% due 01/23/2017 (c)(d)	$900	900
0.497% due 01/04/2017 (c)(d)	1,400	1,400
0.507% due 01/12/2017 - 01/25/2017 (c)(d)	7,100	7,098
0.528% due 02/01/2017 (c)(d)	1,700	1,699

		11,097

U.S. TREASURY BILLS 4.5%
0.451% due 01/12/2017 - 03/09/2017 (b)(c)(i)(m)	14,634	14,628

Total Short-Term Instruments (Cost $31,097)		31,097

Total Investments in Securities (Cost $952,081)		954,820

Total Investments 294.5% (Cost $952,081)		$954,820

Financial Derivative Instruments (j)(l) (0.3)% (Cost or Premiums, net $(695))		(909)

Other Assets and Liabilities, net (194.2)%		(629,651)

Net Assets 100.0%		$324,260

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	57

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	12.000%	08/08/2019	08/07/2014	$4,226	$4,233	1.31%
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	2,600	2,599	0.80

				$6,826	$6,832	2.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.400%	12/30/2016	01/03/2017	$2,300	U.S. Treasury Bonds 2.875% due 05/15/2043	$(2,403)	$2,300	$2,300
JPS	0.610	12/30/2016	01/03/2017	900	Ginnie Mae 3.000% due 04/20/2046	(948)	900	900
SSB	0.010	12/30/2016	01/03/2017	2,172	U.S. Treasury Notes 1.000% due 05/15/2018(2)	(2,216)	2,172	2,172

Total Repurchase Agreements						$(5,567)	$5,372	$5,372

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BPS	1.200%	11/14/2016	01/13/2017	$(18,745)	$(18,776)
	1.270	10/13/2016	01/13/2017	(5,282)	(5,297)
	1.280	10/18/2016	01/18/2017	(3,470)	(3,480)
	1.290	10/31/2016	01/31/2017	(3,032)	(3,039)
	1.330	12/08/2016	03/08/2017	(4,771)	(4,776)
	1.370	12/02/2016	03/02/2017	(3,014)	(3,018)
	1.376	11/14/2016	01/13/2017	(16,390)	(16,421)
	1.580	10/27/2016	01/27/2017	(10,537)	(10,569)
	1.600	11/10/2016	02/10/2017	(2,592)	(2,598)
	1.600	11/14/2016	01/13/2017	(11,339)	(11,364)
	1.690	10/31/2016	01/31/2017	(1,462)	(1,466)
	1.700	10/31/2016	01/31/2017	(2,342)	(2,349)
	2.386	10/31/2016	01/31/2017	(9,371)	(9,411)
	2.513	12/13/2016	03/16/2017	(9,019)	(9,032)
	2.840	11/28/2016	05/26/2017	(4,723)	(4,736)
JML	1.650	12/05/2016	01/10/2017	(6,013)	(6,021)
	1.650	12/06/2016	01/10/2017	(2,446)	(2,449)
	1.650	12/13/2016	01/10/2017	(1,771)	(1,773)
UBS	1.850	12/28/2016	03/14/2017	(825)	(825)

Total Reverse Repurchase Agreements					$(117,400)

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions
MSC	1.010%	12/13/2016	01/03/2017	$(52,944)	$(52,975)

Total Sale-Buyback Transactions					$(52,975)

MORTGAGE DOLLAR ROLLS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Received	Amount Borrowed(3)
BOS	2.163%	01/18/2017	02/12/2017	$3,980	$(3,980)
FOB	2.055	01/18/2017	02/12/2017	28,671	(28,671)
	2.109	01/18/2017	02/12/2017	14,704	(14,704)
	2.163	01/18/2017	02/12/2017	74,467	(74,467)
	2.218	01/18/2017	02/12/2017	5,067	(5,067)
	2.272	01/18/2017	02/12/2017	167,791	(167,791)
GSC	2.272	01/18/2017	02/12/2017	30,376	(30,376)
MSC	2.055	01/18/2017	02/12/2017	3,124	(3,124)
	2.272	01/18/2017	02/12/2017	10,129	(10,129)

Total Mortgage Dollar Rolls				$338,309	$(338,309)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(560,962) at a weighted average interest rate of 1.578%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2016:

(i)	Securities with an aggregate market value of $188,425 and cash of $1,750 have been pledged as collateral under the terms of the following master agreements as of December 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Receivable for Mortgage Dollar Rolls	Payable for Mortgage Dollar Rolls	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$2,300	$0	$0	$0	$0	$2,300	$(2,403)	$(103)
BPS	0	(106,332)	0	0	0	(106,332)	123,288	16,956
JML	0	(10,243)	0	0	0	(10,243)	13,159	2,916
JPS	900	0	0	0	0	900	(948)	(48)
SSB	2,172	0	0	0	0	2,172	(2,216)	(44)
UBS	0	(825)	0	0	0	(825)	1,023	198

Master Securities Forward Transaction Agreement
BOS	0	0	0	3,980	(3,980)	0	0	0
FOB	0	0	0	290,700	(290,700)	0	0	0
GSC	0	0	0	30,376	(30,376)	0	0	0
MSC	0	0	(52,975)	13,253	(13,253)	(52,975)	52,706	(269)

Total Borrowings and Other Financing Transactions	$5,372	$(117,400)	$(52,975)	$338,309	$(338,309)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(19,020)	$(15,473)	$0	$(34,493)
U.S. Government Agencies	0	(57,130)	(2,598)	0	(59,728)
Asset-Backed Securities	0	0	(18,443)	(4,736)	(23,179)

Total	$0	$(76,150)	$(36,514)	$(4,736)	$(117,400)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	59

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(52,975)	$0	$0	$(52,975)

Total	$0	$(52,975)	$0	$0	$(52,975)

Total Borrowings	$0	$(129,125)	$(36,514)	$(4,736)	$(170,375)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(170,375)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note March Futures	Long	03/2017	138	$(30)	$9	$0

Total Futures Contracts				$(30)	$9	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	1-Year BRL-CDI	15.590%	01/04/2021	BRL 7,200	$248	$10	$0	$(3)
Pay	3-Month CAD-Bank Bill	3.300	06/19/2024	CAD 11,200	970	450	26	0
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044	3,800	(709)	(576)	0	(33)
Pay	3-Month USD-LIBOR	2.500	06/17/2022	$ 31,500	780	(54)	46	0
Receive	3-Month USD-LIBOR	1.750	12/21/2023	65,200	1,724	3,486	0	(134)
Receive	3-Month USD-LIBOR	1.750	12/21/2026	84,800	4,545	6,382	0	(284)
Receive*	3-Month USD-LIBOR	1.500	06/21/2027	7,000	585	(21)	0	(24)
Receive	3-Month USD-LIBOR	2.250	12/21/2046	51,640	4,211	8,645	0	(437)

					$12,354	$18,322	$72	$(915)

Total Swap Agreements					$12,354	$18,322	$72	$(915)

*	This instrument has a forward starting effective date. See Note 2(a) in the Notes to Financial Statements for further information.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2016:

(k)	Securities with an aggregate market value of $10,857 and cash of $3,743 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$9	$72	$81	$0	$0	$(915)	$(915)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2017	BRL	838		$245	$0	$(13)
	01/2017		$772	BRL	2,515	1	0
	01/2017		14,000	EUR	13,461	172	0
	02/2017	EUR	13,461		$14,019	0	(172)
BPS	01/2017		13,752		14,590	112	0
	01/2017	GBP	16,170		20,205	275	0
CBK	01/2017		$501	EUR	473	1	(4)

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	01/2017		$467	GBP	375	$0	$(5)
IND	01/2017		19,558		15,975	131	0
	02/2017	GBP	15,975		$19,571	0	(132)
RBC	01/2017		129		160	1	0
SCX	01/2017	BRL	838		257	0	0
	01/2017	CAD	171		129	2	0
	01/2017	EUR	182		194	3	0
	01/2017		$256	BRL	838	1	0
	02/2017	BRL	838		$254	0	(2)
SOG	01/2017	GBP	51		64	2	0

Total Forward Foreign Currency Contracts						$701	$(328)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.000% due 03/01/2047	$64.000	03/06/2017	$ 50,000	$2	$0
FAR	Put - OTC Fannie Mae, TBA 3.000% due 01/01/2047	80.000	01/11/2017	61,000	2	0
	Put - OTC Fannie Mae, TBA 3.000% due 02/01/2047	78.000	02/06/2017	66,000	2	0
	Put - OTC Fannie Mae, TBA 3.500% due 01/01/2047	84.000	01/11/2017	67,000	3	0
	Put - OTC Fannie Mae, TBA 3.500% due 02/01/2047	82.000	02/06/2017	118,000	5	0

					$14	$0

Total Purchased Options					$14	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016(2)	Notional Amount(3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Indonesia Government International Bond	1.000%	06/20/2019	0.830%	$ 100	$(3)	$3	$0	$0
BPS	Petrobras Global Finance BV	1.000	12/20/2019	3.483	3,100	(306)	92	0	(214)
DUB	Indonesia Government International Bond	1.000	06/20/2019	0.830	300	(11)	12	1	0
GST	Petrobras Global Finance BV	1.000	09/20/2020	4.072	10	(1)	0	0	(1)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	3.483	3,400	(338)	103	0	(235)
JPM	Indonesia Government International Bond	1.000	06/20/2019	0.830	800	(27)	31	4	0
	Russia Government International Bond	1.000	12/20/2020	1.403	200	(23)	20	0	(3)

						$(709)	$261	$5	$(453)

Total Swap Agreements						$(709)	$261	$5	$(453)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	61

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2016:

(m)	Securities with an aggregate market value of $406 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$173	$0	$0	$173	$(185)	$0	$0	$(185)	$(12)	$0	$(12)
BPS	387	0	0	387	0	0	(214)	(214)	173	(300)	(127)
CBK	1	0	0	1	(4)	0	0	(4)	(3)	0	(3)
DUB	0	0	1	1	0	0	0	0	1	0	1
GLM	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
GST	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
HUS	0	0	0	0	0	0	(235)	(235)	(235)	406	171
IND	131	0	0	131	(132)	0	0	(132)	(1)	0	(1)
JPM	0	0	4	4	0	0	(3)	(3)	1	0	1
RBC	1	0	0	1	0	0	0	0	1	0	1
SCX	6	0	0	6	(2)	0	0	(2)	4	0	4
SOG	2	0	0	2	0	0	0	0	2	0	2

Total Over the Counter	$701	$0	$5	$706	$(328)	$0	$(453)	$(781)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	0	0	0	72	72

	$0	$0	$0	$0	$81	$81

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$701	$0	$701
Swap Agreements	0	5	0	0	0	5

	$0	$5	$0	$701	$0	$706

	$0	$5	$0	$701	$81	$787

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$915	$915

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$328	$0	$328
Swap Agreements	0	453	0	0	0	453

	$0	$453	$0	$328	$0	$781

	$0	$453	$0	$328	$915	$1,696

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(41)	$(41)
Swap Agreements	0	0	0	0	(9,414)	(9,414)

	$0	$0	$0	$0	$(9,455)	$(9,455)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,192	$0	$3,192
Purchased Options	0	0	0	0	(20)	(20)
Swap Agreements	0	40	0	0	238	278

	$0	$40	$0	$3,192	$218	$3,450

	$0	$40	$0	$3,192	$(9,237)	$(6,005)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(240)	$(240)
Swap Agreements	0	0	0	0	27,975	27,975

	$0	$0	$0	$0	$27,735	$27,735

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(810)	$0	$(810)
Purchased Options	0	0	0	0	(5)	(5)
Swap Agreements	0	524	0	0	(230)	294

	$0	$524	$0	$(810)	$(235)	$(521)

	$0	$524	$0	$(810)	$27,500	$27,214

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$8,593	$0	$8,593
Corporate Bonds & Notes
Banking & Finance	0	40,574	9,111	49,685
Industrials	0	14,049	3,677	17,726
Utilities	0	11,563	0	11,563
Municipal Bonds & Notes
West Virginia	0	1,525	0	1,525
U.S. Government Agencies	0	571,895	0	571,895
U.S. Treasury Obligations	0	63,563	0	63,563
Non-Agency Mortgage-Backed Securities	0	140,570	0	140,570
Asset-Backed Securities	0	53,191	4,620	57,811
Sovereign Issues	0	459	0	459
Common Stocks
Energy	333	0	0	333
Short-Term Instruments
Repurchase Agreements	0	5,372	0	5,372
Short-Term Notes	0	11,097	0	11,097
U.S. Treasury Bills	0	14,628	0	14,628

Total Investments	$333	$937,079	$17,408	$954,820

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$9	$72	$0	$81
Over the counter	0	706	0	706

	$9	$778	$0	$787

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(915)	0	(915)
Over the counter	0	(781)	0	(781)

	$0	$(1,696)	$0	$(1,696)

Total Financial Derivative Instruments	$9	$(918)	$0	$(909)

Totals	$342	$936,161	$17,408	$953,911

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	63

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)

December 31, 2016 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$9,149	$0	$(28)	$13	$0	$(23)	$0	$0	$9,111	$(25)
Industrials	3,725	0	0	2	0	(50)	0	0	3,677	(50)
Asset-Backed Securities	0	4,524	0	80	0	16	0	0	4,620	16

Totals	$12,874	$4,524	$(28)	$95	$0	$(57)	$0	$0	$17,408	$(59)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$2,599	Proxy Pricing	Base Price	102.67
	6,512	Reference Instrument	Spread movement	63.96-170 bps
Industrials	3,677	Proxy Pricing	Base Price	99.50
Asset-Backed Securities	4,620	Proxy Pricing	Base Price	43.50-45.50

Total	$17,408

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

64	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund

December 31, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.7%

BANK LOAN OBLIGATIONS 2.7%
Ancestry.com, Inc.
9.250% due 10/19/2024		$7,100	$7,266
iHeartCommunications, Inc.
7.520% due 01/30/2019		24,775	20,212
OGX
13.000% due 04/10/2049 ^		2,107	986
Rackspace Hosting, Inc.
4.500% due 11/03/2023		11,800	11,953
Save-A-Lot
7.000% due 11/29/2023		12,000	11,963
Sequa Corp.
5.250% due 06/19/2017		28,772	27,540

Total Bank Loan Obligations (Cost $85,091)			79,920

CORPORATE BONDS & NOTES 36.1%

BANKING & FINANCE 13.5%
AGFC Capital Trust
6.000% due 01/15/2067 (k)		20,300	10,150
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	6,900	2,070
4.000% due 01/21/2019 ^		15,000	4,500
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (g)(k)		3,700	3,938
Barclays Bank PLC
7.625% due 11/21/2022 (k)		$4,500	4,947
Barclays PLC
6.500% due 09/15/2019 (g)	EUR	100	103
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$92,893	93,706
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		100	100
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023		2,330	2,481
Credit Agricole S.A.
7.500% due 06/23/2026 (g)(k)	GBP	20,900	25,844
Exeter Finance Corp.
9.750% due 05/20/2019		$21,900	20,798
Jefferies Finance LLC
6.875% due 04/15/2022		1,200	1,164
7.500% due 04/15/2021 (k)		16,104	16,003
Jefferies LoanCore LLC
6.875% due 06/01/2020 (k)		6,400	6,144
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (i)		38,950	38,569
Legg Mason PT
7.130% due 01/10/2021		11,348	11,595
8.600% due 08/10/2021		6,610	7,091
Nationwide Building Society
10.250% due 06/29/2049 (g)	GBP	62	10,127
Navient Corp.
8.000% due 03/25/2020 (k)		$9,500	10,563
Novo Banco S.A.
5.000% due 05/21/2019	EUR	1,500	1,090
OneMain Financial Holdings LLC
6.750% due 12/15/2019 (k)		$7,532	7,880
Pinnacol Assurance
8.625% due 06/25/2034 (i)		23,200	23,191
Rio Oil Finance Trust
9.250% due 07/06/2024 (k)		17,220	16,273
9.250% due 07/06/2024		1,102	1,042
9.750% due 01/06/2027 (k)		3,051	2,822
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)(k)		36,143	34,336
8.000% due 08/10/2025 (g)(k)		6,627	6,362
8.625% due 08/15/2021 (g)		1,500	1,534
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		1,900	2,070
6.125% due 02/07/2022 (k)		6,500	7,081

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Springleaf Finance Corp.
7.750% due 10/01/2021		$3,650	$3,864
8.250% due 12/15/2020 (k)		4,090	4,458
TIG FinCo PLC
8.500% due 03/02/2020 (k)	GBP	3,318	4,206
8.750% due 04/02/2020		1,100	1,257
UBS Group AG
5.750% due 02/19/2022 (g)(k)	EUR	3,600	4,002
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020 (k)		$2,100	2,275
6.902% due 07/09/2020		700	758

			394,394

INDUSTRIALS 16.3%
Altice Financing S.A.
7.500% due 05/15/2026 (k)		11,300	11,780
Altice Luxembourg S.A.
7.250% due 05/15/2022 (k)	EUR	3,627	4,095
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(k)		$28,642	26,995
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(h)		70,792	74,332
9.000% due 02/15/2020 ^(h)		4,457	4,638
11.250% due 06/01/2017 ^(h)		5,016	5,129
Carlson Travel, Inc.
6.750% due 12/15/2023		750	782
Chesapeake Energy Corp.
4.130% due 04/15/2019		134	135
6.250% due 01/15/2017	EUR	17,100	17,971
Concordia International Corp.
9.000% due 04/01/2022 (k)		$2,700	2,298
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (k)		13,000	12,805
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (k)		6,500	6,329
Enterprise Inns PLC
6.875% due 05/09/2025 (k)	GBP	2,210	2,861
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^(h)		$8,140	2,930
Harvest Operations Corp.
2.330% due 04/14/2021 (k)		20,638	20,255
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	6,400	6,686
5.014% due 12/27/2017		800	824
iHeartCommunications, Inc.
9.000% due 03/01/2021 (k)		$36,570	27,199
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		15,815	5,259
8.125% due 06/01/2023		1,289	409
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (k)		40,120	36,108
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		3,200	2,800
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		18,266	10,138
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	5,560	6,092
OGX Austria GmbH
8.375% due 04/01/2022 ^		$6,000	0
8.500% due 06/01/2018 ^		48,450	1
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (k)		7,905	7,035
Petroleos de Venezuela S.A.
6.000% due 11/15/2026		1,070	415
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (k)		3,755	4,098
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	140
Safeway, Inc.
7.250% due 02/01/2031 (k)		$1,200	1,174
Sequa Corp.
7.000% due 12/15/2017		24,447	13,690

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SFR Group S.A.
7.375% due 05/01/2026 (k)		$4,700	$4,818
Southern Co.
5.500% due 03/15/2057		2,710	2,740
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (k)		60,430	60,657
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (c)(k)		3,600	3,591
Tembec Industries, Inc.
9.000% due 12/15/2019 (k)		14,600	13,724
UCP, Inc.
8.500% due 10/21/2017		23,300	23,158
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (k)	GBP	7,690	10,063
7.395% due 03/28/2024 (k)		3,700	4,771
Westmoreland Coal Co.
8.750% due 01/01/2022 (k)		$32,972	30,252
Yellowstone Energy LP
5.750% due 12/31/2026		4,311	4,340

			473,517

UTILITIES 6.3%
Frontier Communications Corp.
11.000% due 09/15/2025		2,880	2,984
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (k)		5,400	5,355
6.000% due 11/27/2023 (k)		35,500	37,808
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021 (k)		2,525	2,732
6.510% due 03/07/2022		400	443
7.288% due 08/16/2037 (k)		1,388	1,585
8.625% due 04/28/2034 (k)		2,725	3,527
Illinois Power Generating Co.
6.300% due 04/01/2020 ^		34,047	12,257
7.950% due 06/01/2032 ^		31,789	11,444
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		3,504	1,603
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (i)		769	229
6.750% due 10/01/2023 (i)		23,755	6,533
Petrobras Global Finance BV
3.250% due 04/01/2019	EUR	200	216
3.873% due 03/17/2020 (k)		$5,000	4,900
5.375% due 10/01/2029 (k)	GBP	2,320	2,368
5.750% due 01/20/2020 (k)		$10,615	10,774
6.250% due 12/14/2026 (k)	GBP	6,398	7,396
6.625% due 01/16/2034 (k)		11,017	11,888
7.875% due 03/15/2019 (k)		$7,877	8,463
Sierra Hamilton LLC
12.250% due 12/15/2018 (k)		30,000	19,650
Sprint Capital Corp.
6.900% due 05/01/2019 (k)		3,550	3,767
Sprint Communications, Inc.
7.000% due 08/15/2020 (k)		9,850	10,467
Sprint Corp.
7.125% due 06/15/2024 (k)		16,313	16,843
7.875% due 09/15/2023		1,446	1,547

			184,779

Total Corporate Bonds & Notes (Cost $1,209,669)			1,052,690

MUNICIPAL BONDS & NOTES 0.7%

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,390	1,368

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2005
6.500% due 09/01/2036		6,635	6,521

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	65

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	$95	$76

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	14,360	12,995

Total Municipal Bonds & Notes (Cost $20,354)		20,960

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
3.000% due 01/25/2042 (a)(k)	1,443	149
3.500% due 08/25/2032 (a)(k)	3,138	460
5.244% due 08/25/2038 (a)(k)	1,706	242
5.394% due 02/25/2043 (a)(k)	6,411	996
5.884% due 12/25/2036 (a)(k)	5,081	925
7.336% due 10/25/2042 (k)	2,795	3,009
Freddie Mac
4.000% due 03/15/2027 (a)(k)	1,406	174
5.406% due 10/25/2028	4,600	4,910
5.496% due 09/15/2042 (a)(k)	2,219	301
5.796% due 12/15/2034 (a)	2,578	191
9.756% due 03/25/2029	4,800	4,808
11.256% due 10/25/2028	1,000	1,131
11.506% due 03/25/2025	7,271	8,541
Ginnie Mae
3.500% due 06/20/2042 (a)(k)	1,542	237
5.381% due 08/20/2042 (a)(k)	4,052	824
5.511% due 12/20/2040 (a)(k)	3,920	616
5.993% due 08/16/2039 (a)(k)	4,750	514

Total U.S. Government Agencies (Cost $26,439)		28,028

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
0.875% due 01/31/2017	10,600	10,604

Total U.S. Treasury Obligations (Cost $10,603)		10,604

NON-AGENCY MORTGAGE-BACKED SECURITIES 48.9%
Adjustable Rate Mortgage Trust
0.906% due 03/25/2037	2,623	1,985
1.016% due 03/25/2036	7,407	4,597
3.589% due 03/25/2037 (k)	5,976	4,802
5.044% due 11/25/2037 ^(k)	1,655	1,207
American Home Mortgage Investment Trust
6.600% due 01/25/2037	5,460	3,016
ASG Resecuritization Trust
6.000% due 06/28/2037 (k)	47,049	34,016
Banc of America Alternative Loan Trust
6.000% due 07/25/2035 ^	180	172
6.000% due 04/25/2036	1,812	1,486
6.000% due 07/25/2046 ^	2,202	1,931
6.500% due 02/25/2036 ^	4,021	3,773
15.277% due 09/25/2035 ^	530	584
Banc of America Commercial Mortgage Trust
5.548% due 06/10/2049	5,697	5,716
5.695% due 07/10/2046 (k)	7,041	7,029
Banc of America Funding Trust
0.966% due 04/25/2037 ^	3,019	2,056
3.000% due 09/20/2046	3,911	3,267
3.277% due 09/20/2047 ^	746	563
3.302% due 04/20/2035 ^	4,719	3,485
3.368% due 09/20/2037	1,326	912
4.679% due 08/26/2036	6,105	4,467
6.000% due 10/25/2037 ^	6,458	4,782
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^	2,672	2,270
5.750% due 05/25/2037 ^(k)	1,876	1,429
6.000% due 10/25/2036 ^	324	279

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bayview Commercial Asset Trust
0.976% due 03/25/2037	$304	$271
0.986% due 12/25/2036	475	412
1.186% due 08/25/2034	227	210
BCAP LLC Trust
0.764% due 05/26/2036	6,264	3,471
0.814% due 02/26/2037 (k)	19,447	11,730
1.084% due 05/26/2035	7,540	4,175
1.241% due 02/26/2047 (k)	21,989	12,866
3.001% due 03/26/2037	3,462	2,868
3.235% due 07/26/2036	5,705	5,286
3.240% due 07/26/2036	1,504	1,227
3.629% due 03/27/2037	9,012	6,427
5.500% due 12/26/2035 (k)	14,965	12,040
6.071% due 10/26/2037	4,795	4,375
7.202% due 06/26/2037	8,216	7,668
7.712% due 11/26/2035	2,805	2,939
8.493% due 07/26/2036	824	806
14.796% due 01/26/2036	12,883	2,852
Bear Stearns Adjustable Rate Mortgage Trust
2.991% due 02/25/2036 ^	1,823	1,540
Bear Stearns ALT-A Trust
1.096% due 08/25/2036 (k)	44,140	37,777
1.256% due 01/25/2036 ^(k)	13,711	12,163
1.881% due 03/25/2035 (k)	7,698	5,927
2.684% due 04/25/2037 (k)	9,158	7,776
2.834% due 03/25/2036	3,401	2,347
3.194% due 08/25/2046	6,394	4,936
3.223% due 12/25/2046 ^	8,321	6,004
3.235% due 07/25/2036 (k)	64,800	35,971
3.515% due 09/25/2035 ^	9,292	7,006
Bear Stearns Asset-Backed Securities Trust
6.000% due 12/25/2035 ^	823	724
Bear Stearns Commercial Mortgage Securities Trust
5.273% due 12/11/2038 (k)	6,655	6,671
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036	6,250	5,999
Citigroup Mortgage Loan Trust, Inc.
2.665% due 03/25/2037	5,715	4,777
2.713% due 08/25/2037	5,274	3,903
3.053% due 07/25/2036 ^	4,120	3,011
3.109% due 08/25/2034	6,115	4,562
3.172% due 03/25/2037 ^	3,696	3,178
3.382% due 04/25/2037 ^	1,009	816
5.500% due 12/25/2035	5,012	4,053
6.500% due 09/25/2036	1,906	1,464
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 (k)	11,001	9,590
Commercial Mortgage Loan Trust
6.095% due 12/10/2049 (k)	7,131	4,517
Commercial Mortgage Trust
4.000% due 07/10/2046	8,000	6,063
5.377% due 12/10/2046 (k)	10,400	10,377
5.758% due 07/10/2038 (k)	10,700	9,074
Countrywide Alternative Loan Resecuritization Trust
2.856% due 03/25/2047	5,257	5,018
7.000% due 01/25/2037	6,668	3,229
Countrywide Alternative Loan Trust
0.929% due 03/20/2047	1,068	744
0.936% due 05/25/2036 (k)	29,470	20,059
0.966% due 08/25/2047 ^	2,344	1,919
0.976% due 05/25/2047 (k)	21,710	10,795
0.986% due 03/25/2036 (k)	27,229	20,478
1.016% due 07/25/2036 (k)	12,012	8,983
1.039% due 11/20/2035	282	226
1.456% due 10/25/2035 ^(k)	1,613	1,218
1.877% due 07/20/2035 ^(k)	18,645	13,877
2.943% due 05/25/2036 (k)	10,741	8,524
5.500% due 11/25/2035	3,183	2,369
5.500% due 02/25/2036 ^	2,185	1,893
5.500% due 02/25/2036	2,457	2,165
5.500% due 05/25/2036 ^(k)	2,624	2,459
5.500% due 05/25/2036 (k)	8,092	7,584
5.500% due 05/25/2037	2,399	2,071
6.000% due 03/25/2035 ^(k)	606	492
6.000% due 04/25/2036 (k)	946	700
6.000% due 01/25/2037 ^	1,865	1,794
6.000% due 02/25/2037 (k)	6,771	5,931

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/25/2037 ^		$2,494	$1,735
6.000% due 04/25/2037 ^		8,294	5,909
6.000% due 08/25/2037 ^(k)		15,946	12,629
6.000% due 08/25/2037		4,452	3,526
6.250% due 12/25/2036 ^		922	684
17.721% due 07/25/2035		176	212
Countrywide Asset-Backed Certificates
0.996% due 04/25/2036		975	647
Countrywide Home Loan Mortgage Pass-Through Trust
2.626% due 03/25/2046 ^(k)		81,022	46,870
2.935% due 05/20/2036 ^		3,927	3,141
Credit Suisse Commercial Mortgage Trust
5.685% due 02/15/2039		3,410	3,178
Credit Suisse First Boston Mortgage Securities Corp.
4.952% due 07/15/2037 (k)		4,620	4,317
6.000% due 01/25/2036		443	338
Credit Suisse Mortgage Capital Certificates
2.448% due 12/29/2037		5,389	3,738
2.582% due 11/25/2037		10,890	6,187
2.758% due 05/27/2036		14,671	9,838
2.850% due 10/26/2036 (k)		22,284	17,083
3.024% due 09/26/2047		25,999	13,804
3.067% due 04/28/2037		7,125	5,306
3.244% due 05/26/2036		9,325	5,736
5.750% due 05/26/2037 (k)		32,140	29,191
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		2,939	2,205
6.000% due 07/25/2036 (k)		530	405
6.500% due 05/25/2036 ^		4,095	2,982
DBUBS Mortgage Trust
4.652% due 11/10/2046		19,203	13,076
Debussy PLC
5.930% due 07/12/2025 (k)	GBP	55,000	67,070
8.250% due 07/12/2025		10,000	11,147
Deutsche ALT-A Securities, Inc.
1.056% due 04/25/2037		$10,413	5,468
5.500% due 12/25/2035 ^(k)		1,035	871
Epic Drummond Ltd.
0.000% due 01/25/2022 (k)	EUR	39,096	40,717
Eurosail PLC
1.977% due 09/13/2045	GBP	15,406	15,052
2.627% due 09/13/2045		10,990	10,265
4.227% due 09/13/2045		9,132	8,386
First Horizon Alternative Mortgage Securities Trust
0.000% due 02/25/2020 (b)(e)		$19	18
0.000% due 05/25/2020 (b)(e)		26	22
0.000% due 06/25/2020 ^(b)(e)		12	12
0.000% due 03/25/2035 (b)(e)		158	123
First Horizon Mortgage Pass-Through Trust
3.068% due 05/25/2037 ^(k)		9,953	8,201
Fondo de Titulizacion de Activos UCI
0.000% due 06/16/2049	EUR	3,996	3,474
GC Pastor Hipotecario FTA
0.000% due 06/21/2046		14,045	11,238
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 (k)		$44,200	44,263
Greenwich Capital Commercial Funding Corp. Trust
6.361% due 06/10/2036		2,850	2,860
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	7,026	5,602
GS Mortgage Securities Trust
5.647% due 04/10/2038		$1,518	1,517
GSC Capital Corp. Mortgage Trust
0.936% due 05/25/2036 ^		4,314	3,349
HarborView Mortgage Loan Trust
2.448% due 06/19/2045 ^		1,452	879
HomeBanc Mortgage Trust
2.749% due 04/25/2037 ^		7,516	4,895
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^(k)		16,099	13,984
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043 (k)	EUR	34,344	28,200
IM Pastor Fondo de Titulizacion de Activos
0.000% due 03/22/2044		1,233	1,066

66	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Impac Secured Assets Trust
0.926% due 01/25/2037 (k)		$9,281	$8,490
IndyMac Mortgage Loan Trust
0.936% due 02/25/2037		2,318	1,652
0.966% due 11/25/2036 (k)		348	309
3.031% due 11/25/2035 ^		6,399	5,334
3.334% due 06/25/2036		1,613	1,321
Infinity SoPRANo
0.018% due 11/05/2019 (k)	EUR	3,825	3,987
Jefferies Resecuritization Trust
6.000% due 12/26/2036		$4,029	1,631
JPMorgan Alternative Loan Trust
1.103% due 06/27/2037 (k)		18,739	14,585
2.959% due 11/25/2036 ^		1,767	1,652
3.148% due 05/25/2036 ^		1,308	1,009
6.000% due 12/25/2035 ^		1,559	1,426
14.652% due 06/27/2037 (k)		15,763	12,054
JPMorgan Chase Commercial Mortgage Securities Trust
2.972% due 05/15/2045		4,227	1,974
4.000% due 08/15/2046		2,732	1,641
5.010% due 07/15/2042		3,195	3,097
5.502% due 01/12/2043 (k)		7,601	7,615
5.917% due 06/12/2041 (k)		10,975	10,860
6.152% due 02/12/2051 (k)		12,000	12,092
JPMorgan Resecuritization Trust
3.033% due 03/21/2037		6,659	5,665
6.000% due 09/26/2036		3,478	2,522
6.500% due 04/26/2036		7,347	4,490
Lavender Trust
6.250% due 10/26/2036		5,461	4,365
LB-UBS Commercial Mortgage Trust
5.752% due 02/15/2040		6,683	6,641
5.872% due 06/15/2038		3,079	2,912
Lehman Mortgage Trust
6.000% due 01/25/2038 ^		4,860	4,815
Lehman XS Trust
1.656% due 08/25/2047		774	526
Merrill Lynch Alternative Note Asset Trust
6.000% due 05/25/2037 ^		4,534	3,976
Merrill Lynch Mortgage Investors Trust
3.243% due 03/25/2036 ^(k)		14,593	9,986
Merrill Lynch Mortgage Trust
5.826% due 06/12/2050 (k)		44,986	43,693
Mesdag Delta BV
0.094% due 01/25/2020	EUR	15,918	14,714
Morgan Stanley Capital Trust
5.690% due 04/15/2049 (k)		$67,828	66,515
5.862% due 07/12/2044 (k)		4,600	4,591
6.076% due 08/12/2041 (k)		7,225	7,198
Morgan Stanley Mortgage Loan Trust
0.926% due 05/25/2036		213	91
3.123% due 05/25/2036 ^		3,452	2,435
3.253% due 11/25/2037 (k)		3,354	2,831
5.962% due 06/25/2036		2,449	1,212
Morgan Stanley Re-REMIC Trust
1.058% due 02/26/2037		6,857	5,342
1.086% due 03/26/2037		4,310	2,981
Morgan Stanley Resecuritization Trust
3.145% due 06/26/2035		11,082	5,694
PHH Alternative Mortgage Trust
0.000% due 02/25/2037 ^(b)(e)		11	8
RBSSP Resecuritization Trust
3.392% due 09/26/2035		7,852	5,484
6.000% due 06/26/2037		1,785	1,560
8.884% due 06/26/2037		776	558
Residential Accredit Loans, Inc. Trust
0.906% due 02/25/2037 (k)		939	769
6.000% due 12/25/2035 ^(k)		3,960	3,694
6.000% due 11/25/2036 ^		4,784	3,827
6.250% due 02/25/2037 ^(k)		6,369	5,235
6.500% due 09/25/2037 ^		2,240	1,949
Residential Asset Mortgage Products Trust
8.000% due 05/25/2032 (k)		1,152	992
Residential Asset Securitization Trust
6.000% due 05/25/2036		1,410	1,309

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/25/2037 ^		$294	$231
6.000% due 03/25/2037 ^		3,781	2,544
6.250% due 10/25/2036 ^		181	163
RiverView HECM Trust
1.090% due 05/25/2047		21,430	17,104
Sequoia Mortgage Trust
1.603% due 02/20/2034		781	741
2.551% due 09/20/2032		752	718
5.364% due 06/20/2037 ^(k)		17,503	15,801
Structured Adjustable Rate Mortgage Loan Trust
3.226% due 04/25/2036 ^		1,121	1,038
Structured Asset Mortgage Investments Trust
0.966% due 05/25/2036		45	35
Structured Asset Securities Corp. Trust
5.500% due 10/25/2035 ^		2,680	1,849
Suntrust Adjustable Rate Mortgage Loan Trust
4.929% due 02/25/2037 ^		8,574	7,239
Theatre Hospitals PLC
3.401% due 10/15/2031 (k)	GBP	39,464	46,320
4.151% due 10/15/2031		1,864	2,194
Wachovia Bank Commercial Mortgage Trust
5.792% due 05/15/2043		$5,000	4,988
WaMu Mortgage Pass-Through Certificates Trust
2.098% due 07/25/2046		422	392
2.731% due 08/25/2036 ^		3,460	3,244
Washington Mutual Mortgage Pass-Through Certificates Trust
0.996% due 01/25/2047 ^		3,002	2,437
1.783% due 06/25/2046		11,230	6,252
5.750% due 11/25/2035 ^		2,357	2,203
5.967% due 05/25/2036 ^(k)		10,018	7,471
Wells Fargo Mortgage Loan Trust
3.228% due 03/27/2037		8,150	6,688

Total Non-Agency Mortgage-Backed Securities (Cost $1,458,571)			1,426,578

ASSET-BACKED SECURITIES 78.5%
Aames Mortgage Investment Trust
1.574% due 07/25/2035 (k)		19,113	16,180
Accredited Mortgage Loan Trust
1.016% due 09/25/2036 (k)		2,200	1,988
1.356% due 07/25/2035		5,453	4,645
ACE Securities Corp. Home Equity Loan Trust
0.866% due 12/25/2036 (k)		27,268	11,374
1.056% due 02/25/2036		5,133	4,855
1.376% due 02/25/2036 ^		7,549	6,496
1.731% due 07/25/2035		2,900	2,543
1.851% due 07/25/2035 ^		17,938	8,818
2.256% due 11/25/2034		1,346	1,170
Aegis Asset-Backed Securities Trust
1.186% due 12/25/2035 (k)		22,800	16,914
1.236% due 06/25/2035 (k)		12,094	9,249
Airspeed Ltd.
0.974% due 06/15/2032		18,123	14,181
ALM Ltd.
6.380% due 04/16/2027		2,000	1,872
American Money Management Corp. CLO Ltd.
6.481% due 04/14/2027		6,100	5,470
7.931% due 12/09/2026		10,000	9,831
Ameriquest Mortgage Securities Trust
1.096% due 04/25/2036 (k)		30,500	28,116
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.206% due 01/25/2036 (k)		22,225	18,759
1.366% due 09/25/2035 (k)		13,750	11,210
1.649% due 11/25/2034		5,526	4,885
1.806% due 04/25/2035 (k)		21,004	18,173
2.706% due 09/25/2032		1,148	962
4.662% due 05/25/2034 ^		2,745	2,394
Amortizing Residential Collateral Trust
1.881% due 08/25/2032		777	726
Argent Securities Trust
0.856% due 06/25/2036		2,215	799
0.876% due 04/25/2036		1,294	509

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.906% due 06/25/2036		$4,646	$1,690
0.906% due 09/25/2036		9,852	3,893
0.946% due 03/25/2036 (k)		14,182	7,515
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.076% due 01/25/2036 (k)		19,114	16,274
1.136% due 02/25/2036 (k)		39,711	28,178
1.216% due 11/25/2035		5,851	3,088
2.031% due 11/25/2034		9,031	7,033
Asset-Backed Funding Certificates Trust
1.306% due 07/25/2035 (k)		7,400	6,114
1.806% due 03/25/2034		1,360	1,262
Asset-Backed Securities Corp. Home Equity Loan Trust
3.538% due 08/15/2033		819	780
Bear Stearns Asset-Backed Securities Trust
1.956% due 07/25/2035 (k)		39,756	32,605
2.256% due 10/27/2032		517	476
2.631% due 12/25/2034 (k)		18,650	14,432
3.260% due 10/25/2036		797	736
C-BASS CBO Corp.
1.196% due 09/06/2041		70,538	11,639
Carlyle Global Market Strategies CLO Ltd.
6.186% due 04/27/2027		1,750	1,621
Carrington Mortgage Loan Trust
0.836% due 10/25/2036		1,241	766
1.016% due 02/25/2037		8,300	6,487
1.176% due 02/25/2037		13,201	9,091
1.806% due 05/25/2035		4,400	3,477
Centex Home Equity Loan Trust
1.236% due 10/25/2035 (k)		9,213	8,452
CIFC Funding Ltd.
0.000% due 05/24/2026 (e)		3,390	2,328
Citigroup Mortgage Loan Trust, Inc.
0.896% due 01/25/2037 (k)		33,023	25,625
0.906% due 12/25/2036 (k)		25,951	13,890
0.916% due 09/25/2036 (k)		21,318	15,866
0.956% due 05/25/2037		1,015	759
0.976% due 12/25/2036		5,226	2,827
1.156% due 03/25/2037 (k)		40,086	33,368
1.166% due 10/25/2035		8,200	7,798
6.351% due 05/25/2036 ^(k)		3,394	2,106
Conseco Finance Securitizations Corp.
9.546% due 12/01/2033		6,480	7,106
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 (e)	EUR	2,667	2,325
3.600% due 11/27/2028		1,197	1,264
4.500% due 11/27/2028		1,047	1,107
6.200% due 11/27/2028		1,296	1,333
Countrywide Asset-Backed Certificates
0.886% due 12/25/2036 ^(k)		$37,433	37,018
0.896% due 06/25/2035 (k)		77,288	59,584
0.896% due 01/25/2037 (k)		27,175	22,288
0.896% due 06/25/2037 (k)		28,173	23,240
0.896% due 07/25/2037 ^(k)		14,234	11,832
0.896% due 06/25/2047 ^(k)		55,920	40,562
0.906% due 04/25/2047		2,398	2,220
0.906% due 06/25/2047 ^(k)		22,814	21,346
0.916% due 05/25/2036 (k)		13,003	10,307
0.956% due 06/25/2037 ^(k)		23,987	17,732
0.976% due 05/25/2037 (k)		25,000	18,522
0.976% due 08/25/2037 (k)		26,000	16,378
0.976% due 05/25/2047 (k)		17,951	13,111
0.976% due 06/25/2047 ^(k)		19,000	11,339
0.986% due 04/25/2047 (k)		35,000	21,319
0.996% due 03/25/2036 (k)		46,235	37,766
1.024% due 04/25/2036 (k)		10,000	8,901
1.046% due 10/25/2047 (k)		59,229	37,632
1.146% due 04/25/2036		8,762	4,100
1.206% due 03/25/2047 ^		2,489	1,416
1.306% due 05/25/2047		5,013	3,357
1.506% due 03/25/2034 (k)		803	779
1.956% due 06/25/2033		402	358
2.256% due 02/25/2035		4,300	3,934
4.902% due 10/25/2046 ^		891	835
5.253% due 10/25/2032 ^(k)		23,445	20,561
Countrywide Asset-Backed Certificates Trust
0.906% due 03/25/2047 (k)		15,355	14,419
1.044% due 05/25/2036 (k)		7,400	6,811

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	67

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.104% due 05/25/2036 (k)		$32,154	$19,153
1.224% due 10/25/2035 (k)		7,200	6,868
1.679% due 07/25/2035 (k)		6,900	6,405
1.934% due 04/25/2035 (k)		14,153	13,076
2.481% due 11/25/2034 (k)		13,611	11,632
Credit-Based Asset Servicing and Securitization LLC
1.214% due 07/25/2035		3,000	2,191
Dekania Europe CDO PLC
0.203% due 09/27/2037	EUR	6,200	5,539
Encore Credit Receivables Trust
1.446% due 07/25/2035		$421	359
FAB U.S. Ltd.
0.000% due 12/06/2045 (e)	GBP	9,932	5,835
Fieldstone Mortgage Investment Trust
0.754% due 07/25/2036		$7,323	4,136
First Franklin Mortgage Loan Trust
0.996% due 04/25/2036 (k)		6,825	4,566
1.136% due 02/25/2036		5,500	3,208
1.206% due 11/25/2036		2,066	1,925
1.386% due 09/25/2035		6,688	3,575
1.731% due 05/25/2036		16,387	7,269
Fremont Home Loan Trust
0.906% due 01/25/2037		4,149	2,211
0.996% due 02/25/2037		1,710	972
1.246% due 07/25/2035		2,800	2,549
Glacier Funding CDO Ltd.
1.146% due 08/04/2035		26,928	7,500
Gramercy Real Estate CDO Ltd.
1.442% due 07/25/2041		1,150	1,091
GSAA Trust
5.058% due 05/25/2035		5,158	5,044
GSAMP Trust
0.816% due 01/25/2037		4,381	2,660
0.846% due 01/25/2037		1,307	796
0.916% due 05/25/2046		1,017	952
0.956% due 11/25/2036		5,287	3,114
1.006% due 12/25/2036		5,611	3,154
1.026% due 04/25/2036 (k)		26,000	15,746
2.406% due 10/25/2034		731	691
3.306% due 10/25/2033		704	674
Halcyon Loan Advisors European Funding BV
0.000% due 01/15/2027 (e)	EUR	1,400	1,429
Hillcrest CDO Ltd.
1.293% due 12/10/2039		$58,776	29,799
Home Equity Asset Trust
1.851% due 05/25/2035		3,800	3,437
1.956% due 07/25/2035		4,000	3,297
Home Equity Loan Trust
1.096% due 04/25/2037 (k)		8,000	4,796
House of Europe Funding PLC
0.025% due 11/08/2090	EUR	5,600	5,085
HSI Asset Securitization Corp. Trust
0.866% due 12/25/2036 (k)		$27,931	11,730
0.916% due 10/25/2036		10,726	5,978
0.926% due 12/25/2036 (k)		17,108	7,201
0.946% due 01/25/2037 (k)		49,500	35,862
1.146% due 11/25/2035		5,830	4,331
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.916% due 11/25/2036		7,241	5,406
0.996% due 04/25/2037 (k)		4,560	2,878
1.196% due 03/25/2036 (k)		1,504	1,030
IXIS Real Estate Capital Trust
1.731% due 09/25/2035 ^		5,457	3,639
JPMorgan Mortgage Acquisition Corp.
1.146% due 05/25/2035 (k)		5,000	4,369
JPMorgan Mortgage Acquisition Trust
0.834% due 07/25/2036 (k)		18,262	15,952
0.896% due 03/25/2047 (k)		8,586	8,115
0.906% due 07/25/2036		2,386	1,182
0.916% due 07/25/2036 ^		1,515	624
0.996% due 08/25/2036		2,947	2,474
5.462% due 10/25/2036 ^		4,876	3,743
5.888% due 10/25/2036 ^(k)		16,252	12,472
Lehman XS Trust
5.056% due 05/25/2037 ^(k)		16,332	12,608

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
0.946% due 02/25/2036 (k)	$31,182	$20,793
1.401% due 11/25/2035 (k)	28,200	24,568
1.406% due 09/25/2034	1,216	931
1.461% due 11/25/2035 (k)	31,740	18,439
1.731% due 04/25/2035 (k)	38,750	34,590
Magnetite Ltd.
5.830% due 04/15/2026	4,900	4,544
MASTR Asset-Backed Securities Trust
0.926% due 06/25/2036	10,819	8,948
0.926% due 10/25/2036 (k)	3,890	3,646
0.936% due 02/25/2036	9,821	5,308
0.996% due 06/25/2036	4,242	2,267
1.046% due 12/25/2035 (k)	7,543	6,808
1.116% due 12/25/2035	11,886	4,849
Morgan Stanley ABS Capital, Inc. Trust
0.816% due 09/25/2036	4,347	2,120
0.826% due 10/25/2036	5	3
0.896% due 10/25/2036	11,177	6,366
0.906% due 06/25/2036	12,145	8,646
0.906% due 09/25/2036	8,734	4,350
0.906% due 11/25/2036 (k)	22,177	13,393
0.976% due 10/25/2036	5,386	3,101
1.026% due 03/25/2036 (k)	29,457	26,102
1.401% due 09/25/2035	6,500	6,023
1.431% due 09/25/2035 (k)	18,121	14,419
1.756% due 07/25/2037 (k)	32,670	30,518
1.791% due 01/25/2035	5,533	2,496
2.706% due 05/25/2034	2,603	2,451
Morgan Stanley Capital, Inc. Trust
1.046% due 01/25/2036 (k)	21,769	20,491
National Collegiate Commutation Trust
0.000% due 03/25/2038	87,000	38,646
New Century Home Equity Loan Trust
3.756% due 01/25/2033 ^(k)	675	589
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.086% due 10/25/2036 ^	5,500	1,889
1.176% due 02/25/2036 (k)	30,900	18,989
Option One Mortgage Loan Trust
0.886% due 07/25/2037 (k)	19,815	12,686
0.896% due 01/25/2037 (k)	13,057	7,613
0.976% due 01/25/2037	2,663	1,568
1.006% due 03/25/2037	795	421
1.086% due 04/25/2037	3,176	2,031
Option One Mortgage Loan Trust Asset-Backed Certificates
1.216% due 11/25/2035 (k)	13,200	10,753
Park Place Securities, Inc.
1.386% due 09/25/2035 (k)	9,600	6,425
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.246% due 08/25/2035	8,350	7,283
1.246% due 09/25/2035 (k)	10,713	9,262
1.306% due 07/25/2035 (k)	30,950	25,351
1.791% due 03/25/2035 ^	7,500	5,867
1.881% due 10/25/2034 (k)	10,000	8,639
2.001% due 01/25/2036 (k)	4,427	4,108
2.076% due 01/25/2036 ^(k)	11,978	9,248
2.481% due 02/25/2035 (k)	29,447	22,127
2.781% due 12/25/2034 (k)	25,974	16,630
Popular ABS Mortgage Pass-Through Trust
1.146% due 02/25/2036	7,000	6,115
1.446% due 06/25/2035 (k)	626	518
1.906% due 06/25/2035	1,349	1,036
Putnam Structured Product Funding Ltd.
9.092% due 02/25/2037	1,937	1,966
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	3,238	1,545
Residential Asset Mortgage Products Trust
1.076% due 01/25/2036 (k)	14,303	12,021
1.136% due 01/25/2036	4,360	3,503
1.334% due 04/25/2034	4,871	4,497
1.454% due 04/25/2034	5,631	5,025
1.476% due 02/25/2035	250	230
2.159% due 04/25/2034 ^	1,465	1,051
2.564% due 04/25/2034 ^	2,007	1,445

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
0.886% due 11/25/2036 (k)		$13,998	$11,629
0.926% due 10/25/2036 (k)		16,125	11,415
0.986% due 06/25/2036 (k)		41,332	32,371
0.996% due 09/25/2036 (k)		16,782	15,490
1.016% due 07/25/2036 (k)		17,800	14,811
1.036% due 04/25/2036		5,270	4,757
1.086% due 12/25/2035 (k)		20,321	15,059
1.086% due 04/25/2036		10,000	4,055
1.086% due 04/25/2036 (k)		17,500	15,270
1.096% due 05/25/2037		9,275	7,059
1.166% due 01/25/2036 (k)		3,200	2,954
1.881% due 02/25/2035 (k)		1,900	1,627
Saxon Asset Securities Trust
2.506% due 12/25/2037 (k)		53,264	50,785
Securitized Asset-Backed Receivables LLC Trust
0.896% due 07/25/2036 (k)		28,272	21,921
0.916% due 07/25/2036		3,206	1,597
1.006% due 05/25/2036 (k)		20,784	12,665
1.026% due 03/25/2036 (k)		10,002	7,929
1.156% due 11/25/2035		11,532	6,050
1.206% due 10/25/2035 (k)		13,000	10,970
1.416% due 08/25/2035		5,685	3,733
SLM Student Loan Trust
0.000% due 10/28/2029 (e)		25	22,566
0.000% due 01/25/2042 (e)		20	19,929
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 (e)		21,280	12,408
Soloso CDO Ltd.
1.188% due 10/07/2037		11,318	4,640
Sound Point CLO Ltd.
5.732% due 01/23/2027		1,000	915
Soundview Home Loan Trust
0.906% due 06/25/2037 (k)		4,051	2,752
0.916% due 11/25/2036 (k)		12,126	11,257
0.936% due 02/25/2037		8,837	3,467
1.016% due 02/25/2037		10,256	4,087
1.036% due 05/25/2036 (k)		14,665	12,889
1.106% due 03/25/2036		7,933	6,693
1.706% due 10/25/2037		8,839	6,447
1.856% due 09/25/2037		2,642	1,908
Specialty Underwriting & Residential Finance Trust
1.106% due 03/25/2037		717	386
1.731% due 12/25/2035		5,225	4,752
2.556% due 05/25/2035		2,416	2,240
3.895% due 02/25/2037 ^		3,749	2,025
Taberna Preferred Funding Ltd.
1.158% due 08/05/2036 ^		20,918	15,061
1.158% due 08/05/2036		5,200	3,744
1.221% due 05/05/2038		17,073	14,171
1.231% due 02/05/2037		43,650	38,848
Trapeza CDO LLC
1.853% due 01/20/2034 (k)		27,935	25,141
Wachovia Mortgage Loan Trust
1.446% due 10/25/2035		8,000	5,935
Wells Fargo Home Equity Asset-Backed Securities Trust
1.086% due 05/25/2036		5,000	4,206

Total Asset-Backed Securities (Cost $2,239,006)			2,287,286

SOVEREIGN ISSUES 0.2%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	347,000	2,910
4.500% due 07/03/2017		310,000	2,629
4.750% due 04/17/2019	EUR	1,900	1,893

Total Sovereign Issues (Cost $8,124)			7,432

		SHARES
COMMON STOCKS 0.1%

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		858,034	0

68	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.1%
TIG FinCo PLC (i)	2,651,536	$2,418

Total Common Stocks (Cost $3,931)		2,418

SHORT-TERM INSTRUMENTS 10.1%

REPURCHASE AGREEMENTS (j) 6.1%
		178,302

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 1.9%
Federal Home Loan Bank
0.497% due 01/05/2017 (e)(f)	$54,400	54,399
0.507% due 01/06/2017 (e)(f)	2,200	2,200

		56,599

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 2.1%
0.462% due 01/19/2017 - 03/16/2017 (d)(e)(k)(m)(o)	$60,167	$60,124

Total Short-Term Instruments (Cost $294,481)		295,025

Total Investments in Securities (Cost $5,356,269)		5,210,941

Total Investments 178.7% (Cost $5,356,269)		$5,210,941

Financial Derivative Instruments (l)(n) (0.1)% (Cost or Premiums, net $(5,848))		(2,851)

Other Assets and Liabilities, net (78.6)%		(2,292,806)

Net Assets 100.0%		$2,915,284

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 12.000% due 08/08/2019	08/07/2014	$38,503	$38,569	1.32%
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	04/02/2015	626	229	0.01
Odebrecht Offshore Drilling Finance Ltd. 6.750% due 10/01/2023	04/01/2015 - 04/08/2015	19,287	6,533	0.22
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	23,200	23,191	0.80
TIG FinCo PLC	04/02/2015	3,931	2,418	0.08

		$85,547	$70,940	2.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.400%	12/30/2016	01/03/2017	$	8,900	U.S. Treasury Bonds 2.875% due 05/15/2043	$(9,298)	$8,900	$8,900
RDR	0.570	12/30/2016	01/03/2017		65,700	U.S. Treasury Notes 2.000% due 08/15/2025	(67,215)	65,700	65,704
SSB	0.010	12/30/2016	01/03/2017		30,243	U.S. Treasury Notes 0.750% due 12/31/2017(2)	(30,851)	30,243	30,243
UBS	0.400	11/02/2016	01/13/2017	GBP	36,075	Barclays PLC 7.875% due 09/15/2022	(44,128)	44,459	44,490
						Lloyds Banking Group PLC 7.625% - 7.875% due 06/27/2023 - 06/27/2029
	0.400	11/02/2016	01/17/2017		23,532	Barclays PLC 7.875% due 09/15/2022	(29,320)	29,000	29,020

Total Repurchase Agreements							$(180,812)	$178,302	$178,357

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	69

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BCY	1.150%	12/16/2016	TBD	(4)	$	(49,702)	$(49,731)
	1.850	11/30/2016	03/02/2017			(997)	(999)
	1.900	11/16/2016	02/16/2017			(5,789)	(5,804)
	1.900	11/30/2016	03/02/2017			(3,933)	(3,940)
	2.354	10/03/2016	01/03/2017			(6,661)	(6,701)
	2.364	10/05/2016	01/05/2017			(12,040)	(12,111)
	2.380	10/17/2016	01/17/2017			(20,217)	(20,321)
	2.381	10/21/2016	01/18/2017			(44,767)	(44,986)
	2.382	11/14/2016	02/09/2017			(19,898)	(19,964)
	2.390	10/27/2016	01/27/2017			(15,452)	(15,522)
	2.431	11/30/2016	03/02/2017			(15,907)	(15,943)
	2.494	12/21/2016	03/21/2017			(9,012)	(9,020)
	2.497	01/03/2017	04/03/2017			(6,793)	(6,793)
	2.845	09/26/2016	03/24/2017			(2,665)	(2,686)
	2.846	09/22/2016	09/22/2017			(4,391)	(4,425)
BPG	2.647	01/11/2016	01/11/2017			(30,316)	(31,114)
	2.666	02/17/2016	02/17/2017			(9,712)	(9,943)
	2.731	03/16/2016	03/16/2017			(36,818)	(37,636)
	2.745	03/17/2016	03/16/2017			(9,049)	(9,250)
BPS	1.620	10/06/2016	01/06/2017			(1,855)	(1,862)
	1.670	10/24/2016	01/24/2017			(11,632)	(11,670)
	1.670	11/15/2016	02/15/2017			(8,321)	(8,340)
	1.670	12/23/2016	01/26/2017			(3,273)	(3,275)
	1.680	10/06/2016	01/19/2017			(3,643)	(3,658)
	1.680	10/07/2016	01/19/2017			(9,540)	(9,579)
	1.690	07/26/2016	01/26/2017			(3,552)	(3,579)
	1.700	11/08/2016	01/31/2017			(1,034)	(1,037)
	1.740	12/01/2016	03/02/2017			(984)	(986)
	2.731	08/15/2016	03/16/2017			(4,382)	(4,429)
	2.743	11/10/2016	05/10/2017			(3,248)	(3,261)
	2.840	11/30/2016	05/30/2017			(16,435)	(16,479)
	2.841	12/02/2016	06/02/2017			(3,814)	(3,824)
	2.843	12/12/2016	06/09/2017			(11,559)	(11,579)
	2.969	08/19/2016	08/18/2017			(32,458)	(32,825)
	2.976	08/16/2016	08/16/2017			(38,955)	(39,406)
BRC	1.550	11/03/2016	02/03/2017			(18,373)	(18,421)
	1.850	11/16/2016	02/16/2017			(1,828)	(1,832)
	1.850	12/01/2016	03/02/2017			(3,429)	(3,435)
	2.718	10/11/2016	10/11/2017			(20,946)	(21,079)
	2.734	11/02/2016	11/02/2017			(26,834)	(26,960)
	2.918	10/11/2016	04/11/2018			(36,757)	(37,007)
DBL	0.900	10/05/2016	01/16/2017		EUR	(5,941)	(6,268)
DEU	1.900	11/22/2016	02/22/2017		$	(7,733)	(7,750)
	1.900	12/19/2016	01/06/2017			(2,590)	(2,592)
	1.950	12/16/2016	03/16/2017			(17,466)	(17,483)
GLM	0.750	10/11/2016	01/11/2017		EUR	(16,581)	(17,486)
	2.372	10/11/2016	01/11/2017		$	(7,486)	(7,527)
GSC	2.154	12/15/2016	01/13/2017			(45,062)	(45,113)
	2.236	12/16/2016	01/17/2017			(29,302)	(29,335)
	2.354	12/15/2016	01/13/2017			(16,943)	(16,964)
JML	1.650	12/05/2016	01/10/2017			(39,151)	(39,203)
JPS	2.231	10/13/2016	01/13/2017			(16,246)	(16,329)
MSB	2.631	10/21/2016	10/23/2017			(29,543)	(29,703)
	2.632	04/22/2016	04/21/2017			(29,502)	(29,647)
	2.636	04/27/2016	04/27/2017			(21,887)	(21,990)
	2.637	04/29/2016	05/01/2017			(5,339)	(5,363)
	2.681	12/01/2016	12/01/2017			(8,461)	(8,482)
	2.684	06/02/2016	04/21/2017			(2,988)	(2,994)
	2.696	06/06/2016	06/06/2017			(7,146)	(7,160)
	2.748	10/03/2016	10/03/2017			(2,632)	(2,649)
MSC	2.631	08/05/2016	02/06/2017			(18,106)	(18,181)
	2.970	09/16/2016	09/15/2017			(27,499)	(27,538)
	3.026	07/11/2016	01/11/2017			(19,573)	(19,702)
MYI	1.250	11/09/2016	02/09/2017		GBP	(2,891)	(3,569)
	1.530	10/05/2016	02/06/2017		EUR	(5,449)	(5,758)
NOM	2.480	10/14/2016	04/13/2017		$	(13,815)	(13,892)
	2.481	08/03/2016	02/03/2017			(27,256)	(27,365)
	2.666	08/22/2016	02/22/2017			(28,336)	(28,606)
PAR	0.350	12/20/2016	03/20/2017		EUR	(3,471)	(3,654)

70	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
	0.400%	09/29/2016	TBD	(4)	EUR	(3,464)	$(3,651)
	0.850	11/17/2016	01/27/2017		GBP	(4,108)	(5,068)
	0.850	11/24/2016	01/27/2017			(4,995)	(6,162)
	0.950	10/28/2016	01/30/2017			(1,721)	(2,125)
RBC	1.720	08/01/2016	02/01/2017		$	(19,566)	(19,711)
	1.777	11/28/2016	02/06/2017			(3,056)	(3,061)
	1.850	08/11/2016	02/13/2017			(10,341)	(10,418)
	1.900	10/04/2016	04/04/2017			(2,856)	(2,870)
	1.910	10/31/2016	05/01/2017			(11,540)	(11,579)
	2.336	04/25/2016	04/24/2017			(29,781)	(30,270)
	2.397	11/04/2016	05/04/2017			(12,552)	(12,602)
	2.408	10/31/2016	05/01/2017			(7,765)	(7,798)
	2.495	08/18/2016	02/21/2017			(14,260)	(14,396)
	2.543	11/14/2016	05/15/2017			(25,462)	(25,552)
	2.547	11/04/2016	05/04/2017			(11,708)	(11,758)
	2.550	09/13/2016	03/13/2017			(37,763)	(38,063)
	2.550	09/26/2016	03/27/2017			(19,973)	(20,113)
	2.559	10/28/2016	05/01/2017			(14,977)	(15,048)
	2.560	09/20/2016	03/20/2017			(55,267)	(55,680)
	2.560	09/22/2016	03/22/2017			(17,834)	(17,965)
RCE	0.788	10/26/2016	01/27/2017		EUR	(5,478)	(5,776)
	0.950	10/31/2016	01/31/2017		GBP	(4,317)	(5,329)
	1.000	10/05/2016	02/06/2017		EUR	(5,108)	(5,391)
	1.050	11/30/2016	02/28/2017		GBP	(7,220)	(8,907)
	1.346	10/18/2016	01/18/2017			(1,854)	(2,291)
	1.377	12/14/2016	03/14/2017			(3,168)	(3,907)
RDR	1.650	10/14/2016	01/13/2017		$	(861)	(864)
	1.650	11/30/2016	03/02/2017			(2,866)	(2,870)
RTA	1.524	07/01/2016	01/03/2017			(9,422)	(9,496)
	1.711	08/03/2016	02/03/2017			(9,110)	(9,176)
	1.860	08/22/2016	02/22/2017			(11,788)	(11,870)
	1.897	11/07/2016	05/01/2017			(1,954)	(1,960)
	1.967	01/03/2017	07/03/2017			(10,382)	(10,382)
	2.065	02/02/2016	02/01/2017			(11,027)	(11,240)
	2.103	01/04/2016	01/03/2017			(13,468)	(13,755)
	2.208	04/13/2016	04/12/2017			(9,263)	(9,414)
	2.211	03/15/2016	03/14/2017			(76,130)	(77,505)
	2.212	03/08/2016	02/21/2017			(7,694)	(7,836)
	2.239	04/25/2016	04/24/2017			(26,142)	(26,553)
	2.245	03/17/2016	03/16/2017			(11,950)	(12,168)
	2.253	06/16/2016	06/15/2017			(31,616)	(32,014)
	2.274	06/15/2016	06/09/2017			(4,773)	(4,834)
	2.298	07/19/2016	07/18/2017			(2,020)	(2,042)
	2.337	05/31/2016	05/30/2017			(7,767)	(7,876)
	2.337	06/03/2016	06/02/2017			(9,597)	(9,730)
	2.345	11/14/2016	07/25/2017			(5,190)	(5,207)
	2.417	01/03/2017	07/03/2017			(14,139)	(14,139)
	2.443	08/05/2016	08/04/2017			(12,699)	(12,829)
	2.519	08/15/2016	08/14/2017			(28,343)	(28,623)
	2.570	10/21/2016	10/20/2017			(18,547)	(18,645)
	2.571	10/25/2016	10/24/2017			(7,583)	(7,621)
	2.605	11/18/2016	11/16/2017			(12,170)	(12,210)
	2.610	11/17/2016	11/16/2017			(7,889)	(7,916)
RYL	0.629	12/19/2016	01/19/2017		EUR	(3,679)	(3,874)
SOG	0.732	10/05/2016	02/06/2017			(4,906)	(5,174)
	1.550	10/18/2016	01/18/2017		$	(2,636)	(2,645)
	1.600	10/20/2016	01/20/2017			(9,453)	(9,484)
	1.600	10/31/2016	01/31/2017			(18,389)	(18,441)
	1.650	08/26/2016	02/27/2017			(7,417)	(7,461)
	1.650	10/14/2016	02/27/2017			(3,186)	(3,198)
	1.650	11/09/2016	02/09/2017			(4,691)	(4,703)
	1.650	11/15/2016	02/15/2017			(4,764)	(4,775)
	1.650	11/21/2016	02/21/2017			(18,974)	(19,011)
	1.650	11/28/2016	02/27/2017			(19,415)	(19,458)
	1.700	12/14/2016	03/14/2017			(7,772)	(7,779)
	2.522	10/07/2016	04/07/2017			(8,232)	(8,283)
	2.526	10/11/2016	04/11/2017			(10,449)	(10,511)
	2.534	07/26/2016	01/26/2017			(20,535)	(20,753)
	2.540	07/28/2016	01/30/2017			(23,611)	(23,861)
	2.598	12/06/2016	06/06/2017			(17,146)	(17,181)
	2.601	12/07/2016	06/06/2017			(24,156)	(24,203)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	71

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
	2.607%	12/09/2016	06/09/2017	$	(43,012)	$(43,090)
	2.613	12/14/2016	06/14/2017		(41,643)	(41,703)
UBS	0.520	09/26/2016	01/26/2017	EUR	(14,796)	(15,598)
	0.900	10/13/2016	01/13/2017	GBP	(30,071)	(37,135)
	0.900	10/17/2016	01/17/2017		(19,680)	(24,301)
	0.900	10/21/2016	01/23/2017		(13,880)	(17,137)
	1.100	10/25/2016	01/25/2017		(1,726)	(2,131)
	1.300	11/18/2016	02/17/2017		(40,673)	(50,208)
	1.310	10/14/2016	01/20/2017		(30,606)	(37,829)
	1.640	11/08/2016	02/08/2017	$	(14,322)	(14,359)
	1.650	10/28/2016	01/30/2017		(6,636)	(6,656)
	1.680	10/19/2016	01/19/2017		(8,105)	(8,134)
	1.684	10/25/2016	01/25/2017		(2,768)	(2,777)
	1.730	11/14/2016	02/14/2017		(12,031)	(12,060)
	1.730	11/25/2016	02/14/2017		(1,158)	(1,160)
	1.830	11/14/2016	02/14/2017		(8,246)	(8,267)
	1.850	12/28/2016	03/14/2017		(15,291)	(15,296)
	1.880	11/30/2016	03/02/2017		(9,950)	(9,968)
	2.376	10/11/2016	01/11/2017		(9,059)	(9,109)
	2.380	10/14/2016	01/18/2017		(6,192)	(6,225)
	2.387	11/09/2016	02/09/2017		(6,985)	(7,010)
	2.424	07/05/2016	01/05/2017		(20,285)	(20,534)
	2.426	10/11/2016	01/11/2017		(21,172)	(21,292)
	2.474	07/05/2016	01/05/2017		(16,308)	(16,512)

Total Reverse Repurchase Agreements						$(2,387,267)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(2,310,064) at a weighted average interest rate of 1.986%.
(4)	Open maturity reverse repurchase agreement.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2016:

(k)	Securities with an aggregate market value of $3,171,231 and cash of $601 have been pledged as collateral under the terms of the following master agreements as of December 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(218,946)	$0	$(218,946)	$297,251	$78,305
BOS	8,900	0	0	8,900	(9,298)	(398)
BPG	0	(87,943)	0	(87,943)	134,899	46,956
BPS	0	(155,789)	0	(155,789)	213,078	57,289
BRC	0	(108,734)	0	(108,734)	165,607	56,873
DBL	0	(6,268)	0	(6,268)	7,672	1,404
DEU	0	(27,825)	0	(27,825)	34,680	6,855
GLM	0	(25,013)	0	(25,013)	31,761	6,748
GSC	0	(91,412)	0	(91,412)	123,506	32,094
JML	0	(39,203)	0	(39,203)	48,714	9,511
JPS	0	(16,329)	0	(16,329)	24,971	8,642
MSB	0	(107,988)	0	(107,988)	146,340	38,352
MSC	0	(65,421)	0	(65,421)	94,850	29,429
MYI	0	(9,327)	0	(9,327)	10,819	1,492
NOM	0	(69,863)	0	(69,863)	95,385	25,522
PAR	0	(20,660)	0	(20,660)	24,142	3,482
RBC	0	(296,884)	0	(296,884)	366,871	69,987
RCE	0	(31,601)	0	(31,601)	38,107	6,506
RDR	65,704	(3,734)	0	61,970	(62,493)	(523)
RTA	0	(365,041)	0	(365,041)	487,748	122,707
RYL	0	(3,874)	0	(3,874)	4,043	169
SOG	0	(291,714)	0	(291,714)	375,239	83,525
SSB	30,243	0	0	30,243	(30,851)	(608)
UBS	73,510	(343,698)	0	(270,188)	379,514	109,326

Total Borrowings and Other Financing Transactions	$178,357	$(2,387,267)	$0

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

72	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(211,255)	$(295,565)	$(69,791)	$(576,611)
U.S. Government Agencies	0	(4,443)	(2,870)	0	(7,313)
Non-Agency Mortgage-Backed Securities	0	(142,042)	(334,528)	(268,316)	(744,886)
Asset-Backed Securities	0	(338,681)	(177,002)	(511,460)	(1,027,143)

Total Borrowings	$0	$(696,421)	$(809,965)	$(849,567)	$(2,355,953)

Gross amount of recognized liabilities for reverse repurchase agreements(6)					$(2,355,953)

(6)	Unsettled reverse repurchase agreements liability of $(31,314) is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016(2)	Notional Amount(3)	Market Value(4)	Unrealized Appreciation	Variation Margin
							Asset	Liability
Navient Corp.	5.000%	09/20/2020	2.713%	$200	$ 16	$8	$0	$0
Navient Corp.	5.000	12/20/2021	3.595	400	26	24	0	0
Sprint Communications, Inc.	5.000	12/20/2021	3.462	13,300	917	668	31	0

					$ 959	$700	$31	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	$500	$32	$4	$1	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD 102,200	$8,851	$4,105	$244	$0
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044	46,900	(8,751)	(7,080)	0	(406)
Pay	3-Month USD-LIBOR	1.750	12/21/2023	$ 509,000	(14,235)	(23,826)	1,026	0
Receive	3-Month USD-LIBOR	1.750	12/21/2026	801,000	(44,700)	(64,087)	2,735	0
Receive	3-Month USD-LIBOR	2.500	06/15/2036	193,000	2,753	21,999	0	(1,162)
Receive	3-Month USD-LIBOR	2.500	06/15/2046	406,700	6,929	56,835	0	(3,618)
Pay	6-Month AUD-BBR-BBSW	3.631	03/06/2019	AUD 150,000	3,775	3,775	115	0
Pay	6-Month AUD-BBR-BBSW	3.635	03/06/2019	175,000	4,416	4,415	134	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	41,800	1,379	344	180	0

					$(39,583)	$(3,520)	$4,434	$(5,186)

Total Swap Agreements					$(38,592)	$(2,816)	$4,466	$(5,186)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	73

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2016:

(m)	Securities with an aggregate market value of $50,037 and cash of $71,336 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$4,466	$4,466	$0	$0	$(5,186)	$(5,186)

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2017	AUD	1,628		$1,177	$2	$0
BOA	01/2017		$105,579	EUR	101,518	1,300	0
	02/2017	EUR	101,518		$105,726	0	(1,295)
BPS	01/2017	BRL	67,384		19,214	0	(1,489)
	01/2017	EUR	97,808		103,739	766	0
	01/2017		$20,676	BRL	67,384	28	0
	01/2017		1,502	EUR	1,436	10	0
CBK	01/2017	EUR	526		$559	6	(1)
GLM	01/2017		7,712		8,086	16	(49)
	01/2017	GBP	95,265		118,700	1,287	0
	01/2017		$1,014	CAD	1,330	0	(23)
JPM	01/2017	AUD	6,582		$4,857	107	0
	01/2017	CAD	3,584		2,697	27	0
	01/2017	GBP	157		199	5	0
	01/2017		$1,387	CAD	1,861	0	(1)
	01/2017		2,235	EUR	2,103	0	(21)
	01/2017		5,606	JPY	658,983	33	0
	02/2017	JPY	658,983		$5,613	0	(34)
MSB	01/2017		$3,856	AUD	5,181	0	(118)
NAB	01/2017	GBP	1,024		$1,284	22	0
RBC	01/2017		472		602	20	0
SCX	01/2017	JPY	658,983		5,897	258	0
	01/2017		$1,030	EUR	989	11	0
	01/2017		1,615	GBP	1,269	0	(51)
SOG	01/2017		119,229		96,709	0	(36)
	02/2017	GBP	96,709		$119,310	33	0
TOR	01/2017	BRL	64,390		19,757	0	(27)
	01/2017	GBP	1,945		2,409	12	0
	01/2017		$18,983	BRL	64,390	801	0
UAG	01/2017		1,085	GBP	885	6	0

Total Forward Foreign Currency Contracts						$4,750	$(3,145)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016(2)	Notional Amount(3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	03/20/2019	2.831%	$	20,000	$(1,735)	$958	$0	$(777)
BRC	Banco Espirito Santo S.A.	5.000	12/20/2020	20.084	EUR	2,500	(222)	(584)	0	(806)
GST	Petrobras Global Finance BV	1.000	03/20/2019	2.831	$	15,000	(1,295)	712	0	(583)
	Petrobras Global Finance BV	1.000	09/20/2020	4.072		1,120	(163)	46	0	(117)

							$(3,415)	$1,132	$0	$(2,283)

74	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value(4)
							Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$10,969	$(2,433)	$980	$0	$(1,453)

Total Swap Agreements					$(5,848)	$2,112	$0	$(3,736)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2016:

(o)	Securities with an aggregate market value of $3,689 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$2	$0	$0	$2	$0	$0	$0	$0	$2	$0	$2
BOA	1,300	0	0	1,300	(1,295)	0	0	(1,295)	5	0	5
BPS	804	0	0	804	(1,489)	0	(777)	(2,266)	(1,462)	826	(636)
BRC	0	0	0	0	0	0	(2,259)	(2,259)	(2,259)	2,260	1
CBK	6	0	0	6	(1)	0	0	(1)	5	0	5
GLM	1,303	0	0	1,303	(72)	0	0	(72)	1,231	(1,930)	(699)
GST	0	0	0	0	0	0	(700)	(700)	(700)	603	(97)
JPM	172	0	0	172	(56)	0	0	(56)	116	0	116
MSB	0	0	0	0	(118)	0	0	(118)	(118)	0	(118)
MYC	0	0	0	0	0	0	0	0	0	(15)	(15)
NAB	22	0	0	22	0	0	0	0	22	0	22
RBC	20	0	0	20	0	0	0	0	20	0	20
SCX	269	0	0	269	(51)	0	0	(51)	218	(100)	118
SOG	33	0	0	33	(36)	0	0	(36)	(3)	0	(3)
TOR	813	0	0	813	(27)	0	0	(27)	786	(680)	106
UAG	6	0	0	6	0	0	0	0	6	0	6

Total Over the Counter	$4,750	$0	$0	$4,750	$(3,145)	$0	$(3,736)	$(6,881)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	75

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$32	$0	$0	$4,434	$4,466

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,750	$0	$4,750

	$0	$32	$0	$4,750	$4,434	$9,216

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$5,186	$5,186

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,145	$0	$3,145
Swap Agreements	0	3,736	0	0	0	3,736

	$0	$3,736	$0	$3,145	$0	$6,881

	$0	$3,736	$0	$3,145	$5,186	$12,067

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended December 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$512	$0	$0	$14,420	$14,932

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$33,236	$0	$33,236
Swap Agreements	0	325	0	0	(2,159)	(1,834)

	$0	$325	$0	$33,236	$(2,159)	$31,402

	$0	$837	$0	$33,236	$12,261	$46,334

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$406	$0	$0	$(16,657)	$(16,251)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(13,637)	$0	$(13,637)
Swap Agreements	0	2,783	0	0	2,322	5,105

	$0	$2,783	$0	$(13,637)	$2,322	$(8,532)

	$0	$3,189	$0	$(13,637)	$(14,335)	$(24,783)

76	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$78,934	$986	$79,920
Corporate Bonds & Notes
Banking & Finance	0	293,150	101,244	394,394
Industrials	0	446,018	27,499	473,517
Utilities	0	184,779	0	184,779
Municipal Bonds & Notes
Iowa	0	1,368	0	1,368
New Jersey	0	0	6,521	6,521
Virginia	0	76	0	76
West Virginia	0	12,995	0	12,995
U.S. Government Agencies	0	28,028	0	28,028
U.S. Treasury Obligations	0	10,604	0	10,604
Non-Agency Mortgage-Backed Securities	0	1,426,578	0	1,426,578
Asset-Backed Securities	0	2,188,198	99,088	2,287,286
Sovereign Issues	0	7,432	0	7,432
Common Stocks
Financials	0	0	2,418	2,418
Short-Term Instruments
Repurchase Agreements	0	178,302	0	178,302
Short-Term Notes	0	56,599	0	56,599
U.S. Treasury Bills	0	60,124	0	60,124

Total Investments	$0	$4,973,185	$237,756	$5,210,941

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4,466	$0	$4,466
Over the counter	0	4,750	0	4,750

	$0	$9,216	$0	$9,216

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5,186)	0	(5,186)
Over the counter	0	(6,881)	0	(6,881)

	$0	$(12,067)	$0	$(12,067)

Total Financial Derivative Instruments	$0	$(2,851)	$0	$(2,851)

Totals	$0	$4,970,334	$237,756	$5,208,090

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016(1)
Investments in Securities, at Value
Bank Loan Obligations	$1,726	$0	$0	$3	$0	$(743)	$0	$0	$986	$(743)
Corporate Bonds & Notes
Banking & Finance	103,051	0	(1,254)	36	(49)	(540)	0	0	101,244	(537)
Industrials	44,189	4,359	(48)	133	0	(878)	0	(20,256)	27,499	(283)
Utilities	4,493	0	(4,309)	0	0	(184)	0	0	0	0
Municipal Bonds & Notes
New Jersey	6,944	0	(80)	(2)	0	(341)	0	0	6,521	(339)
Non-Agency Mortgage-Backed Securities	18,261	0	0	91	(2)	420	0	(18,770)	0	0
Asset-Backed Securities	29,864	77,142	0	859	0	(8,777)	0	0	99,088	(8,777)
Common Stocks
Financials	1,694	0	0	0	0	724	0	0	2,418	724

Totals	$210,222	$81,501	$(5,691)	$1,120	$(51)	$(10,319)	$0	$(39,026)	$237,756	$(9,955)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	77

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund (Cont.)

December 31, 2016 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$986	Other Valuation Techniques(2)	—	—
Corporate Bonds & Notes
Banking & Finance	41,877	Proxy Pricing	Base Price	102.360-108.420
	59,367	Reference Instrument	Spread movement	63.960-170.000 bps
Industrials	27,499	Proxy Pricing	Base Price	99.500-101.000
Municipal Bonds & Notes
New Jersey	6,521	Proxy Pricing	Base Price	98.860
Asset-Backed Securities	99,088	Proxy Pricing	Base Price	43.500-99,920
Common Stocks
Financials	2,418	Other Valuation Techniques(2)	—	—

Total	$237,756

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

78	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Dynamic Income Fund

December 31, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 184.5%

BANK LOAN OBLIGATIONS 1.1%
Ancestry.com, Inc.
9.250% due 10/19/2024		$3,100	$3,172
OGX
13.000% due 04/10/2049 ^		646	303
Rackspace Hosting, Inc.
4.500% due 11/03/2023		5,000	5,065
Save-A-Lot
7.000% due 11/29/2023		5,000	4,984

Total Bank Loan Obligations (Cost $13,443)			13,524

CORPORATE BONDS & NOTES 20.4%

BANKING & FINANCE 9.5%
AGFC Capital Trust
6.000% due 01/15/2067 (j)		12,900	6,450
Barclays Bank PLC
7.625% due 11/21/2022 (j)		10,100	11,104
Barclays PLC
6.500% due 09/15/2019 (f)(j)	EUR	2,300	2,356
7.875% due 09/15/2022 (f)	GBP	600	740
8.000% due 12/15/2020 (f)(j)	EUR	2,400	2,673
Cantor Fitzgerald LP
7.875% due 10/15/2019 (j)		$6,540	7,248
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (j)		1,476	1,572
Exeter Finance Corp.
9.750% due 05/20/2019		9,700	9,212
Jefferies Finance LLC
6.875% due 04/15/2022		700	679
7.500% due 04/15/2021 (j)		2,500	2,485
Jefferies LoanCore LLC
6.875% due 06/01/2020 (j)		3,800	3,648
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (h)		17,195	17,027
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	1,500	1,941
7.875% due 06/27/2029 (f)(j)		3,625	4,736
Pinnacol Assurance
8.625% due 06/25/2034 (h)		$10,200	10,196
Preferred Term Securities Ltd.
1.343% due 09/23/2035		909	768
Rio Oil Finance Trust
9.250% due 07/06/2024		3,077	2,908
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)(j)		7,189	6,830
8.000% due 08/10/2025 (f)(j)		4,575	4,392
8.625% due 08/15/2021 (f)(j)		2,720	2,781
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (f)(j)	GBP	1,700	2,109
Springleaf Finance Corp.
8.250% due 12/15/2020 (j)		$580	632
Tesco Property Finance PLC
6.052% due 10/13/2039 (j)	GBP	3,373	4,316
TIG FinCo PLC
8.500% due 03/02/2020		997	1,263
8.750% due 04/02/2020		400	457
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)		$26,623	5,838

			114,361

INDUSTRIALS 7.3%
Buffalo Thunder Development Authority
0.000% due 11/15/2029 (h)		2,483	1
11.000% due 12/09/2022		5,598	2,659
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^(g)		18,491	19,277
Carlson Travel, Inc.
6.750% due 12/15/2023		400	417

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chesapeake Energy Corp.
4.130% due 04/15/2019		$57	$58
Concordia International Corp.
9.000% due 04/01/2022 (j)		1,100	936
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (j)		5,500	5,418
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	300	309
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		$6,000	1,995
8.125% due 06/01/2023		8,785	2,789
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (j)		8,490	7,641
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		1,400	1,225
Millar Western Forest Products Ltd.
8.500% due 04/01/2021 (j)		5,214	2,894
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	2,420	2,652
OGX Austria GmbH
8.500% due 06/01/2018 ^		$16,700	0
Petroleos de Venezuela S.A.
5.500% due 04/12/2037		7,000	2,590
Safeway, Inc.
7.250% due 02/01/2031		510	499
Southern Co.
5.500% due 03/15/2057		1,150	1,163
Spirit Issuer PLC
5.472% due 12/28/2028 (j)	GBP	12,120	15,623
UCP, Inc.
8.500% due 10/21/2017		$10,600	10,535
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	2,076	2,717
6.542% due 03/30/2021		4,464	5,979
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.750% due 02/03/2022 ^		$5,000	14

			87,391

UTILITIES 3.6%
Frontier Communications Corp.
11.000% due 09/15/2025		1,330	1,378
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (j)		2,000	1,983
6.000% due 11/27/2023 (j)		28,000	29,820
Petrobras Global Finance BV
4.875% due 03/17/2020 (j)		1,960	1,943
6.250% due 12/14/2026	GBP	1,500	1,734
6.625% due 01/16/2034		700	755
6.750% due 01/27/2041 (j)		$6,246	5,278
6.850% due 06/05/2115		1,145	933
6.875% due 01/20/2040		113	98

			43,922

Total Corporate Bonds & Notes (Cost $263,621)			245,674

MUNICIPAL BONDS & NOTES 0.1%

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		430	446
7.750% due 01/01/2042		760	772

Total Municipal Bonds & Notes (Cost $1,170)			1,218

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
5.164% due 07/25/2041 (a)(j)		6,848	1,073
5.314% due 10/25/2040 (a)(j)		11,111	1,444
5.594% due 12/25/2037 (a)		386	47
5.684% due 03/25/2037 - 04/25/2037 (a)(j)		23,881	4,208
5.744% due 02/25/2037 (a)		254	40

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.764% due 09/25/2037 (a)(j)		$1,226	$224
5.894% due 11/25/2036 (a)		192	30
5.964% due 06/25/2037 (a)		912	135
5.994% due 10/25/2035 (a)(j)		3,009	539
6.224% due 03/25/2038 (a)(j)		2,594	538
6.244% due 02/25/2038 (a)(j)		1,690	295
6.344% due 06/25/2023 (a)(j)		2,345	258
10.674% due 01/25/2041 (j)		5,985	7,204
Freddie Mac
5.406% due 10/25/2028		2,000	2,135
5.706% due 05/15/2037 (a)		233	30
5.766% due 07/15/2036 (a)(j)		3,364	519
5.876% due 09/15/2036 (a)(j)		1,216	218
5.996% due 04/15/2036 (a)(j)		2,138	279
7.076% due 09/15/2036 (a)(j)		2,109	520
9.756% due 03/25/2029		2,100	2,103
11.256% due 10/25/2028		500	565
11.506% due 03/25/2025		3,264	3,835
12.700% due 09/15/2041 (j)		602	790
15.115% due 09/15/2034		214	242

Total U.S. Government Agencies (Cost $28,515)			27,271

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
0.875% due 01/31/2017		5,800	5,802

Total U.S. Treasury Obligations (Cost $5,802)			5,802

NON-AGENCY MORTGAGE-BACKED SECURITIES 101.7%
Alba PLC
0.633% due 12/15/2038	GBP	9,797	9,685
American Home Mortgage Assets Trust
0.874% due 08/25/2037 ^		$11,572	5,956
1.296% due 11/25/2035 (j)		2,746	2,426
American Home Mortgage Investment Trust
0.884% due 09/25/2045 (j)		7,295	6,068
1.656% due 02/25/2044 (j)		9,739	6,437
Banc of America Alternative Loan Trust
1.156% due 05/25/2035 ^(j)		988	793
6.000% due 06/25/2037 (j)		414	357
6.000% due 06/25/2046		162	142
Banc of America Commercial Mortgage Trust
5.695% due 07/10/2046 (j)		3,037	3,032
Banc of America Funding Trust
0.000% due 06/26/2035		10,469	8,744
0.000% due 07/26/2036		14,149	7,510
0.796% due 08/25/2047 ^		8,149	6,005
0.949% due 04/20/2047 ^(j)		21,430	16,944
1.189% due 02/20/2035 (j)		4,612	3,697
3.051% due 03/20/2036 ^(j)		2,320	2,001
3.229% due 01/20/2047 ^		301	258
3.340% due 01/25/2035		490	217
Banc of America Mortgage Trust
3.082% due 01/25/2036		1,083	1,014
3.247% due 10/20/2046 ^		349	215
Banc of America Re-REMIC Trust
5.743% due 02/17/2051 (j)		38,264	38,827
Bancaja Fondo de Titulizacion de Activos
0.057% due 10/25/2037 (j)	EUR	2,501	2,577
Bayview Commercial Asset Trust
1.186% due 08/25/2034		$185	171
BCAP LLC Trust
2.728% due 07/26/2045		7,018	6,158
2.905% due 07/26/2035		3,473	2,976
2.982% due 11/26/2035 (j)		9,467	8,316
3.076% due 03/26/2035		8,051	7,688
3.082% due 10/26/2035		6,052	5,178
3.153% due 04/26/2037 (j)		21,389	15,452
3.158% due 02/26/2036		7,693	5,467
3.190% due 06/26/2036		6,414	5,167
5.500% due 12/26/2035 (j)		9,744	7,813
6.000% due 08/26/2037		6,034	5,181
Bear Stearns Adjustable Rate Mortgage Trust
4.640% due 06/25/2047 ^(j)		5,056	4,651

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	79

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns ALT-A Trust
0.956% due 02/25/2034 (j)		$7,997	$6,586
3.478% due 11/25/2035 ^(j)		23,649	18,961
3.515% due 09/25/2035 ^(j)		12,630	9,522
Bear Stearns Commercial Mortgage Securities Trust
5.273% due 12/11/2038 (j)		2,928	2,936
BRAD Resecuritization Trust
2.181% due 03/12/2021		26,195	1,730
6.550% due 03/12/2021		4,896	4,776
Celtic Residential Irish Mortgage Securitisation PLC
0.000% due 11/13/2047 (j)	EUR	22,036	23,026
0.031% due 12/14/2048		6,211	6,484
0.098% due 04/10/2048		8,376	8,623
Chase Mortgage Finance Trust
2.872% due 01/25/2036 (j)		$14,079	13,026
3.097% due 03/25/2037 ^(j)		3,980	3,449
Citigroup Mortgage Loan Trust, Inc.
2.990% due 03/25/2036 ^		758	710
3.073% due 02/25/2036		8,380	5,434
3.299% due 10/25/2035 ^(j)		6,946	5,977
3.395% due 09/25/2037 ^(j)		8,995	7,707
Commercial Mortgage Loan Trust
6.095% due 12/10/2049 (j)		3,054	1,934
Commercial Mortgage Pass-Through Certificates
4.750% due 10/15/2045		1,668	1,151
Commercial Mortgage Trust
5.377% due 12/10/2046 (j)		2,342	2,337
Countrywide Alternative Loan Trust
0.774% due 12/25/2035 (a)		17,747	644
0.946% due 09/25/2046 ^(j)		16,463	12,607
1.314% due 11/25/2035 (j)		20,256	17,314
1.554% due 12/25/2035 (a)		11,706	786
3.166% due 06/25/2047		277	217
5.500% due 02/25/2020		281	282
5.500% due 07/25/2035 ^(j)		2,443	2,048
5.500% due 11/25/2035 ^		893	746
5.500% due 01/25/2036 ^		189	184
5.500% due 04/25/2037 (j)		3,366	2,799
5.750% due 01/25/2036		308	252
5.750% due 01/25/2037 ^(j)		10,578	8,622
5.750% due 04/25/2037 ^(j)		3,400	3,214
6.000% due 06/25/2036 ^(j)		510	449
6.000% due 11/25/2036 ^(j)		534	468
6.000% due 12/25/2036		258	175
6.000% due 01/25/2037 ^(j)		2,403	2,096
6.000% due 02/25/2037 ^		1,369	949
6.000% due 03/25/2037 ^(j)		16,716	11,293
6.000% due 04/25/2037 ^(j)		7,705	5,230
6.000% due 07/25/2037 ^(j)		1,994	1,929
6.394% due 07/25/2036 (a)		13,849	3,663
34.463% due 05/25/2037 ^		1,464	2,358
Countrywide Home Loan Mortgage Pass-Through Trust
1.096% due 03/25/2036		2,792	1,579
1.356% due 03/25/2035		232	200
2.626% due 03/25/2046 ^		14,329	8,289
2.987% due 11/20/2035 (j)		12,761	10,777
4.916% due 06/25/2047 ^(j)		9,168	8,078
5.000% due 11/25/2035 ^		67	56
5.500% due 12/25/2034		165	155
5.500% due 11/25/2035 ^		82	73
6.000% due 07/25/2037 ^		344	288
6.000% due 08/25/2037 (j)		8,200	6,937
6.000% due 08/25/2037 ^		4	3
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^(j)		13,923	7,815
Credit Suisse Mortgage Capital Certificates
2.785% due 07/26/2049 (j)		9,426	7,182
3.069% due 04/26/2035 (j)		25,688	21,103
3.120% due 02/27/2047 (j)		60,561	38,512
4.341% due 07/26/2037 (j)		12,744	10,355
5.692% due 04/16/2049 (j)		10,000	9,988
7.000% due 08/26/2036		18,021	8,470
7.000% due 08/27/2036		4,280	2,658
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 (j)		9,566	7,059
Debussy PLC
5.930% due 07/12/2025	GBP	21,250	25,914

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.250% due 07/12/2025	GBP	5,000	$5,574
Deutsche ALT-A Securities, Inc.
6.000% due 10/25/2021 ^		$928	822
Diversity Funding Ltd.
1.483% due 02/10/2046	GBP	402	493
1.983% due 02/10/2046		1,193	1,235
2.483% due 02/10/2046		1,170	1,069
3.733% due 02/10/2046		702	299
4.233% due 02/10/2046 ^		234	0
Emerald Mortgages PLC
0.000% due 07/15/2048 (j)	EUR	23,952	24,730
Epic Drummond Ltd.
0.000% due 01/25/2022		3,658	3,810
First Horizon Alternative Mortgage Securities Trust
2.855% due 08/25/2035 ^		$4,005	818
6.344% due 11/25/2036 (a)		1,739	495
First Horizon Mortgage Pass-Through Trust
5.500% due 08/25/2037 ^		646	528
Fondo de Titulizacion de Activos UCI
0.000% due 06/16/2049	EUR	1,713	1,489
GreenPoint Mortgage Funding Trust
0.956% due 12/25/2046 ^		$4,633	3,376
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	13,062	10,415
GSR Mortgage Loan Trust
3.428% due 11/25/2035		$294	258
6.500% due 08/25/2036 ^		1,078	807
HarborView Mortgage Loan Trust
0.976% due 03/19/2036 (j)		22,561	16,555
0.986% due 01/19/2036 (j)		10,609	7,036
1.389% due 06/20/2035 (j)		12,705	11,502
1.639% due 06/20/2035 (j)		2,891	2,080
Hipocat FTA
0.000% due 10/24/2039	EUR	7,129	6,066
0.000% due 01/15/2050		7,065	5,929
Impac CMB Trust
1.476% due 10/25/2034		$331	292
Impac Secured Assets Trust
0.866% due 05/25/2037 ^		20	15
IndyMac Mortgage Loan Trust
0.956% due 11/25/2046 (j)		9,068	7,555
1.006% due 02/25/2037		4,700	3,109
1.056% due 07/25/2036		767	595
3.215% due 06/25/2037 ^(j)		6,738	5,408
3.374% due 02/25/2035		470	411
4.251% due 03/25/2037		79	69
JPMorgan Alternative Loan Trust
0.956% due 06/25/2037 (j)		41,872	23,908
2.959% due 11/25/2036 ^(j)		3,454	3,438
5.960% due 12/25/2036 ^(j)		9,347	8,246
JPMorgan Chase Commercial Mortgage Securities Trust
1.660% due 06/15/2045 (a)(j)		51,030	2,964
5.502% due 01/12/2043 (j)		3,265	3,271
5.524% due 12/15/2044 (j)		10,584	10,558
6.152% due 02/12/2051 (j)		3,000	3,023
JPMorgan Mortgage Trust
3.009% due 06/25/2037 ^(j)		6,862	6,065
3.058% due 10/25/2036		1,586	1,353
Lavender Trust
5.500% due 09/26/2035		6,808	5,924
6.000% due 11/26/2036		14,877	11,380
LB-UBS Commercial Mortgage Trust
0.482% due 02/15/2040 (a)		117,321	107
5.752% due 02/15/2040		1,700	1,689
5.872% due 06/15/2038		3,947	3,952
Lehman Mortgage Trust
5.500% due 11/25/2035 ^		94	88
6.000% due 08/25/2036 ^		1,348	1,213
6.000% due 09/25/2036 ^(j)		910	766
6.500% due 09/25/2037 ^(j)		5,650	4,239
7.250% due 09/25/2037 ^(j)		33,775	16,950
Lehman XS Trust
1.036% due 07/25/2037		24,663	8,833
1.256% due 07/25/2047		3,672	1,454

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Adjustable Rate Mortgages Trust
0.956% due 05/25/2047 (j)		$25,284	$19,608
1.096% due 05/25/2047 ^		4,806	2,271
MASTR Alternative Loan Trust
1.106% due 03/25/2036		22,885	4,349
1.156% due 03/25/2036		30,249	5,845
Merrill Lynch Mortgage Investors Trust
3.147% due 05/25/2036 (j)		10,376	8,430
Morgan Stanley Capital Trust
5.690% due 04/15/2049 (j)		17,700	17,357
Morgan Stanley Re-REMIC Trust
2.807% due 01/26/2035 (j)		11,082	9,969
2.807% due 02/26/2037		6,285	5,456
2.994% due 07/26/2035 (j)		26,634	22,812
3.043% due 09/26/2035		4,998	4,518
6.000% due 04/26/2036		7,969	7,637
Newgate Funding PLC
0.573% due 12/15/2050	GBP	1,955	2,070
0.934% due 12/15/2050	EUR	2,210	2,001
1.184% due 12/15/2050		4,219	3,624
1.623% due 12/15/2050	GBP	3,335	3,635
Nomura Resecuritization Trust
9.260% due 09/26/2035		$4,498	3,451
NovaStar Mortgage Funding Trust
0.782% due 09/25/2046 (j)		717	589
RBSSP Resecuritization Trust
2.625% due 07/26/2045 (j)		20,150	16,691
3.121% due 05/26/2037 (j)		10,085	7,739
6.000% due 03/26/2036 ^(j)		9,056	7,332
Residential Accredit Loans, Inc. Trust
0.936% due 07/25/2036 (j)		13,214	8,716
0.946% due 05/25/2037 (j)		22,496	18,742
1.567% due 01/25/2046 ^(j)		8,771	6,570
4.659% due 01/25/2036 (j)		1,079	842
6.000% due 08/25/2035 ^		1,006	916
6.000% due 06/25/2036		485	417
6.000% due 09/25/2036 ^		6,346	4,242
7.000% due 10/25/2037 (j)		13,098	11,135
Residential Asset Securitization Trust
5.500% due 07/25/2035 (j)		1,003	904
6.250% due 08/25/2037 ^		4,640	2,559
Residential Funding Mortgage Securities, Inc. Trust
4.679% due 08/25/2036 ^(j)		3,077	2,689
5.850% due 11/25/2035 ^		223	211
6.000% due 04/25/2037 ^(j)		2,235	1,989
Rite Aid Pass-Through Certificates
6.789% due 01/02/2021		10,541	10,780
RiverView HECM Trust
1.090% due 05/25/2047		9,022	7,201
Sequoia Mortgage Trust
1.109% due 07/20/2036		3,573	2,209
1.939% due 10/20/2027		1,157	983
Southern Pacific Securities PLC
3.876% due 12/10/2042	GBP	2,722	3,569
Structured Adjustable Rate Mortgage Loan Trust
3.043% due 04/25/2047 (j)		$3,398	2,619
3.285% due 08/25/2036 (j)		4,111	2,132
4.153% due 02/25/2037 ^(j)		14,170	10,518
Structured Asset Mortgage Investments Trust
0.926% due 03/25/2037 ^		2,297	781
0.946% due 07/25/2046 ^(j)		23,389	19,493
3.162% due 02/25/2036 (j)		6,433	4,623
SunTrust Alternative Loan Trust
6.394% due 04/25/2036 ^(a)		5,729	1,877
TBW Mortgage-Backed Trust
6.500% due 07/25/2036 (j)		23,594	12,909
Theatre Hospitals PLC
3.401% due 10/15/2031	GBP	6,000	7,042
3.401% due 10/15/2031 (j)		12,152	14,264
4.151% due 10/15/2031		847	997
WaMu Mortgage Pass-Through Certificates Trust
1.176% due 06/25/2044		$320	299
1.317% due 06/25/2047 ^		8,566	2,891
1.351% due 07/25/2047 (j)		27,730	23,998
1.447% due 10/25/2046 ^		619	524

80	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.567% due 02/25/2046		$80	$74
1.723% due 07/25/2047 ^(j)		965	740
3.894% due 03/25/2037 ^(j)		5,460	4,980
4.211% due 02/25/2037 ^		375	354
Washington Mutual Mortgage Pass-Through Certificates Trust
0.996% due 01/25/2047 ^(j)		14,916	12,106
1.356% due 07/25/2036 ^(j)		8,932	4,968
6.000% due 04/25/2037 ^(j)		5,056	4,605
Wells Fargo Alternative Loan Trust
3.139% due 07/25/2037 ^(j)		6,348	5,409
5.750% due 07/25/2037 ^(j)		654	582
Wells Fargo Mortgage Loan Trust
3.200% due 04/27/2036 (j)		27,359	24,482
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 07/25/2036 ^		279	282
6.000% due 09/25/2036 ^		550	531
6.000% due 04/25/2037 ^		195	193
6.000% due 06/25/2037 ^		447	439

Total Non-Agency Mortgage-Backed Securities (Cost $1,089,463)			1,222,339

ASSET-BACKED SECURITIES 48.2%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.856% due 09/25/2034		740	565
Airspeed Ltd.
0.974% due 06/15/2032		7,653	5,988
ALM Ltd.
6.380% due 04/16/2027		1,500	1,404
American Money Management Corp. CLO Ltd.
7.931% due 12/09/2026		4,200	4,129
Asset-Backed Funding Certificates Trust
1.806% due 03/25/2034		1,521	1,411
Bear Stearns Asset-Backed Securities Trust
1.306% due 06/25/2036 (j)		8,846	8,026
2.253% due 10/25/2036		5,862	4,219
C-BASS CBO Corp.
1.196% due 09/06/2041		29,908	4,935
Carlyle Global Market Strategies CLO Ltd.
6.186% due 04/27/2027		1,500	1,390
Citigroup Mortgage Loan Trust, Inc.
0.916% due 12/25/2036 (j)		20,066	12,476
0.976% due 12/25/2036 (j)		10,992	5,947
1.016% due 03/25/2037 (j)		27,987	21,504
5.204% due 03/25/2036 ^(j)		2,659	1,908
5.852% due 05/25/2036 ^(j)		583	362
Conseco Finance Securitizations Corp.
9.163% due 03/01/2033 (j)		9,427	8,765
Conseco Financial Corp.
7.060% due 02/01/2031 (j)		5,676	5,801
7.500% due 03/01/2030		9,206	7,582
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 (d)	EUR	2,667	2,325
3.600% due 11/27/2028		1,197	1,264
4.500% due 11/27/2028		1,047	1,107
6.200% due 11/27/2028		1,296	1,333
Countrywide Asset-Backed Certificates
0.886% due 12/25/2036 ^(j)		$16,920	16,732
0.926% due 06/25/2047 (j)		6,089	5,940
0.956% due 04/25/2036 (j)		1,001	997
0.956% due 06/25/2037 ^(j)		11,089	8,197
0.956% due 06/25/2047 (j)		28,115	21,668
1.016% due 01/25/2046 ^		34,594	14,068
1.176% due 06/25/2036 ^(j)		8,000	5,396
1.556% due 03/25/2033		22	21
2.136% due 12/25/2032 ^		274	258
4.541% due 02/25/2036 (j)		207	212
4.825% due 07/25/2036		1,222	1,253
5.505% due 04/25/2036 (j)		615	611
5.588% due 08/25/2036 (j)		617	613
Countrywide Asset-Backed Certificates Trust
0.996% due 03/25/2047 (j)		7,655	5,039
1.486% due 04/25/2036 (j)		21,300	15,169
4.745% due 10/25/2046 ^(j)		3,155	2,853

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Equity Loan Trust
5.657% due 03/25/2034		$667	$2,252
Credit-Based Asset Servicing and Securitization LLC
5.205% due 10/25/2036 (j)		10,800	10,554
CSAB Mortgage-Backed Trust
5.500% due 05/25/2037 ^(j)		5,273	4,743
Dekania Europe CDO PLC
0.203% due 09/27/2037	EUR	2,682	2,396
EMC Mortgage Loan Trust
1.034% due 12/25/2042		$121	117
1.054% due 04/25/2042 (j)		7,192	6,922
3.006% due 04/25/2042		2,813	2,312
First Franklin Mortgage Loan Trust
1.226% due 11/25/2036 (j)		5,000	3,316
1.256% due 12/25/2035 (j)		23,487	17,203
Glacier Funding CDO Ltd.
1.146% due 08/04/2035		11,584	3,226
GMAC Mortgage Corp. Home Equity Loan Trust
6.249% due 12/25/2037 (j)		5,247	5,214
GSAMP Trust
2.631% due 06/25/2034 (j)		1,826	1,612
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
6.792% due 12/25/2031 ^		992	418
JPMorgan Mortgage Acquisition Corp.
1.376% due 12/25/2035 (j)		16,459	12,409
KGS Alpha SBA Trust
1.073% due 04/25/2038 (a)		3,791	119
Lehman XS Trust
6.170% due 06/24/2046 (j)		5,111	4,870
Long Beach Mortgage Loan Trust
0.946% due 02/25/2036 (j)		13,223	8,818
1.016% due 08/25/2045 (j)		38,677	33,133
1.461% due 11/25/2035 (j)		13,368	7,766
1.806% due 02/25/2034		180	174
1.806% due 06/25/2035 (j)		27,300	21,384
Magnetite Ltd.
5.830% due 04/15/2026		2,100	1,948
MASTR Asset-Backed Securities Trust
0.906% due 03/25/2036 (j)		8,042	5,014
1.136% due 01/25/2036		400	339
Mid-State Capital Corp. Trust
6.742% due 10/15/2040		6,636	7,075
Morgan Stanley ABS Capital, Inc. Trust
0.856% due 11/25/2036		2,034	1,221
1.086% due 02/25/2037 (j)		6,828	4,229
1.791% due 01/25/2035		2,307	1,040
Morgan Stanley Home Equity Loan Trust
0.986% due 04/25/2037 (j)		34,750	21,960
National Collegiate Commutation Trust
0.000% due 03/25/2038		37,800	16,790
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 (j)		4,206	4,201
8.490% due 10/15/2030 ^		1,465	473
Option One Mortgage Loan Trust
1.116% due 01/25/2036 (j)		20,000	13,817
Popular ABS Mortgage Pass-Through Trust
2.006% due 08/25/2035		3,663	3,324
Putnam Structured Product Funding Ltd.
9.092% due 02/25/2037		789	801
Residential Asset Mortgage Products Trust
1.559% due 04/25/2034 (j)		10,167	8,988
Residential Asset Securities Corp. Trust
0.996% due 08/25/2036 (j)		11,000	7,627
Saxon Asset Securities Trust
1.206% due 11/25/2037 (j)		13,000	9,804
SLM Student Loan Trust
0.000% due 10/28/2029 (d)		11	9,872
0.000% due 01/25/2042 (d)		9	8,968
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 (d)		9,180	5,353
Soloso CDO Ltd.
1.188% due 10/07/2037		4,800	1,968

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sorin Real Estate CDO Ltd.
1.420% due 10/28/2046	$7,400	$6,727
Sound Point CLO Ltd.
5.732% due 01/23/2027	1,000	915
Soundview Home Loan Trust
1.036% due 06/25/2037 (j)	10,010	6,902
1.256% due 03/25/2036 (j)	16,905	13,165
South Coast Funding Ltd.
1.124% due 01/06/2041	10,923	2,780
1.124% due 01/06/2041 (j)	154,644	39,357
Structured Asset Securities Corp.
5.932% due 05/25/2032 ^(j)	7,112	5,942
Tropic CDO Ltd.
1.200% due 07/15/2036	6,058	4,301
1.760% due 07/15/2034	22,500	13,725

Total Asset-Backed Securities (Cost $569,939)		579,052

	SHARES
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (b)	719,113	39

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR	262,786	0

FINANCIALS 0.1%
TIG FinCo PLC (h)	662,196	604

Total Common Stocks (Cost $5,984)		643

SHORT-TERM INSTRUMENTS 10.1%

REPURCHASE AGREEMENTS (i) 5.3%
		63,827

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 2.2%
Federal Home Loan Bank
0.497% due 01/05/2017 - 01/11/2017 (d)(e)	$24,500	24,499
0.507% due 01/18/2017 (d)(e)	2,600	2,600

		27,099

U.S. TREASURY BILLS 2.6%
0.455% due 02/02/2017 - 03/16/2017 (c)(d)(l)(n)	31,042	31,020

Total Short-Term Instruments (Cost $121,946)		121,946

Total Investments in Securities (Cost $2,099,883)		2,217,469

Total Investments 184.5% (Cost $2,099,883)		$2,217,469

Financial Derivative Instruments (k)(m) (1.1)% (Cost or Premiums, net $(30,319))		(13,382)

Other Assets and Liabilities, net (83.4)%		(1,002,183)

Net Assets 100.0%		$1,201,904

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	81

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Buffalo Thunder Development Authority 0.000% due 11/15/2029	12/08/2014	$0	$1	0.00%
KGH Intermediate Holdco LLC 12.000% due 08/08/2019	08/07/2014	16,998	17,027	1.42
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	10,200	10,196	0.85
TIG FinCo PLC	04/02/2015	982	604	0.05

		$28,180	$27,828	2.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SSB	0.010%	12/30/2016	01/03/2017	$6,127	U.S. Treasury Notes 3.500% due 02/15/2018(2)	$(6,250)	$6,127	$6,127
BOS	0.400	12/30/2016	01/03/2017	4,800	U.S. Treasury Bonds 2.875% due 05/15/2043	(5,015)	4,800	4,800
IND	0.500	12/30/2016	01/03/2017	52,900	U.S. Treasury Notes 3.750% due 11/15/2018	(53,994)	52,900	52,903

Total Repurchase Agreements						$(65,259)	$63,827	$63,830

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date		Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BCY	1.500%	12/16/2016	TBD	(4)	$ (2,695)	$ (2,697)
	1.900	11/16/2016	02/16/2017		(4,438)	(4,449)
	2.364	10/05/2016	01/05/2017		(4,290)	(4,315)
	2.382	10/24/2016	01/24/2017		(29,598)	(29,737)
	2.382	11/09/2016	02/09/2017		(5,022)	(5,040)
	2.411	11/21/2016	02/21/2017		(7,182)	(7,203)
	2.431	11/30/2016	03/02/2017		(21,268)	(21,317)
	2.494	12/21/2016	03/21/2017		(22,734)	(22,754)
	2.846	09/22/2016	09/22/2017		(1,431)	(1,442)
BOS	2.457	12/16/2016	01/18/2017		(12,231)	(12,246)
BPG	2.647	01/11/2016	01/11/2017		(3,449)	(3,540)
	2.731	03/16/2016	03/16/2017		(22,947)	(23,457)
BPS	1.640	10/06/2016	01/06/2017		(1,958)	(1,966)
	1.690	07/26/2016	01/26/2017		(1,457)	(1,468)
	1.700	11/07/2016	01/31/2017		(2,457)	(2,464)
	1.740	12/01/2016	03/02/2017		(802)	(803)
	1.840	12/22/2016	03/16/2017		(8,979)	(8,985)
	2.843	12/09/2016	06/09/2017		(7,770)	(7,785)
	2.843	12/12/2016	06/09/2017		(11,843)	(11,864)
	2.996	09/01/2016	09/01/2017		(52,941)	(53,487)
BRC	1.850	11/16/2016	02/16/2017		(5,481)	(5,495)
	2.734	11/02/2016	11/02/2017		(5,655)	(5,682)

82	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date		Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
DBL	3.103%	12/12/2016	12/12/2017	$	(22,539)	$(22,582)
DEU	1.850	11/18/2016	02/09/2017		(2,178)	(2,183)
FOB	2.445	12/14/2016	01/17/2017		(7,164)	(7,174)
	2.611	11/23/2016	01/23/2017		(941)	(944)
JML	1.650	12/05/2016	01/10/2017		(1,576)	(1,578)
	1.650	12/13/2016	01/10/2017		(18,233)	(18,251)
JPS	2.430	11/29/2016	03/01/2017		(5,036)	(5,048)
MSB	2.631	05/04/2016	05/01/2017		(15,074)	(15,105)
	2.634	05/02/2016	05/01/2017		(5,460)	(5,485)
	2.637	04/29/2016	05/01/2017		(27,515)	(27,641)
	2.680	08/25/2016	08/25/2017		(43,390)	(43,511)
	2.681	12/01/2016	12/01/2017		(5,650)	(5,664)
	2.687	08/29/2016	08/29/2017		(76,014)	(76,205)
NOM	2.481	08/03/2016	02/03/2017		(8,544)	(8,578)
	2.483	08/08/2016	02/08/2017		(16,000)	(16,059)
PAR	0.850	11/17/2016	01/27/2017	GBP	(3,428)	(4,229)
RBC	2.397	11/07/2016	05/08/2017	$	(8,186)	(8,217)
	2.495	08/18/2016	02/21/2017		(3,229)	(3,260)
	2.550	09/26/2016	03/27/2017		(4,002)	(4,030)
RCE	1.193	10/14/2016	01/16/2017	GBP	(2,978)	(3,680)
	1.296	10/18/2016	01/18/2017		(10,624)	(13,129)
RDR	1.390	07/19/2016	01/19/2017	$	(7,071)	(7,117)
	1.650	10/28/2016	01/30/2017		(4,640)	(4,654)
	1.650	11/03/2016	02/03/2017		(7,148)	(7,168)
	1.650	11/07/2016	02/07/2017		(2,745)	(2,752)
RTA	2.208	04/13/2016	04/12/2017		(7,491)	(7,613)
	2.222	04/07/2016	04/06/2017		(28,555)	(29,033)
	2.225	04/22/2016	04/21/2017		(1,542)	(1,566)
	2.225	05/16/2016	05/15/2017		(37,773)	(38,315)
	2.227	05/12/2016	05/11/2017		(22,824)	(23,157)
	2.227	08/19/2016	05/11/2017		(5,539)	(5,586)
	2.230	04/29/2016	04/27/2017		(8,493)	(8,624)
	2.244	04/28/2016	04/27/2017		(14,071)	(14,290)
	2.247	07/11/2016	07/10/2017		(10,836)	(10,955)
	2.273	07/14/2016	07/13/2017		(34,995)	(35,377)
	2.285	06/10/2016	06/09/2017		(9,683)	(9,810)
	2.312	05/31/2016	05/30/2017		(7,720)	(7,828)
	2.326	07/21/2016	07/20/2017		(4,292)	(4,338)
	2.359	07/27/2016	07/25/2017		(9,206)	(9,303)
	2.543	11/14/2016	05/15/2017		(7,496)	(7,522)
	2.559	09/23/2016	03/23/2017		(11,366)	(11,448)
	2.559	10/28/2016	05/01/2017		(2,820)	(2,833)
	2.574	11/22/2016	05/22/2017		(7,287)	(7,309)
	2.605	11/22/2016	11/21/2017		(14,085)	(14,128)
	2.645	12/08/2016	12/07/2017		(9,910)	(9,929)
	2.790	12/22/2016	12/21/2017		(17,914)	(17,931)
SBI	1.782	10/24/2016	01/24/2017		(2,662)	(2,671)
	1.835	11/29/2016	03/01/2017		(8,499)	(8,514)
SOG	0.200	11/23/2016	02/23/2017	EUR	(3,939)	(4,147)
	0.237	10/25/2016	01/25/2017		(2,181)	(2,297)
	0.385	09/23/2016	01/23/2017		(19,884)	(20,954)
	1.600	12/05/2016	01/31/2017	$	(965)	(966)
	1.650	08/26/2016	02/27/2017		(5,017)	(5,047)
	1.650	10/24/2016	02/27/2017		(1,370)	(1,374)
	1.650	11/28/2016	02/27/2017		(2,768)	(2,776)
	2.526	08/05/2016	02/06/2017		(19,997)	(20,077)
	2.526	10/11/2016	04/11/2017		(12,018)	(12,089)
	2.533	11/09/2016	05/09/2017		(3,483)	(3,496)
	2.540	10/27/2016	04/27/2017		(8,294)	(8,334)
	2.556	08/17/2016	02/17/2017		(11,445)	(11,482)
	2.587	11/28/2016	05/30/2017		(27,688)	(27,760)
	2.613	12/14/2016	06/14/2017		(15,819)	(15,842)
UBS	0.480	10/18/2016	01/18/2017	EUR	(16,976)	(17,889)
	1.080	11/18/2016	01/20/2017	GBP	(3,127)	(3,859)
	1.600	10/28/2016	01/30/2017	$	(1,243)	(1,247)
	1.730	11/28/2016	02/28/2017		(5,198)	(5,207)
	1.830	11/14/2016	02/14/2017		(5,834)	(5,849)
	1.850	12/28/2016	03/14/2017		(3,573)	(3,574)
	2.334	10/25/2016	01/25/2017		(2,454)	(2,465)
	2.374	07/05/2016	01/05/2017		(2,316)	(2,344)
	2.387	11/09/2016	02/09/2017		(3,407)	(3,419)

Total Reverse Repurchase Agreements						$(1,023,014)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	83

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2016 was $(1,034,082) at a weighted average interest rate of 2.151%.
(4)	Open maturity reverse repurchase agreement.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2016:

(j)	Securities with an aggregate market value of $1,371,835 and cash of $1,405 have been pledged as collateral under the terms of the following master agreements as of December 31, 2016.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(98,954)	$0	$(98,954)	$134,720	$35,766
BOS	4,800	(12,246)	0	(7,446)	11,936	4,490
BPG	0	(26,997)	0	(26,997)	36,584	9,587
BPS	0	(88,822)	0	(88,822)	120,708	31,886
BRC	0	(11,177)	0	(11,177)	15,527	4,350
DBL	0	(22,582)	0	(22,582)	39,805	17,223
DEU	0	(2,183)	0	(2,183)	2,781	598
FOB	0	(8,118)	0	(8,118)	9,905	1,787
IND	52,903	0	0	52,903	(53,994)	(1,091)
JML	0	(19,829)	0	(19,829)	24,872	5,043
JPS	0	(5,048)	0	(5,048)	7,120	2,072
MSC	0	(173,611)	0	(173,611)	241,523	67,912
NOM	0	(24,637)	0	(24,637)	30,478	5,841
PAR	0	(4,229)	0	(4,229)	5,277	1,048
RBC	0	(15,507)	0	(15,507)	22,313	6,806
RCE	0	(16,809)	0	(16,809)	19,914	3,105
RDR	0	(21,691)	0	(21,691)	23,012	1,321
RTA	0	(276,895)	0	(276,895)	367,804	90,909
SBI	0	(11,185)	0	(11,185)	13,144	1,959
SOG	0	(136,641)	0	(136,641)	180,412	43,771
SSB	6,127	0	0	6,127	(6,250)	(123)
UBS	0	(45,853)	0	(45,853)	57,667	11,814

Total Borrowings and Other Financing Transactions	$63,830	$(1,023,014)	$0

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(51,197)	$(53,319)	$(2,697)	$(107,213)
U.S. Government Agencies	0	(6,122)	(9,920)	0	(16,042)
Non-Agency Mortgage-Backed Securities	0	(98,001)	(115,880)	(432,270)	(646,151)
Asset-Backed Securities	0	(12,433)	(55,807)	(185,368)	(253,608)

Total Borrowings	$0	$(167,753)	$(234,926)	$(620,335)	$(1,023,014)

Gross amount of recognized liabilities for reverse repurchase agreements					$(1,023,014)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016(2)	Notional Amount(3)	Market Value	Unrealized Appreciation	Variation Margin
							Asset	Liability
Navient Corp.	5.000%	12/20/2021	3.595%	$4,600	$ 292	$312	$5	$0

84	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/21/2021	$117,200	$(2,686)	$(4,349)	$138	$0
Receive	3-Month USD-LIBOR	4.000	06/20/2022	134,000	(13,919)	12,298	0	(214)
Pay	3-Month USD-LIBOR	1.750	12/21/2023	291,000	(8,138)	(13,620)	587	0
Receive	3-Month USD-LIBOR	1.750	12/21/2026	303,000	(16,909)	(24,342)	1,034	0
Receive	3-Month USD-LIBOR	2.500	06/15/2036	110,300	1,573	12,579	0	(664)
Receive	3-Month USD-LIBOR	2.750	03/20/2043	76,400	(2,490)	(4,021)	0	(593)
Receive	3-Month USD-LIBOR	3.750	06/18/2044	12,200	(2,836)	(2,809)	0	(107)
Receive	3-Month USD-LIBOR	3.500	12/17/2044	44,200	(8,090)	(5,483)	0	(387)
Receive	3-Month USD-LIBOR	3.250	06/17/2045	45,600	(6,033)	(2,303)	0	(398)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	3,800	(120)	(164)	0	(33)

					$(59,648)	$(32,214)	$1,759	$(2,396)

Total Swap Agreements					$(59,356)	$(31,902)	$1,764	$(2,396)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2016:

(l)	Securities with an aggregate market value of $11,243 and cash of $24,038 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,764	$1,764	$0	$0	$(2,396)	$(2,396)

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2017	GBP	195		$239	$0	$(1)
	01/2017		$68,927	EUR	66,276	849	0
	02/2017	EUR	66,276		$69,023	0	(846)
BPS	01/2017		71,100		75,411	557	0
	01/2017	GBP	62,936		78,699	1,130	0
CBK	01/2017		$8,570	EUR	8,190	70	(17)
GLM	01/2017	BRL	1,563		$478	0	(2)
	01/2017	EUR	3,987		4,184	7	(20)
	01/2017	GBP	14,314		17,836	193	0
	01/2017		$480	BRL	1,563	1	0
	01/2017		1,008	GBP	799	0	(24)
JPM	01/2017	EUR	969		$1,012	0	(8)
	01/2017		$848	EUR	796	0	(10)
NAB	01/2017	GBP	208		$261	4	0
RBC	01/2017		610		759	7	0
SCX	01/2017	EUR	7,378		7,841	73	0

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	85

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SOG	01/2017		$94,451	GBP	76,611	$0	$(28)
	02/2017	GBP	76,611		$94,516	26	0
UAG	01/2017	EUR	261		278	3	0
	01/2017		$8,957	EUR	8,433	0	(79)
	01/2017		1,046	GBP	853	6	0

Total Forward Foreign Currency Contracts						$2,926	$(1,035)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2016(2)	Notional Amount(3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	06/20/2021	4.502%	$ 4,600	$(1,243)	$608	$0	$(635)
	Petrobras Global Finance BV	1.000	12/20/2021	4.729	100	(16)	0	0	(16)
	Royal Bank of Scotland PLC	1.000	12/20/2018	1.677	800	(20)	9	0	(11)
BRC	Petrobras Global Finance BV	1.000	06/20/2021	4.502	800	(218)	108	0	(110)
GST	Petrobras Global Finance BV	1.000	06/20/2021	4.502	3,931	(1,070)	528	0	(542)
	Petrobras Global Finance BV	1.000	12/20/2021	4.729	500	(78)	(2)	0	(80)
HUS	Petrobras Global Finance BV	1.000	09/20/2020	4.072	240	(34)	9	0	(25)
	Petrobras Global Finance BV	1.000	06/20/2021	4.502	7,200	(1,968)	974	0	(994)

						$(4,647)	$2,234	$0	$(2,413)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value(4)
							Asset	Liability
FBF	ABX.HE.AA.6-2 Index	0.170%	05/25/2046	$28,886	$(25,672)	$13,444	$0	$(12,228)

Total Swap Agreements					$(30,319)	$15,678	$0	$(14,641)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

86	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2016:

(n)	Securities with an aggregate market value of $13,993 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2016.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$849	$0	$0	$849	$(847)	$0	$0	$(847)	$2	$0	$2
BPS	1,687	0	0	1,687	0	0	(662)	(662)	1,025	(2,070)	(1,045)
BRC	0	0	0	0	0	0	(110)	(110)	(110)	0	(110)
CBK	70	0	0	70	(17)	0	0	(17)	53	0	53
FBF	0	0	0	0	0	0	(12,228)	(12,228)	(12,228)	12,311	83
GLM	201	0	0	201	(46)	0	0	(46)	155	(330)	(175)
GST	0	0	0	0	0	0	(622)	(622)	(622)	701	79
HUS	0	0	0	0	0	0	(1,019)	(1,019)	(1,019)	981	(38)
JPM	0	0	0	0	(18)	0	0	(18)	(18)	0	(18)
NAB	4	0	0	4	0	0	0	0	4	0	4
RBC	7	0	0	7	0	0	0	0	7	0	7
SCX	73	0	0	73	0	0	0	0	73	0	73
SOG	26	0	0	26	(28)	0	0	(28)	(2)	0	(2)
UAG	9	0	0	9	(79)	0	0	(79)	(70)	0	(70)

Total Over the Counter	$2,926	$0	$0	$2,926	$(1,035)	$0	$(14,641)	$(15,676)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of December 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$5	$0	$0	$1,759	$1,764

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,926	$0	$2,926

	$0	$5	$0	$2,926	$1,759	$4,690

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$2,396	$2,396

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,035	$0	$1,035
Swap Agreements	0	14,641	0	0	0	14,641

	$0	$14,641	$0	$1,035	$0	$15,676

	$0	$14,641	$0	$1,035	$2,396	$18,072

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	87

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended December 31, 2016:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$26	$0	$0	$23,726	$23,752

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,686	$0	$19,686
Swap Agreements	0	130	0	0	0	130

	$0	$130	$0	$19,686	$0	$19,816

	$0	$156	$0	$19,686	$23,726	$43,568

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$312	$0	$0	$(16,498)	$(16,186)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,012)	$0	$(7,012)
Swap Agreements	0	2,668	0	0	0	2,668

	$0	$2,668	$0	$(7,012)	$0	$(4,344)

	$0	$2,980	$0	$(7,012)	$(16,498)	$(20,530)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,221	$303	$13,524
Corporate Bonds & Notes
Banking & Finance	0	77,926	36,435	114,361
Industrials	0	76,856	10,535	87,391
Utilities	0	43,922	0	43,922
Municipal Bonds & Notes
Illinois	0	1,218	0	1,218
U.S. Government Agencies	0	27,271	0	27,271
U.S. Treasury Obligations	0	5,802	0	5,802
Non-Agency Mortgage-Backed Securities	0	1,202,450	19,889	1,222,339
Asset-Backed Securities	0	535,554	43,498	579,052
Common Stocks
Consumer Discretionary	39	0	0	39
Financials	0	0	604	604
Short-Term Instruments
Repurchase Agreements	0	63,827	0	63,827
Short-Term Notes	0	27,099	0	27,099
U.S. Treasury Bills	0	31,020	0	31,020

Total Investments	$39	$2,106,166	$111,264	$2,217,469

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2016
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,764	$0	$1,764
Over the counter	0	2,926	0	2,926

	$0	$4,690	$0	$4,690

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,396)	0	(2,396)
Over the counter	0	(15,676)	0	(15,676)

	$0	$(18,072)	$0	$(18,072)

Total Financial Derivative Instruments	$0	$(13,382)	$0	$(13,382)

Totals	$39	$2,092,784	$111,264	$2,204,087

There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2016.

88	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2016 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2016:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2016(1)
Investments in Securities, at Value
Bank Loan Obligations	$529	$0	$0	$1	$0	$(227)	$0	$0	$303	$(228)
Corporate Bonds & Notes
Banking & Finance	36,558	0	(113)	53	1	(64)	0	0	36,435	(71)
Industrials	10,671	0	0	6	0	(142)	0	0	10,535	(142)
Non-Agency Mortgage-Backed Securities	29,243	10	(2,171)	16	391	(1,673)	0	(5,927)	19,889	(1,177)
Asset-Backed Securities	28,781	33,836	0	317	0	(5,368)	0	(14,068)	43,498	(3,847)
Common Stocks
Financials	423	0	0	0	0	181	0	0	604	181

Totals	$106,205	$33,846	$(2,284)	$393	$392	$(7,293)	$0	$(19,995)	$111,264	$(5,284)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$303	Other Valuation Techniques(2)	—	—
Corporate Bonds & Notes
Banking & Finance	10,196	Proxy Pricing	Base Price	102.677
	26,239	Reference Instrument	Spread Movement	63.962-170.000 bps
Industrials	10,535	Proxy Pricing	Base Price	99.500
Non-Agency Mortgage-Backed Securities	19,889	Proxy Pricing	Base Price	6.650-105.500
Asset-Backed Securities	43,498	Proxy Pricing	Base Price	3.141-99,920
Common Stocks
Financials	604	Other Valuation Techniques(2)	—	—

Total	$111,264

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2016	89

Notes to Financial Statements

1. ORGANIZATION

PCM Fund, Inc., PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Strategic Income Fund, Inc., PIMCO Dynamic Credit and Mortgage Income Fund (formerly, PIMCO Dynamic Credit Income Fund) and PIMCO Dynamic Income Fund (each a “Fund” and collectively the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Dynamic Income Fund were organized as Massachusetts business trusts on the dates shown in the table below. PCM Fund, Inc. and PIMCO Strategic Income Fund, Inc. were organized as Maryland corporations on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date
PCM Fund, Inc.	June 23, 1993
PIMCO Global StocksPLUS® & Income Fund	February 16, 2005
PIMCO Income Opportunity Fund	September 12, 2007
PIMCO Strategic Income Fund, Inc.	December 9, 1993
PIMCO Dynamic Credit and Mortgage Income Fund	September 27, 2012
PIMCO Dynamic Income Fund	January 19, 2011

PCM Fund, Inc. has the authority to issue 300 million shares of $0.001 par value common stock. PIMCO Strategic Income Fund, Inc. has the authority to issue 500 million shares of $0.00001 par value common stock. PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Dynamic Income Fund have authorized an unlimited number of Common Shares at a par value of $0.00001 per share.

Hereinafter, the terms “Trustee” or “Trustees” shall refer to a Director or Directors of applicable Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of

90	PIMCO CLOSED-END FUNDS

December 31, 2016 (Unaudited)

spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions — Common Shares  The following table shows the anticipated frequency of distributions from net investment income and gains from the sale of portfolio securities and other sources to common shareholders.

Distribution Frequency
Fund Name	Declared	Distributed
PCM Fund, Inc.	Monthly	Monthly
PIMCO Dynamic Credit and Mortgage Income Fund	Monthly	Monthly
PIMCO Dynamic Income Fund	Monthly	Monthly
PIMCO Global StocksPLUS® & Income Fund	Monthly	Monthly
PIMCO Income Opportunity Fund	Monthly	Monthly
PIMCO Strategic Income Fund, Inc.	Monthly	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

A Fund may engage in investment strategies, including the use of derivatives, to, among other things, generate current, distributable income even if such strategies could potentially result in declines in the Fund’s net asset value (“NAV”). A Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. equity markets or the Fund’s debt investments, or arising from its use of derivatives. A Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”), and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains). Consequently, common shareholders may receive distributions and owe tax at a time when their investment in a Fund has declined in value, which tax may be at ordinary income rates, and which may be economically similar to a taxable return of capital. The tax treatment of certain derivatives may be open to different interpretations. Any recharacterization of payments made or received by a Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.

PIMCO Strategic Income Fund, Inc. (“RCS”) accounts for mortgage dollar rolls as financing transactions. Please see “Federal Income Tax Matters” in the Notes to Financial Statements for information regarding such treatment by RCS and its impact on the Fund’s distributions and related tax consequences.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of a Fund’s distributions during the reporting period, the Fund references its internal accounting records at the time the distribution is paid and generally bases its projections of the final tax character of those distributions on the tax characteristics of the distribution reflected in its internal accounting records at the time of such payment. If, based on such records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Notwithstanding a Fund’s estimates and projections, it is possible that a Fund may not issue a Section 19 Notice in situations where the

SEMIANNUAL REPORT	DECEMBER 31, 2016	91

Notes to Financial Statements (Cont.)

Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Additionally, given differences in tax and U.S. GAAP treatment of certain distributions, a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP might report that the sources of these distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or mortgage dollar rolls, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows, as applicable, have been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. The ASU did not have an impact on the Funds’ financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value (“NAV”) per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

92	PIMCO CLOSED-END FUNDS

December 31, 2016 (Unaudited)

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S.

securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Fund is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market-based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker

SEMIANNUAL REPORT	DECEMBER 31, 2016	93

Notes to Financial Statements (Cont.)

Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments of each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to

94	PIMCO CLOSED-END FUNDS

December 31, 2016 (Unaudited)

market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or based on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

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Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with a Fund’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or exposure to investments in or originations of loans through investments in a mutual fund or other pooled investment vehicle. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement.

In the event of the insolvency of the agent selling a participation, a Fund may be treated as a general creditor of the agent and may not benefit from any set-off between the agent and the borrower. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans or acting as an originator of loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, lender liability, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans. To the extent that a Fund originates a loan, it may be responsible for all or a substantial portion of the expenses associated with initiating the loan. This may include significant legal and due diligence expenses, which will be indirectly borne by a Fund and its shareholders. A Fund may pay fees and expenses associated with originating a loan, including significant legal and due diligence expenses, irrespective of whether the loan transaction is ultimately consummated or closed.

Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Fund may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Fund may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Fund to do so. Alternatively, a Fund may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Fund may have less information about such issuers than other investors who transact in such assets.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even

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though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. Because investing in unfunded loan commitments creates a future obligation for a Fund to provide funding to a borrower upon demand in exchange for a fee, the Fund will segregate or earmark liquid assets with the Fund’s custodian in amounts sufficient to satisfy any such future obligations. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of December 31, 2016, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of both principal and interest. Interest may be determined by fixed or adjustable rates. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans (“CMBS”) reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including without limitation, auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is typically backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Fund may invest in parallel-pay and

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Notes to Financial Statements (Cont.)

planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Fund may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” below).

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may generally be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at December 31, 2016 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities. Government-related guarantors (i.e., not backed by the full faith and

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credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where they seek to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price (see Note 7, Principal Risks).

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may

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result in interest income to the Fund. Sale-buybacks involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price (see Note 7, Principal Risks).

(d) Mortgage Dollar Rolls  Certain Funds may enter into mortgage dollar roll transactions. Mortgage dollar rolls involve a Fund selling securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, same or similar interest rate and maturity) securities on a specified future date. The difference between the selling price and future purchase price is an adjustment to interest income on the Statements of Operations. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund’s dollar roll transactions are intended to enhance the Fund’s yield by earning a spread between the yield on the underlying mortgage securities and short-term interest rates. Dollar rolls involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price (see Note 7, Principal Risks). PIMCO Strategic Income Fund, Inc. (“RCS”) accounts for mortgage dollar rolls as financing transactions. Please see “Federal Income Tax Matters” in the Notes to Financial Statements for information regarding such treatment by RCS and its impact on the Fund’s distributions and related tax consequences.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds may use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and of the realized appreciation (depreciation) and changes in unrealized appreciation (depreciation) related to such instruments on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

PIMCO Global StocksPLUS® & Income Fund is subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to recent rule changes by the Commodity Futures Trading Commission (the “CFTC”). The Manager has registered with the CFTC as a Commodity Pool Operator and a Commodity Trading Adviser with respect to the Fund, and is a member of the National Futures

Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to PIMCO Global StocksPLUS® & Income Fund. Compliance with the CFTC’s regulatory requirements could increase PIMCO Global StocksPLUS® & Income Fund’s expenses, adversely affecting its total return.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss).

Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. The contractual obligations of a buyer or seller of a forward foreign currency contract may generally be satisfied by taking or making physical delivery of the underlying currency, establishing an opposite position in the contract and recognizing the profit or loss on both positions simultaneously on the delivery date or, in some instances, paying a cash settlement before the designated date of delivery. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. Although forwards may be intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values or for other investment purposes. Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures

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broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily, and based on changes in the price of the contracts, a Fund pays or receives cash or other eligible assets equal to the daily change in the value of the contract (“variation margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. An option on an instrument (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Options”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently

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marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains (losses) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains (losses) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, however, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments

(referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for

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the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate loan, U.S. municipal, U.S. Treasury or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Credit default swaps on indices are instruments often used to attempt to protect investors owning bonds against default, but may also be used for speculative purposes.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential undiscounted amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. If a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the

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interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Asset Segregation  Certain of the transactions described above can be viewed as constituting a form of borrowing or financing transaction by a Fund. In such event, a Fund may but is not required to cover its commitment under such transactions by segregating or “earmarking” assets in accordance with procedures adopted by the Board, in which case such transactions will not be considered “senior securities” by the Fund. With respect to forwards, futures contracts, options and swaps that are contractually permitted or required to cash settle (i.e., where physical delivery of the underlying reference asset is not required), a Fund is permitted to segregate or earmark liquid assets equal to the Fund’s daily marked-to-market net obligation under the derivative instrument, if any, rather than the derivative’s full notional value. By segregating or earmarking liquid assets equal to only its net marked-to-market obligation under derivatives that are required to cash settle, a Fund will have the ability to employ leverage to a greater extent than if a Fund were to segregate or earmark liquid assets equal to the full notional value of the derivative.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Convexity is an additional measure used to understand a security’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates and may be positive or negative Securities with negative convexity may experience greater losses during periods of rising interest rates, and accordingly Funds holding such securities may be subject to a greater risk of losses in periods of rising interest rates. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery, the Federal Reserve Board’s conclusion of its quantitative easing program, and recent increases in interest rates for the first time since 2006, could potentially increase the probability of an upward interest rate environment in the near future. During periods

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of very low or negative interest rates, a Fund may be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates. Rising interest rates may result in a decline in value of a Fund’s fixed-income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause a Fund to lose value.

Foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure. If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of a Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. PIMCO, as Manager, seeks to minimize counterparty risks to a Fund in a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to a Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund

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subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to over the counter swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Master Netting Arrangements  The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty (cash).

Cash collateral received is typically not held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Funds and select counterparties. Master Repo Agreements maintain provisions for, among other things, transaction initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivatives transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the CFTC, or the applicable regulator. In the United States, counterparty risk may be reduced as creditors of a futures broker do not have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and

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select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, New York Stock Exchange listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate
PCM Fund, Inc.	0.900%	(1)
PIMCO Global StocksPLUS® & Income Fund	1.105%	(2)
PIMCO Income Opportunity Fund	1.055%	(1)
PIMCO Strategic Income Fund, Inc.	0.955%	(3)
PIMCO Dynamic Credit and Mortgage Income Fund	1.150%	(4)
PIMCO Dynamic Income Fund	1.150%	(4)

(1)

Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets refer to the total assets of each Fund (including assets attributable to any reverse repurchase agreements, borrowings and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities representing reverse repurchase agreements and borrowings).

(2)

Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets refer to the total assets of each Fund (including assets attributable to any preferred shares and borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

(3)	Management fees calculated based on the Fund’s average daily net asset value (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).
(4)

Management fees calculated based on the Fund’s average daily “total managed assets”. Total managed assets includes total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar rolls, borrowings and preferred shares that may be outstanding) minus accrued liabilities (other than liabilities representing reverse repurchase agreements, dollar rolls and borrowings).

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loan and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expense, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled investment vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses

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associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an “interested person” under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed-end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Flexible Credit Income Fund, a closed end management investment company managed by PIMCO that is operated as an “interval fund” (the “PIMCO-Managed Interval Fund”) PIMCO Managed Accounts Trust, an open-end investment company with multiple series for which PIMCO serves as investment adviser and administrator (“PMAT” and, together with the PIMCO Closed-End Funds and the PIMCO-Managed Interval Fund, the “PIMCO-Managed Funds”). In addition, each of the Independent Trustees also serves as a trustee of certain investment companies (together, the “Allianz-Managed Funds”), for which Allianz Global Investors Fund Management (“AGIFM”), an affiliate of PIMCO that served as the investment manager of the PIMCO Managed Funds prior to the close of business on September 5, 2014, serves as investment adviser.

Each Independent Trustee currently receives annual compensation of $225,000 for his or her service on the Boards of the PIMCO-Managed Funds, payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses.

Each Trustee’s compensation for his or her service as a Trustee on the Boards of the PIMCO Managed Funds and other costs in connection with joint meetings of such Funds are allocated among the PIMCO-Managed Funds, as applicable, on the basis of fixed percentages between PMAT and the PIMCO Closed-End Funds. Trustee compensation and other costs will then be further allocated pro rata among the individual PIMCO-Managed Funds within each grouping based on each such PIMCO-Managed Fund’s relative net assets.

9. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended December 31, 2016, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands†):

	Purchases	Sales
PCM Fund, Inc.	$—	$5,433
PIMCO Global StocksPLUS® & Income Fund	736	371
PIMCO Income Opportunity Fund	3,623	18,023
PIMCO Strategic Income Fund, Inc.	—	5,217
PIMCO Dynamic Credit and Mortgage Income Fund	27,360	314,572
PIMCO Dynamic Income Fund	4,525	103,294

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. GUARANTEES AND INDEMNIFICATIONS

Under the organizational documents of PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Dynamic Income Fund each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Under the organizational documents of PCM Fund, Inc., and PIMCO Strategic Income Fund, Inc., each Director and officer is indemnified to the fullest extent permitted by Maryland law and the Act. For PCM Fund, Inc., employees and agents of the Fund are also indemnified to the maximum extent permitted by Maryland Law and the Act. For PIMCO Strategic Income Fund, Inc., employees and agents of the Fund may be indemnified to the extent determined by the Board and subject to the limitations of the Act. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains

108	PIMCO CLOSED-END FUNDS

December 31, 2016 (Unaudited)

(which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2016, as indicated below, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PCM Fund, Inc.	$0	$0	$24,004	$7,927
PIMCO Global StocksPLUS® & Income Fund	0	107	17,854	10,623
PIMCO Income Opportunity Fund	0	400	98,437	73,128
PIMCO Strategic Income Fund, Inc.	101,037	0	60,800	23,552
PIMCO Dynamic Credit and Mortgage Income Fund	4,817	1,498	912,201	750,197
PIMCO Dynamic Income Fund	2,107	6,798	292,669	239,419

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. BASIS FOR CONSOLIDATION

PDILS I LLC and PCILS I LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), both Delaware LLC exempted companies, were formed as wholly owned subsidiaries acting as investment vehicles for PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Dynamic Income Fund (for purposes of this section, each a “Fund” and, collectively, the “Funds”), respectively, in order to effect certain investments consistent with each Fund’s objectives and policies in effect from time to time. PDILS I LLC and PCILS I LLC were formed on March 12, 2013 and March 7, 2013, respectively. PIMCO Dynamic Income Credit and Mortgage Fund’s and PIMCO Dynamic Income Fund’s investment portfolios have been consolidated and include the portfolio holdings of each Fund’s respective Subsidiary. Accordingly, the consolidated financial statements for each Fund include the accounts of each Fund’s respective subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Funds.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO, the investment manager of the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), has entered into a settlement agreement with the SEC that relates to BOND.

The settlement relates to disclosures regarding BOND’s performance attribution during the first four months of its existence in 2012 and the valuation of 43 smaller-sized positions of non-agency mortgage-backed securities using third-party vendor prices, as well as PIMCO’s policies and procedures related to these matters.

The settlement resolves the SEC’s investigation of BOND

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Funds may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Each Fund files U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SEMIANNUAL REPORT	DECEMBER 31, 2016	109

Notes to Financial Statements (Cont.)

As of their last fiscal year ended June 30, 2016 the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	06/30/2017	06/30/2018	06/30/2019
PCM Fund Inc.	$13,751	$1,419	$0
PIMCO Global StocksPlus® & Income Fund	89,083	5,575	0
PIMCO Income Opportunity Fund	0	0	0
PIMCO Strategic Income Fund, Inc.	13,338	0	0
PIMCO Dynamic Credit and Mortgage Income Fund	0	0	0
PIMCO Dynamic Income Fund	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended June 30, 2016, the Funds had the following post-effective capital losses with no expiration (amounts in thousands):

	Short-Term	Long-Term
PCM Fund Inc.	$0	$0
PIMCO Global StocksPlus® & Income Fund	42,063	0
PIMCO Income Opportunity Fund	0	0
PIMCO Strategic Income Fund, Inc.	37,613	504
PIMCO Dynamic Credit and Mortgage Income Fund	190,657	38,334
PIMCO Dynamic Income Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)(1)
PCM Fund, Inc.	$190,949	$13,517	$(10,792)	$2,735
PIMCO Global StocksPLUS® & Income Fund	161,816	16,987	(10,329)	6,658
PIMCO Income Opportunity Fund	555,423	49,165	(35,917)	13,248
PIMCO Strategic Income Fund, Inc.	952,085	21,244	(18,509)	2,735
PIMCO Dynamic Credit and Mortgage Income Fund	5,356,281	180,070	(325,410)	(145,340)
PIMCO Dynamic Income Fund	2,099,883	216,383	(98,797)	117,586

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals.

PIMCO Strategic Income Fund, Inc. (“RCS”) accounts for mortgage dollar rolls as financing transactions, such that the Fund treats the difference between the selling price and future purchase price on a mortgage dollar roll as interest income for U.S. federal income tax purposes. Such treatment determines RCS’s distributions relating thereto, and may increase the amount of distributions received by Fund shareholders that are taxed as ordinary income and cause shareholders to be taxed on distributions that effectively represent a return of the shareholder’s investment therein. The U.S. federal income tax rules governing the treatment of mortgage dollar roll transactions are complex, and the proper treatment of such transactions is unclear. If the Internal Revenue Service were to challenge or recharacterize RCS’s treatment of mortgage dollar rolls successfully, it would affect the amount, timing and character of distributions received by the Fund’s shareholders.

110	PIMCO CLOSED-END FUNDS

December 31, 2016 (Unaudited)

15. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On January 3, 2017, the following distributions were declared to common shareholders payable February 1, 2017 to shareholders of record on January 13, 2017:

PCM Fund, Inc.	$0.080000 per common share
PIMCO Global StocksPLUS® & Income Fund	$0.146680 per common share
PIMCO Income Opportunity Fund	$0.190000 per common share
PIMCO Strategic Income Fund, Inc.	$0.080000 per common share
PIMCO Dynamic Credit and Mortgage Income Fund	$0.164063 per common share
PIMCO Dynamic Income Fund	$0.220500 per common share

On February 1, 2017, the following distributions were declared to common shareholders payable March 1, 2017 to shareholders of record on February 13, 2017:

PCM Fund, Inc.	$0.080000 per common share
PIMCO Global StocksPLUS® & Income Fund	$0.146680 per common share
PIMCO Income Opportunity Fund	$0.190000 per common share
PIMCO Strategic Income Fund, Inc.	$0.072000 per common share
PIMCO Dynamic Credit and Mortgage Income Fund	$0.164063 per common share
PIMCO Dynamic Income Fund	$0.220500 per common share

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	DECEMBER 31, 2016	111

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	PAR	Banque Paribas, London
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RTA	Bank of New York Mellon Corp.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SBI	Citigroup Global Markets Ltd.
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	SCX	Standard Chartered Bank
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	SOG	Societe Generale
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	SSB	State Street Bank and Trust Co.
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	TOR	Toronto Dominion Bank
FBF	Credit Suisse International	NAB	National Australia Bank Ltd.	UAG	UBS AG Stamford
FOB	Credit Suisse Securities (USA) LLC	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	DKK	Danish Krone	JPY	Japanese Yen
BRL	Brazilian Real	EUR	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar
CHF	Swiss Franc	HKD	Hong Kong Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	NDDUEAFE	MSCI EAFE Index	S&P 500	Standard & Poor’s 500 Index
CDX.HY	Credit Derivatives Index - High Yield	PENAAA	Penultimate AAA Sub-Index

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
BBR	Bank Bill Rate	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	SP - ADR	Sponsored American Depositary Receipt
CBO	Collateralized Bond Obligation

112	PIMCO CLOSED-END FUNDS

Investment Strategy Updates

(Unaudited)

Effective July 29, 2016, PIMCO Dynamic Credit Income Fund changed its name to PIMCO Dynamic Credit and Mortgage Income Fund (for purposes of this section, the “Fund”). In connection with the name change, the Fund rescinded the following non-fundamental investment policy (the “Former Policy”):

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of debt instruments of varying maturities (the “80% policy”).

For purposes of the 80% policy, debt instruments may include, without limitation, bonds, debentures, notes, and other debt securities of U.S. and foreign (non-U.S.) corporate and other issuers, including commercial paper; mortgage-related and any other type of asset-backed securities issued on a public or private basis; U.S. Government securities; obligations of foreign governments or their sub-divisions, agencies and government sponsored enterprises and obligations of international agencies and supranational entities; municipal securities and other debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises, including taxable municipal securities (such as Build America Bonds); payment-in-kind securities; zero-coupon bonds; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or indexed securities; catastrophe bonds and other event-linked bonds; credit-linked notes; structured credit products; bank loans (including, among others, senior loans, delayed funding loans, revolving credit facilities and loan participations and assignments); preferred securities; convertible debt securities (i.e., debt securities that may be converted at either a stated price or stated rate into underlying shares of common stock), including synthetic convertible debt securities (i.e., instruments created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security, such as an income-producing security and the right to acquire an equity security); and bank certificates of deposit, fixed time deposits and bankers’ acceptances. The rate of interest on an income-producing security may be fixed, floating or variable. At any given time and from time to time substantially all of the Fund’s portfolio may consist of below investment grade securities. The Fund may invest in debt securities of stressed issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to debt instruments will be counted toward satisfaction of this 80% policy.

The Former Policy was replaced in its entirety with the following new non-fundamental investment policy (the “New Policy”):

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of mortgage-related securities and other debt instruments of varying maturities (the “80% policy”). For purposes of the 80% policy, mortgage-related securities may include, without limitation, mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial or residential mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

For purposes of the 80% policy, other debt instruments may include, without limitation, bonds, debentures, notes, and other debt securities of U.S. and foreign (non-U.S.) corporate and other issuers, including commercial paper; asset-backed securities issued on a public or private basis; U.S. Government securities; obligations of foreign governments or their sub-divisions, agencies and government sponsored enterprises and obligations of international agencies and supranational entities; municipal securities and other debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises, including taxable municipal securities (such as Build America Bonds); payment-in-kind securities; zero-coupon bonds; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or indexed securities; catastrophe bonds and other event-linked bonds; credit-linked notes; structured credit products; bank loans (including, among others, senior loans, delayed funding loans, revolving credit facilities and loan participations and assignments); preferred securities; convertible debt securities (i.e., debt securities that may be converted at either a stated price or stated rate into underlying shares of common stock), including synthetic convertible debt securities (i.e., instruments created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security, such as an income-producing security and the right to acquire an equity security); and bank certificates of deposit, fixed time deposits and bankers’ acceptances. The rate of interest on an income-producing security may be fixed, floating or variable. At any given time and from time to time substantially all of the Fund’s portfolio may consist of below investment grade securities. The Fund may invest in debt securities of stressed issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to mortgage-related securities or other debt instruments will be counted toward satisfaction of this 80% policy.

The New Policy became effective on July 29, 2016 and may only be changed by the Board of Trustees of the Fund after providing at least 60 days’ written notice to the Fund’s shareholders pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended.

The following risks are associated with the policies described above:

To the extent that the Fund has increased exposure to mortgage-related securities, the Fund may be exposed to increased risks associated with such asset classes.

SEMIANNUAL REPORT	DECEMBER 31, 2016	113

General Information

Investment Manager

Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of PCM Fund, Inc., PIMCO Global StocksPLUS® & Income Fund, PIMCO Income Opportunity Fund, PIMCO Strategic Income Fund, Inc., PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Dynamic Income Fund.

CEF4010SAR_123116

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that material information relating to the Registrant is made known to them by appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Global StocksPlus® & Income Fund

By:	/s/ PETER G. STRELOW

Peter G. Strelow
President (Principal Executive Officer)

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER G. STRELOW

Peter G. Strelow
President (Principal Executive Officer)

Date:	February 28, 2017

By:	/s/ WILLIAM G. GALIPEAU

William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date:	February 28, 2017